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CLAYMORE(SM)

                                     PROSPECTUS


                                     XGC   Claymore/Great Companies
                                           Large-Cap Growth Index ETF

                                     CZA   Claymore/Zacks Mid-Cap Core ETF


         ETF                         [LOGO] EXCHANGE-TRADED FUNDS

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                                     Claymore
                                     Exchange-Traded
                                     Fund Trust


                                     DECEMBER 31, 2008


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS


                                                                           PAGE

Introduction--Claymore Exchange-Traded Fund Trust                            3

Who Should Invest                                                            3

Tax-Advantaged Product Structure                                             4

Claymore/Great Companies Large-Cap Growth Index ETF                          5

Claymore/Zacks Mid-Cap Core ETF                                             11

Secondary Investment Strategies                                             17

Additional Risk Considerations                                              17

Investment Advisory Services                                                18

Purchase and Redemption of Shares                                           20

How to Buy and Sell Shares                                                  21

Frequent Purchases and Redemptions                                          25

Fund Service Providers                                                      25

Index Providers                                                             25

Disclaimers                                                                 26

Federal Income Taxation                                                     27

Other Information                                                           29

Financial Highlights                                                        29


No dealer, salesperson or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds, Claymore Advisors, LLC, the Funds' investment adviser (the "Investment Adviser"), or the Funds' distributor, Claymore Securities, Inc. This Prospectus does not constitute an offer by the Funds or by the Funds' distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Funds to make such an offer in such jurisdiction.

2 | CLAYMORE EXCHANGE-TRADED FUND TRUST

Introduction-Claymore Exchange-Traded Fund Trust


The Claymore Exchange-Traded Fund Trust (the "Trust") is an investment company currently consisting of 20 separate exchange-traded "index funds." The investment objective of each of the funds is to replicate as closely as possible, before fees and expenses, the performance of a specified market index. Claymore Advisors, LLC is the investment adviser for the funds (the "Investment Adviser").

This prospectus relates to two funds of the Trust, Claymore/Great Companies Large-Cap Growth Index ETF and Claymore/Zacks Mid-Cap Core ETF (each a "Fund" and, together, the "Funds").

The Funds' shares (the "Shares") are listed and traded on the NYSE Arca, Inc. (the "NYSE Arca"). The Funds' Shares trade at market prices that may differ to some degree from the net asset value ("NAV") of the Shares. Unlike conventional mutual funds, the Funds issue and redeem Shares on a continuous basis, at NAV, only in large specified blocks of 50,000 Shares, each of which is called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in a specified index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds.


Who Should Invest

The Funds are designed for investors who seek a relatively low-cost "passive" approach for investing in a portfolio of equity securities of companies in a specified index. The Funds may be suitable for long-term investment in the market represented by a specified index and may also be used as an asset allocation tool or as a speculative trading instrument.

                                                                  PROSPECTUS | 3

Tax-Advantaged Product Structure

Unlike interests in many conventional mutual funds, the Shares are traded throughout the day on a national securities exchange, whereas mutual fund interests are typically only bought and sold at closing net asset values. The Shares have been designed to be tradable in the secondary market on a national securities exchange on an intra-day basis, and to be created and redeemed principally in-kind in Creation Units at each day's next calculated NAV. These arrangements are designed to protect ongoing shareholders from adverse effects on the Funds' portfolios that could arise from frequent cash creation and redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund's need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund, whereas the Shares' in-kind redemption mechanism generally will not lead to a tax event for the Funds or their ongoing shareholders.

4 | CLAYMORE EXCHANGE-TRADED FUND TRUST

Claymore/Great Companies Large-Cap Growth Index ETF

Investment Objective

The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the Great Companies Large-Cap Growth Index (the "Large-Cap Index" or "Index"). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.

Primary Investment Strategies


The Fund, using a low cost "passive" or "indexing" investment approach, seeks to replicate, before fees and expenses, the performance of the Large-Cap Index. The Large-Cap Index is composed of between 35 and 50 securities. The companies included in the Index universe are selected using a quantitative methodology developed by Great Companies, Inc. ("Great Companies" or the "Index Provider") that is based on earnings growth, market price relative to True Worth(TM) (a proprietary valuation metric of Great Companies that measures implied cash flow returns relative to a stock's current multiple as well as comparable common stocks at competitive firms), and the traits of "great companies." These traits include some or all of the following characteristics exhibited by companies (as determined by the Index Provider):

o Highly regarded by knowledgeable experts, reflected in recognition by major publications for their achievements;

o     Publicly traded on a major stock exchange for at least five years;

o     Headquartered in the United States;

o     A history of operating excellence within their respective industries;

o Market capitalization in excess of $10 billion; with solid financials and appropriate debt levels;

o     Global orientation allowing the company to succeed anywhere in the world;

o     A history of above average long-term earnings growth;

o A record of either selling or closing poor-performing businesses while investing in or expanding higher-performing businesses;

o Protected by strong barriers such as patents, brand franchises, low cost producer status, superior quality and outstanding customer service;

o     A record of attracting and retaining high-performing employees;

o     An outstanding management team, especially the chief executive officer;
      and

o Growth primarily driven by innovation and other internal factors rather than by external factors (such as acquisitions).


                                                                  PROSPECTUS | 5

The Fund will at all times invest at least 90% of its total assets in common stock and American depositary receipts ("ADRs") that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.


The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.


The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another security in the Index, purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, or utilize various combinations of other available investment techniques, in seeking to accurately track the Index. In addition, from time to time securities are added to or removed from the Index. The Fund may sell securities that are represented in the Index or purchase securities that are not yet represented in the Index in anticipation of their removal from or addition to the Index.


Index Methodology

The Large-Cap Index selection methodology seeks to identify companies that have a track record of double digit earnings growth, the potential for double digit earnings growth in the future, possess the traits of all "great companies," as set forth above, and are trading at or below their True Worth(TM).

Index Construction

1. Potential Index constituents include all U.S. listed securities with large market capitalizations as defined by Great Companies (which currently means companies whose market capitalization is in excess of $10 billion).

2. The Index is comprised of securities that meet Great Companies' proprietary methodology as set forth above. The methodology is designed by Great Companies to identify those companies that offer investors the greatest potential future total returns, and the companies will be ranked in accordance with this methodology.

3. New constituents are initially weighted equally. Positions are revised semi-annually so as not to exceed 5% in any one company.

4. The selection process, reconstitution, and/or rebalancing of the Index is repeated semi-annually.

6 | CLAYMORE EXCHANGE-TRADED FUND TRUST

Primary Investment Risks

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Foreign Investment Risk. The Fund's investments in non-U.S. issuers, although limited to ADRs, may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less market liquidity, generally greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.


Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the Index.


                                                                  PROSPECTUS | 7

Replication Management Risk. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Index.


Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

8 | CLAYMORE EXCHANGE-TRADED FUND TRUST

Fund Performance

As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


--------------------------------------------------------------------------------
Shareholder Fees (paid directly by Authorized Participants)
--------------------------------------------------------------------------------
Sales charges (loads)                                                     None
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Standard creation/redemption transaction fee per order(1)               $  500
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Maximum creation/redemption transaction fee per order (1)               $2,000
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Annual Fund Operating Expenses(2) (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
Management fees                                                           0.50%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees(3)                                    --%
--------------------------------------------------------------------------------
Other expenses                                                            2.36%
--------------------------------------------------------------------------------
Total annual Fund operating expenses                                      2.86%
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Expense waiver and reimbursements(4)                                      1.82%
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Net operating expenses                                                    1.04%
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(1) Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $500. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee may be charged. See the following discussion of "Creation Transaction Fees and Redemption Transaction Fees".

(2) Expressed as a percentage of average net assets.

(3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.


(4) The Fund's Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.60% of average net assets per year, at least until December 31, 2011. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into an Expense Reimbursement Agreement (the "Expense Agreement") in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap.


                                                                  PROSPECTUS | 9

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
One Year*       Three Years*       Five Years*        Ten Years*
--------------------------------------------------------------------------------
$106            $331               $987               $2,756
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Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 per transaction. (See "How to Buy and Sell Shares" later in this Prospectus). APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $13,757, $41,868, $123,931 and $344,958 if the Creation Unit is redeemed after one year, three years, five years and ten years, respectively.*


If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.


* The costs for the one-year and three-year examples reflect the Expense Cap that is in effect until December 31, 2011, as set forth in the footnotes to the fee table. The costs for the five-year and ten-year examples do not reflect the Expense Cap after such date.


10 | CLAYMORE EXCHANGE-TRADED FUND TRUST

Claymore/Zacks Mid-Cap Core ETF

Investment Objective

The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an index called the Zacks Mid-Cap Core Index (the "Zacks Mid-Cap Core Index" or "Index"). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.

Primary Investment Strategies

The Fund, using a low cost "passive" or "indexing" investment approach, seeks to replicate, before fees and expenses, the performance of the Zacks Mid-Cap Core Index. The Index is comprised of 100 securities selected, based on investment and other criteria, from a universe of mid-capitalization securities including master limited partnerships ("MLPs") and American depositary receipts ("ADRs"). Currently, the mid-capitalization universe ranges from approximately $1 billion in market capitalization to $10 billion in market capitalization as defined by Zacks Investment Research, Inc. ("Zacks" or the "Index Provider"). The securities in the universe are selected using a proprietary strategy developed by Zacks. The Fund will at all times invest at least 90% of its total assets in securities that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.


The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.


The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another security in the Index, purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, or utilize various combinations of other available investment techniques, in seeking to accurately track the Index. In addition, from time to time securities are added to or removed from the Index.

The Fund may sell securities that are represented in the Index or purchase securities that are not yet represented in the Index in anticipation of their removal from or addition to the Index.


                                                                 PROSPECTUS | 11

Index Methodology

The Zacks Mid-Cap Core Index selection methodology is designed to identify securities with potentially superior risk-return profiles as determined by Zacks. The Index seeks to select a group of securities with the potential to outperform indices such as the Russell Midcap Index or the S&P MidCap 400 Index and other benchmark indices on a risk-adjusted basis.

The Index constituent selection methodology utilizes multi-factor proprietary selection rules to identify securities stocks that offer the greatest potential from a risk/return perspective. The approach is specifically designed to enhance investment applications and investability. The Index is adjusted quarterly.

Index Construction


1. Potential Index constituents include all common stocks, ADRs and MLPs listed on major domestic exchanges. The universe is limited to the mid-capitalization universe as defined by Zacks, which consists of those securities that rank between the 7th percentile and 25th percentile of an ordinal ranking of all domestic equities based on descending market capitalization (which currently translates to a range from approximately $1 billion in market capitalization to $10 billion in market capitalization).


2. Each security is ranked using a quantitative rules-based methodology that includes broker recommendation changes, valuation, liquidity, contrarian indicators, and other factors and is sorted from highest to lowest. The constituent selection methodology was developed by Zacks as a quantitative approach to identifying those securities that offer the greatest return potential on a risk-adjusted basis.

3. The Index is comprised of the 100 highest-ranking securities chosen using a rules-based quantitative ranking methodology proprietary to Zacks. The constituents are weighted based on relative market capitalization.

4. The constituent selection process as well as the ranking, reconstitution, and rebalancing of the Index is repeated quarterly.

Primary Investment Risks

Investors should consider the following risk factors and special considerations associated with investing in the fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's

12 | CLAYMORE EXCHANGE-TRADED FUND TRUST portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Foreign Investment Risk. The Fund's investments in non-U.S. issuers, although limited to ADRs, may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less market liquidity, generally greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Medium-sized Company Risk. Investing in securities of medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.


MLP Risk. Investments in securities of MLPs involve risks that differ from an investment in common stock. Holders of the units of MLPs have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of MLPs. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a MLP, including a conflict arising as a result of incentive distribution payments.

Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the Index.

Replication Management Risk. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Index.


                                                                 PROSPECTUS | 13

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

14 | CLAYMORE EXCHANGE-TRADED FUND TRUST

Fund Performance

As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


--------------------------------------------------------------------------------
Shareholder Fees (paid directly by Authorized Participants)
--------------------------------------------------------------------------------
Sales charges (loads)                                                     None
--------------------------------------------------------------------------------
Standard creation/redemption transaction fee per order(1)               $  500
--------------------------------------------------------------------------------
Maximum creation/redemption transaction fee per order (1)               $2,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Annual Fund Operating Expenses(2) (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
Management fees                                                           0.50%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees(3)                                    --%
--------------------------------------------------------------------------------
Other expenses                                                            2.80%
--------------------------------------------------------------------------------
Total annual Fund operating expenses                                      3.30%
--------------------------------------------------------------------------------
Expense waiver and reimbursements(4)                                      2.18%
--------------------------------------------------------------------------------
Net operating expenses                                                    1.12%
--------------------------------------------------------------------------------

(1) Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $500. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee may be charged. See the following discussion of "Creation Transaction Fees and Redemption Transaction Fees".


(2) Expressed as a percentage of average net assets.

(3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.


(4) The Fund's Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.60% of average net assets per year, at least until December 31, 2011. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into an Expense Reimbursement Agreement (the "Expense Agreement") in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap.


                                                                 PROSPECTUS | 15

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
One Year*           Three Years*         Five Years*         Ten Years*
--------------------------------------------------------------------------------
$114                $356                 $1,108              $3,104
--------------------------------------------------------------------------------


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 per transaction. (See "How to Buy and Sell Shares" later in this Prospectus). APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $14,772, $44,997, $139,057 and $388,558 if the Creation Unit is redeemed after one year, three years, five years and ten years, respectively.*


If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.


* The costs for the one-year and three-year examples reflect the Expense Cap that is in effect until December 31, 2011, as set forth in the footnotes to the fee table. The costs for the five-year and ten-year examples do not reflect the Expense Cap after such date.


16 | CLAYMORE EXCHANGE-TRADED FUND TRUST

Secondary Investment Strategies


As a primary investment strategy, each Fund will at all times invest at least 90% of its total assets in component securities that comprise its respective Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. As secondary investment strategies, the Funds may invest their remaining assets in money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments, convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular stock or stock index) and in swaps, options and futures contracts. Swaps, options and futures contracts (and convertible securities and structured notes) may be used by a Fund in seeking performance that corresponds to its respective Index, and in managing cash flows. The Funds will not invest in money market instruments as part of a temporary defensive strategy to protect against potential stock market declines. The Investment Adviser anticipates that it may take approximately three business days (i.e., each day the NYSE Arca is open) for additions and deletions to each Fund's Index to be reflected in the portfolio composition of the Fund.


Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

The Funds may lend their portfolio securities to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. In connection with such loans, the Fund receives liquid collateral equal to at least 102% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis.

The policies described herein constitute non-fundamental policies that may be changed by the Board of Trustees without shareholder approval. Certain other fundamental policies of the Fund are set forth in the Statement of Additional Information under "Investment Restrictions."

Additional Risk Considerations

In addition to the risks described previously, there are certain other risks related to investing in the Funds.


Trading Issues. Trading in Shares on the NYSE Arca may be halted due to market conditions or for reasons that, in the view of the NYSE Arca, make trading in Shares inadvisable. In addition, trading in Shares on the NYSE Arca is subject to trading halts caused by extraordinary market volatility pursuant to the NYSE Arca "circuit breaker" rules. There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of the Funds will continue to be met or will remain unchanged.

Fluctuation of Net Asset Value. The NAV of a Fund's Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the NYSE Arca. The Investment Adviser cannot predict


                                                                 PROSPECTUS | 17
whether the Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of the Index trading individually or in the aggregate at any point in time.

However, given that the Shares can be purchased and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes premiums to, their NAV), the Investment Adviser believes that large discounts or premiums to the NAV of the Shares should not be sustained.

Securities Lending. Although a Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

Leverage. To the extent that a Fund borrows money, it may be leveraged. Leveraging generally exaggerates the effect on NAV of any increase or decrease in the market value of the Fund's portfolio securities.

These risks are described further in the Statement of Additional Information.

Investment Advisory Services

Investment Adviser


Claymore Advisors, LLC, a wholly-owned subsidiary of Claymore Group Inc., acts as each Fund's investment adviser pursuant to an advisory agreement with the Fund (the "Advisory Agreement"). The Investment Adviser is a Delaware limited liability company with its principal offices located at 2455 Corporate West Drive, Lisle, Illinois 60532. As of September 30, 2008, Claymore entities have provided supervisory, management, servicing or distribution services on approximately $13.8 billion in assets. Claymore currently offers exchange-traded funds, unit investment trusts and closed-end funds. Pursuant to the Advisory Agreement, the Investment Adviser manages the investment and reinvestment of each Fund's assets and administers the affairs of each Fund to the extent requested by the Board of Trustees. The Investment Adviser also acts as investment adviser to closed-end and open-end management investment companies.

Pursuant to the Advisory Agreement, each Fund pays the Investment Adviser an advisory fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.50% of each Fund's average daily net assets. The Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expenses, a portion of each Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of each Fund's business) from exceeding 0.60% of average net assets per year, at least until December 31, 2011. The offering costs excluded from the 0.60% Expense Cap are: (a) legal fees pertaining to each Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust


18 | CLAYMORE EXCHANGE-TRADED FUND TRUST and the Investment Adviser have entered into the Expense Agreement, in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of each Fund in order to maintain the expense ratio of each Fund at or below 0.60% (excluding the expenses set forth above). For a period of five years subsequent to each Fund's commencement of operations, the Investment Adviser may recover from each Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap.

In addition to advisory fees, each Fund pays all other costs and expenses of its operations, including service fees, distribution fees, custodian fees, legal and independent registered public accounting firm fees, the costs of reports and proxies to shareholders, compensation of Trustees (other than those who are affiliated persons of the Investment Adviser) and all other ordinary business expenses not specifically assumed by the Investment Adviser.

Approval of Advisory Agreement


A discussion regarding the basis for the Board of Trustees' approval of the Advisory Agreement is available in each Fund's annual report to shareholders dated August 31, 2008.


Portfolio Management


The portfolio manager who is currently responsible for the day-to-day management of each Fund's portfolio is Chuck Craig, CFA. Mr. Craig has managed each Fund's portfolio since its inception. Mr. Craig is a Managing Director, Portfolio Management and Supervision, of the Investment Adviser and Claymore Securities, Inc. and joined Claymore Securities, Inc. in May of 2003. Mr. Craig received a M.S. in Financial Markets from the Center for Law and Financial Markets at the Illinois Institute of Technology. He also earned a B.S. in Finance from Northern Illinois University.


The Statement of Additional Information provides additional information about the portfolio manager's compensation structure, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the Funds he manages.

                                                                 PROSPECTUS | 19

Purchase and Redemption of Shares

General


The Shares are issued or redeemed by the Funds at net asset value per Share only in Creation Unit size. See "Creations, Redemptions and Transaction Fees."

Most investors will buy and sell Shares of the Funds in secondary market transactions through brokers. Shares of the Funds are listed and traded on the secondary market on the NYSE Arca. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller "odd lots," at no per-share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Funds trade on the NYSE Arca at prices that may differ to varying degrees from the daily NAV of the Shares. Given that each Fund's Shares can be issued and redeemed in Creation Units, the Investment Adviser believes that large discounts and premiums to NAV should not be sustained for long. The Funds trade under the NYSE Arca symbols set forth in the chart below.

--------------------------------------------------------------------------------
Name of Fund                                            NYSE Arca Ticker Symbol
--------------------------------------------------------------------------------
Claymore/Great Companies Large-Cap Growth Index ETF                         XGC
--------------------------------------------------------------------------------
Claymore/Zacks Mid-Cap Core ETF                                             CZA
--------------------------------------------------------------------------------


Share prices are reported in dollars and cents per Share.

Investors may acquire Shares directly from the Funds, and shareholders may tender their Shares for redemption directly to the Funds, only in Creation Units of 50,000 Shares, as discussed in the "Creations, Redemptions and Transaction Fees" section, which follows.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you may hold in book entry or "street name" form.

20 | CLAYMORE EXCHANGE-TRADED FUND TRUST

How to Buy and Sell Shares

Pricing Fund Shares


The trading price of each Fund's shares on the NYSE Arca may differ from the Fund's daily net asset value and can be affected by market forces of supply and demand, economic conditions and other factors.

The NYSE Arca disseminates the approximate value of Shares of the Funds every fifteen seconds. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Funds because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and the Funds do not make any warranty as to its accuracy.

The net asset value per Share for each Fund is determined once daily as of the close of the NYSE Arca, usually 4:00 p.m. Eastern time, each day the NYSE Arca is open for trading. NAV per Share is determined by dividing the value of the Fund's portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of shares outstanding.

Equity securities are valued at the last reported sale price on the principal exchange or on the principal OTC market on which such securities are traded, as of the close of regular trading on the NYSE Arca on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Short-term securities for which market quotations are not readily available are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, including restricted securities, are valued by a method that the Trustees believe accurately reflects fair value. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security's value or meaningful portion of a Fund's portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE Arca. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.


Creation Units

Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Funds must have entered into an authorized participant agreement with the distributor and the transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the

                                                                 PROSPECTUS | 21
procedures applicable to purchase and redemption of Creation Units. For more detailed information, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

How to Buy Shares


In order to purchase Creation Units of a Fund, an investor must generally deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the stocks included in the Index (the "Deposit Securities") and generally make a small cash payment referred to as the "Cash Component." For those Authorized Participants that are not eligible for trading a Deposit Security, custom orders are available. The list of the names and the numbers of shares of the Deposit Securities is made available by the Funds' custodian through the facilities of the National Securities Clearing Corporation, commonly referred to as NSCC, immediately prior to the opening of business each day of the NYSE Arca. The Cash Component represents the difference between the net asset value of a Creation Unit and the market value of the Deposit Securities. In the case of custom orders, cash-in-lieu may be added to the Cash Component to replace any Deposit Securities that the Authorized Participant may not be eligible to trade.

Orders must be placed in proper form by or through either (i) a "Participating Party" i.e., a broker-dealer or other participant in the Clearing Process of the Continuous Net Settlement System of the NSCC (the "Clearing Process") or (ii) a participant of The Depository Trust Company ("DTC Participant") that has entered into an agreement with the Trust, the distributor and the transfer agent, with respect to purchases and redemptions of Creation Units (collectively, "Authorized Participant" or "AP"). All standard orders must be placed for one or more whole Creation Units of Shares of each Fund and must be received by the distributor in proper form no later than the close of regular trading on the NYSE Arca (ordinarily 4:00 p.m. Eastern time) ("Closing Time") in order to receive that day's closing NAV per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the distributor no later than one hour prior to Closing Time in order to receive that day's closing NAV per Share. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or any other relevant reason. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

A fixed creation transaction fee of $500 per transaction (the "Creation Transaction Fee") is applicable to each transaction regardless of the number of Creation Units purchased in the transaction. A variable charge of up to four times the Creation Transaction Fee may be imposed with respect to transactions effected outside of the Clearing Process (through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information. The price for each Creation Unit will equal the daily NAV per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.


22 | CLAYMORE EXCHANGE-TRADED FUND TRUST

Shares of each Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. Any such transaction effected must be effected outside the Clearing Process. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

Legal Restrictions on Transactions in Certain Stocks

An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the purchase of a Creation Unit may, at a Fund's discretion, be permitted to deposit an equivalent amount of cash in substitution for any stock which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

Redemption of Shares


Shares may be redeemed only in Creation Units at their NAV and only on a day the NYSE Arca is open for business. The Funds' custodian makes available immediately prior to the opening of business each day of the NYSE Arca, through the facilities of the NSCC, the list of the names and the numbers of shares of the Funds' portfolio securities that will be applicable that day to redemption requests in proper form ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to purchases of Creation Units. Unless cash redemptions are available or specified for the Funds, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the NAV of Shares being redeemed as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less the applicable redemption fee and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the NAV of Shares being redeemed, a compensating cash payment to the Trust equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes will be required to be arranged for by or on behalf of the redeeming shareholder. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

An order to redeem Creation Units of the Fund may only be effected by or through an Authorized Participant. An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the Closing Time in order to receive that day's closing NAV per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the transfer agent no later than 3:00 p.m. Eastern time.

A fixed redemption transaction fee of $500 per transaction (the "Redemption Transaction Fee") is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. A variable charge of up to four times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by the Trust with respect to redemptions effected outside of the Clearing Process or to the extent that redemptions are for cash. The Funds reserve the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities, however, a Fund may, in


                                                                 PROSPECTUS | 23
its discretion, reject any such request. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

Distributions

Dividends and Capital Gains. Fund shareholders are entitled to their share of a Fund's income and net realized gains on its investments. Each Fund pays out substantially all of its net earnings to its shareholders as "distributions."


Each Fund typically earns income dividends from stocks and may also earn interest from debt securities. These amounts, net of expenses, are passed along to Fund shareholders as "income dividend distributions." Each Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as "capital gain distributions."

Income dividends, if any, are distributed to shareholders annually. Net capital gains are distributed at least annually. Dividends may be declared and paid more frequently to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended. Some portion of each distribution may result in a return of capital. Fund shareholders will be notified regarding the portion of the distribution that represents a return of capital.


Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through which the Shares were purchased makes such option available.

Distribution Plan and Service Plan

The Board of Trustees of the Trust has adopted a distribution and services plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders of each class and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year.

No 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of a Fund's assets on an ongoing basis, these fees will increase the cost of your investment in the Fund. By purchasing shares subject to distribution fees and service fees, you may pay more over time than you would by purchasing shares with other types of sales charge arrangements. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the Financial Industry Regulatory Authority ("FINRA"). The net income attributable to the Shares will be reduced by the amount of distribution fees and service fees and other expenses of the Funds.

24 | CLAYMORE EXCHANGE-TRADED FUND TRUST

Frequent Purchases and Redemptions

The Funds impose no restrictions on the frequency of purchases and redemptions. The Board of Trustees evaluated the risks of market timing activities by the Funds' shareholders when they considered that no restriction or policy was necessary. The Board considered that, unlike traditional mutual funds, each Fund issues and redeems its shares at NAV for a basket of securities intended to mirror the Fund's portfolio, plus a small amount of cash, and a Fund's Shares may be purchased and sold on the exchange at prevailing market prices. Given this structure, the Board determined that it is unlikely that (a) market timing would be attempted by each Fund's shareholders or (b) any attempts to market time a Fund by its shareholders would result in negative impact to the Fund or its shareholders.

Fund Service Providers

Claymore Advisors, LLC is the administrator of the Funds.


The Bank of New York Mellon ("BNY Mellon") is the custodian and fund accounting and transfer agent for the Funds.


Clifford Chance US LLP serves as legal counsel to the Funds.

Ernst & Young LLP serves as the Fund's independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

Index Providers


Each Fund is entitled to use its respective Index pursuant to a sub-licensing arrangement with the Investment Adviser.

Great Companies, Inc. ("Great Companies") is the Index Provider for the Claymore/Great Companies Large-Cap Growth Index ETF. Great Companies is not affiliated with the Trust, the Investment Adviser or the distributor. The Investment Adviser has entered into a license agreement with Great Companies to use the Index. The Fund is entitled to use the Index pursuant to a sub-licensing arrangement with the Investment Adviser.

Zacks Investment Research, Inc. ("Zacks") is the Index Provider for the Claymore/Zacks Mid-Cap Core ETF. Zacks is not affiliated with the Trust, the Investment Adviser or the distributor. The Investment Adviser has entered into a license agreement with Zacks to use the Index. The Fund is entitled to use the Index pursuant to a sub-licensing arrangement with the Investment Adviser.


                                                                 PROSPECTUS | 25

Disclaimers


The "Great Companies Large-Cap Growth Index" is a trademark of Great Companies and has been licensed for use for certain purposes by the Investment Adviser. The Fund is not sponsored, endorsed, sold or promoted by Great Companies and Great Companies makes no representation regarding the advisability of investing in Shares of the Fund.

The "Zacks Mid-Cap Core Index" is a trademark of Zacks and has been licensed for use for certain purposes by the Investment Adviser. The Fund is not sponsored, endorsed, sold or promoted by Zacks and Zacks makes no representation regarding the advisability of investing in Shares of the Fund.

The Claymore/Great Companies Large-Cap Growth Index ETF and its Shares are not sponsored, endorsed, sold or promoted by Great Companies. Great Companies makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of any data supplied by Great Companies to track general stock market performance. Great Companies' only relationship to the Investment Adviser is the licensing of certain trademarks and trade names of Great Companies and of the data supplied by Great Companies, which is determined, composed and calculated by Great Companies without regard to the Fund or its Shares. Great Companies has no obligation to take the needs of the Investment Adviser or the shareholders of the Fund into consideration in determining, composing or calculating the data supplied by Great Companies. Great Companies is not responsible for and has not participated in the determination of the prices of the Shares of the Fund or the timing of the issuance or sale of such Shares. Great Companies has no obligation or liability in connection with the administration, marketing or trading of the Fund or its Shares.

The Claymore/Zacks Mid-Cap Core ETF and its Shares are not sponsored, endorsed, sold or promoted by Zacks. Zacks makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of any data supplied by Zacks to track general stock market performance. Zacks's only relationship to the Investment Adviser is the licensing of certain trademarks and trade names of Zacks and of the data supplied by Zacks, which is determined, composed and calculated by Zacks without regard to the Fund or its Shares. Zacks has no obligation to take the needs of the Investment Adviser or the shareholders of the Fund into consideration in determining, composing or calculating the data supplied by Zacks. Zacks is not responsible for and has not participated in the determination of the prices of the Shares of the Fund or the timing of the issuance or sale of such Shares. Zacks has no obligation or liability in connection with the administration, marketing or trading of the Fund or its Shares.

The Investment Adviser does not guarantee the accuracy and/or the completeness of any Index or any data included therein, and the Investment Adviser shall have no liability for any errors, omissions or interruptions therein. The Investment Adviser makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of the Index or any data included therein. The Investment Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall


26 | CLAYMORE EXCHANGE-TRADED FUND TRUST the Investment Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Index even if notified of the possibility of such damages.

Federal Income Taxation

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

o     Your Fund makes distributions,


o     You sell your Shares listed on the NYSE Arca, and


o     You purchase or redeem Creation Units.

Taxes on Distributions


Dividends from net investment income, or income dividends, if any, are distributed to shareholders annually. Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund. Dividends paid out of a Fund's income and net short-term gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

Long-term capital gains of non-corporate taxpayers are generally taxed at a maximum rate of 15% for taxable years beginning before January 1, 2011. In addition, for these taxable years some ordinary dividends declared and paid by a Fund to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder. Without future Congressional action, the maximum rate of long-term capital gain will return to 20% in 2011, and all dividends will be taxed at ordinary income rates.


Distributions in excess of a Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce a Fund's net asset value per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.


If you are not a citizen or permanent resident of the United States, each Fund's income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business carried on through a permanent establishment in the United States. For taxable years of the Funds beginning before January 1, 2010, the Funds may, under certain circumstances, designate all or a portion of a dividend as an "interest-related dividend" or a "short-term capital gain


                                                                 PROSPECTUS | 27
dividend." An interest-related dividend that is received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. A short-term capital gain dividend that is received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, unless the foreign person is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. Prospective investors are urged to consult their tax advisors concerning the applicability of the U.S. withholding tax.

Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

By law, each Fund must withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number. This backup withholding rate for individuals is currently 28%.


Taxes on Exchange-Listed Shares Sales

Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Taxes on Purchase and Redemption of Creation Units

An authorized purchaser who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales" on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares and at what price you purchased and sold.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on fund distributions, and sales of Fund Shares. You are

28 | CLAYMORE EXCHANGE-TRADED FUND TRUST advised to consult your personal tax advisor about the potential tax consequences of an investment in Fund Shares under all applicable tax laws.

Other Information

For purposes of the 1940 Act each Fund is treated as a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Funds. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with a Fund.

Disclosure of Portfolio Holdings

A description of the Trust's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information.

Financial Highlights

The financial highlights table is intended to help you understand each Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements which have been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report, which is available upon request.

                                                                 PROSPECTUS | 29

Claymore/Great Companies Large-Cap Growth Index ETF

                                                                                                              For the
                                                                                                               Period
                                                                                                             April 2,
                                                                                For the Fiscal Year            2007**
Per share operating performance                                                               Ended           through
for a share outstanding throughout the period                                       August 31, 2008   August 31, 2007
-------------------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of period                                                  $    25.01         $   25.02
-------------------------------------------------------------------------------------------------------------------------
   Income from investment operations
     Net investment income (loss) (a)                                                          0.12             (0.01)
     Net realized and unrealized gain (loss) on investments                                   (4.52)               --
-------------------------------------------------------------------------------------------------------------------------
     Total from investment operations                                                         (4.40)            (0.01)
-------------------------------------------------------------------------------------------------------------------------
   Distributions to Shareholders
     From and in excess of Net investment income                                              (0.19)               --
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                           $    20.42         $   25.01
=========================================================================================================================
Market value, end of period                                                              $    20.62         $   25.02
=========================================================================================================================
   Total return*(b)
     Net asset value                                                                         -17.73%            -0.04%

   Ratios and supplemental data
     Net assets, end of period (thousands)                                               $    6,126         $   5,001

     Ratio of net expenses to average net assets**                                             1.04%             1.77%(c)

     Ratio of net investment income (loss) to average net assets                               0.54%            -0.06%(c)

     Portfolio turnover rate (d)                                                                 25%                2%

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

     Ratio of expenses to average net assets                                                   2.86%             7.01%(c)
     Ratio of net investment income (loss) to average net assets                              -1.28%            -5.30%(c)

** Commencement of investment operations and initial listing date on the American Stock Exchange.

(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized. It does not include securities received or delivered from processing creations or redemptions.


30 | CLAYMORE EXCHANGE-TRADED FUND TRUST

Claymore/Zacks Mid-Cap Core ETF

                                                                                                          For the
                                                                                                           Period
                                                                                                         April 2,
                                                                                   For the Year            2007**
Per share operating performance                                                           Ended           through
for a share outstanding throughout the period                                   August 31, 2008   August 31, 2007
---------------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of period                                                $  25.50          $  25.09
---------------------------------------------------------------------------------------------------------------------
   Income from investment operations
     Net investment income (loss)(a)                                                       0.06             (0.02)
     Net realized and unrealized gain (loss) on investments                               (1.66)             0.43
---------------------------------------------------------------------------------------------------------------------
     Total from investment operations                                                     (1.60)             0.41
---------------------------------------------------------------------------------------------------------------------
   Distributions to Shareholders from
     From and in excess of Net investment income                                          (0.10)               --
---------------------------------------------------------------------------------------------------------------------
   Net asset value, end of period                                                      $  23.80          $  25.50
=====================================================================================================================
   Market value, end of period                                                         $  23.99          $  25.59
=====================================================================================================================
   Total return* (b)
     Net asset value                                                                      -6.32%             1.64%

   Ratios and supplemental data
     Net assets, end of period (thousands)                                             $  4,760          $  5,100

     Ratio of net expenses to average net assets*                                          1.12%             1.81%(c)

     Ratio of net investment income (loss) to average net assets*                          0.24%            -0.21%(c)

     Portfolio turnover rate (d)                                                            136%               17%

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

     Ratio of expenses to average net assets                                               3.30%             7.13%(c)
     Ratio of net investment income (loss) to average net assets                          -1.94%            -5.53%(c)

** Commencement of investment operations and initial listing date on the American Stock Exchange.

(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized. It does not include securities received or delivered from processing creations or redemptions.


                                                                 PROSPECTUS | 31

Premium/Discount Information


The table that follows presents information about the differences between the daily market price on secondary markets for Shares and the NAV of each Fund. NAV is the price per share at which each Fund issues and redeems Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The "Market Price" of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the exchange on which the Fund is listed for trading, as of the time the Fund's NAV is calculated. Each Fund's Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.


Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Market Price of each Fund on a given day, generally at the time NAV is calculated. A premium is the amount that each Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that each Fund is trading below the reported NAV, expressed as a percentage of the NAV.


The following information shows the frequency of distributions of premiums and discounts for each Fund. The information shown for each Fund is for the fiscal year ended August 31, 2008 and for each of the last four quarters.


Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

32 | CLAYMORE EXCHANGE-TRADED FUND TRUST

Claymore/Great Companies Large-Cap Growth Index ETF*

                             Number         Number         Number         Number         Number
                            of Days/       of Days/       of Days/       of Days/       of Days/
                           Percentage     Percentage     Percentage     Percentage     Percentage
                            of Total       of Total       of Total       of Total       of Total
                          Days (Period   Days (Period   Days (Period   Days (Period   Days (Period
Premium/                      Ended          Ended          Ended          Ended         Ended
Discount Range              8/31/08)       9/30/08)       6/30/08)       3/31/08)      12/31/07)
--------------------------------------------------------------------------------------------------
Greater than 2.0%             1/0.28%        1/0.26%        1/0.32%        0/0.00%        0/0.00%
--------------------------------------------------------------------------------------------------
Between 1.5% and 2.0%         0/0.00%        0/0.00%        0/0.00%        0/0.00%        0/0.00%
--------------------------------------------------------------------------------------------------
Between 1.0% and 1.5%         1/0.28%        1/0.26%        1/0.32%        1/0.40%        1/0.53%
--------------------------------------------------------------------------------------------------
Between 0.5% and 1.0%         8/2.23%       11/2.90%        8/2.54%        7/2.79%        7/3.68%
--------------------------------------------------------------------------------------------------
Between -0.5% and 0.5%     341/95.25%     356/93.93%     300/95.24%     238/94.82%     181/95.26%
--------------------------------------------------------------------------------------------------
Between -0.5% and -1.0%       3/0.84%        6/1.58%        2/0.63%        2/0.80%        1/0.53%
--------------------------------------------------------------------------------------------------
Between -1.0% and -1.5%       1/0.28%        1/0.26%        0/0.00%        0/0.00%        0/0.00%
--------------------------------------------------------------------------------------------------
Between -1.5% and -2.0%       1/0.28%        1/0.26%        1/0.32%        1/0.40%        0/0.00%
--------------------------------------------------------------------------------------------------
Less than -2.0%               2/0.56%        2/0.53%        2/0.63%        2/0.80%        0/0.00%
--------------------------------------------------------------------------------------------------
Total                        358/100%       379/100%       315/100%       251/100%       190/100%
==================================================================================================

*     Commenced operations on April 2, 2007.


                                                                 PROSPECTUS | 33

Claymore/Zacks Mid-Cap Core ETF*

                             Number         Number         Number         Number         Number
                            of Days/       of Days/       of Days/       of Days/       of Days/
                           Percentage     Percentage     Percentage     Percentage     Percentage
                            of Total       of Total       of Total       of Total       of Total
                          Days (Period   Days (Period   Days (Period   Days (Period   Days (Period
Premium/                      Ended          Ended          Ended          Ended         Ended
Discount Range              8/31/08)       9/30/08)       6/30/08)       3/31/08)      12/31/07)
--------------------------------------------------------------------------------------------------
Greater than 2.0%             1/0.28%        1/0.26%        1/0.32%        1/0.40%        0/0.00%
--------------------------------------------------------------------------------------------------
Between 1.5% and 2.0%         1/0.28%        2/0.53%        1/0.32%        0/0.00%        0/0.00%
--------------------------------------------------------------------------------------------------
Between 1.0% and 1.5%         0/0.00%        0/0.00%        0/0.00%        0/0.00%        0/0.00%
--------------------------------------------------------------------------------------------------
Between 0.5% and 1.0%         7/1.96%        8/2.11%        5/1.59%        5/1.99%        5/2.63%
--------------------------------------------------------------------------------------------------
Between -0.5% and 0.5%     345/96.36%     362/95.51%     304/96.51%     242/96.41%     184/96.84%
--------------------------------------------------------------------------------------------------
Between -0.5% and -1.0%       3/0.84%        5/1.32%        3/0.95%        3/1.20%        1/0.53%
--------------------------------------------------------------------------------------------------
Between -1.0% and -1.5%       0/0.00%        0/0.00%        0/0.00%        0/0.00%        0/0.00%
--------------------------------------------------------------------------------------------------
Between -1.5% and -2.0%       1/0.28%        1/0.26%        1/0.32%        0/0.00%        0/0.00%
--------------------------------------------------------------------------------------------------
Less than -2.0%               0/0.00%        0/0.00%        0/0.00%        0/0.00%        0/0.00%
--------------------------------------------------------------------------------------------------
Total                        358/100%       379/100%       315/100%       251/100%       190/100%
==================================================================================================

*     Commenced operations on April 2, 2007.


34 | CLAYMORE EXCHANGE-TRADED FUND TRUST

Total Return Information


The following table presents information about the total return of each Fund's Index in comparison to the total return of that Fund. The information presented for each Fund is for the fiscal year ended August 31, 2008.


"Cumulative total returns" represent the total change in value of an investment over the period indicated. A Fund's per Share NAV is the value of one Share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of a Fund, and the market return is based on the market price per Share of a Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which a Fund is listed for trading, as of the time that a Fund's NAV is calculated. Since a Fund's Shares typically do not trade in the secondary market until several days after a Fund's inception, for the period from inception to the first day of secondary market trading in Fund shares, the NAV of a Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in a Fund at Market Price and NAV, respectively. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Funds, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Funds. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Shares of each Fund. The investment return and principal value of Shares of a Fund will vary with changes in market conditions. Shares of a Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Funds' past performance is no guarantee of future results.


                                                                   Cumulative Total Returns
                                                                           Since Inception*
Fund/Index Name                                                     through August 31, 2008
--------------------------------------------------------------------------------------------
Claymore/Great Companies Large-Cap Growth Index ETF (At NAV)                        -17.76%
--------------------------------------------------------------------------------------------
Claymore/Great Companies Large-Cap Growth Index ETF (At Market)                     -16.95%
--------------------------------------------------------------------------------------------
Great Companies Large-Cap Growth Index                                              -15.99%
--------------------------------------------------------------------------------------------
Standard & Poor's 500(R) Index                                                       -7.12%
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
Claymore/Zacks Mid-Cap Core ETF (At NAV)                                             -4.79%
--------------------------------------------------------------------------------------------
Claymore/Zacks Mid-Cap Core ETF (At Market)                                          -4.03%
--------------------------------------------------------------------------------------------
Zacks Mid-Cap Core Index                                                             -3.97%
--------------------------------------------------------------------------------------------
Standard & Poor's 500(R) Index                                                       -7.12%
--------------------------------------------------------------------------------------------

*     Each of the Funds commenced operations on April 2, 2007.


                                                                 PROSPECTUS | 35

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For More Information

Existing Shareholders or Prospective Investors

o     Call your broker

o     www.claymore.com

Dealers

o     www.claymore.com

o     Distributor Telephone: (888) 949-3837

Investment Adviser

Claymore Advisors, LLC
2455 Corporate West Drive
Lisle, Illinois 60532

Distributor

Claymore Securities, Inc.
2455 Corporate West Drive
Lisle, Illinois 60532

Custodian

The Bank of New York Mellon
101 Barclay Street
New York, New York 10286

Transfer Agent

The Bank of New York Mellon
101 Barclay Street
New York, New York 10286

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Independent Registered Public Accounting Firm

Ernst & Young LLP
233 South Wacker Drive
Chicago, Illinois 60606

A Statement of Additional Information dated December 31, 2008, which contains more details about the Funds, is incorporated by reference in its entirety into this Prospectus, which means that it is legally part of this Prospectus.


You will find additional information about each Fund in its annual and semi-annual reports to shareholders, when available. The annual report will explain the market conditions and investment strategies affecting each Fund's performance during its last fiscal year.

You can ask questions or obtain a free copy of the Funds' shareholder reports or the Statement of Additional Information by calling 1-888-949-3837. Free copies of the Funds' shareholder reports and the Statement of Additional Information are available from our website at www.claymore.com.

Information about each Fund, including its reports and the Statement of Additional Information, has been filed with the SEC. It can be reviewed and copied at the SEC's Public Reference Room in Washington, DC or on the EDGAR database on the SEC's internet site (http://www.sec.gov). Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, 100 F Street NE, Room 1580, Washington, DC 20549.

PROSPECTUS

Distributor
Claymore Securities, Inc.
2455 Corporate West Drive
Lisle, Illinois 60532


December 31, 2008


Investment Company Act File No. 811-21906

[LOGO]
CLAYMORE(SM)                                                ETF-PRO-XGCCZA1208

      [LOGO]
      CLAYMORE(SM)

                                        PROSPECTUS


                                        EEB   Claymore/ BNY BRIC ETF*


         ETF                            [LOGO] EXCHANGE-TRADED FUNDS

--------------------------------------------------------------------------------

                                        Claymore
                                        Exchange-Traded
                                        Fund Trust


                                        DECEMBER 31, 2008

                                              *     Effective February 16, 2009,
                                                    the name of the Fund will
                                                    change to Claymore/BNY
                                                    Mellon BRIC ETF.


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS


                                                                            PAGE

Introduction--Claymore Exchange-Traded Fund Trust                             3

Who Should Invest                                                             3

Tax-Advantaged Product Structure                                              4

Claymore/BNY BRIC ETF                                                         5

Secondary Investment Strategies                                              13

Additional Risk Considerations                                               14

Investment Advisory Services                                                 15

Purchase And Redemption Of Shares                                            17

How to Buy and Sell Shares                                                   18

Frequent Purchases and Redemptions                                           22

Fund Service Providers                                                       22

Index Provider                                                               22

Disclaimers                                                                  23

Federal Income Taxation                                                      24

Other Information                                                            26

Financial Highlights                                                         26


No dealer, salesperson or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund, Claymore Advisors, LLC, the Fund's investment adviser (the "Investment Adviser"), or the Fund's distributor, Claymore Securities, Inc. This Prospectus does not constitute an offer by the Fund or by the Fund's distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Fund to make such an offer in such jurisdiction.

Introduction-Claymore Exchange-Traded Fund Trust


The Claymore Exchange-Traded Fund Trust (the "Trust") is an investment company currently consisting of 20 separate exchange-traded "index funds." The investment objective of each of the funds is to replicate as closely as possible, before fees and expenses, the performance of a specified market index. Claymore Advisors, LLC is the investment adviser for the funds (the "Investment Adviser").

This prospectus relates to one fund of the Trust, the Claymore/BNY BRIC ETF (the "Fund"). Effective February 16, 2009, the name of the Fund will change to Claymore/BNY Mellon BRIC ETF.

The Fund's shares (the "Shares") are issued and traded on the NYSE Arca, Inc. (the "NYSE Arca"). The Fund's Shares trade at market prices that may differ to some degree from the net asset value ("NAV") of the Shares. Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in large specified blocks of 50,000 Shares, each of which is called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in a specified index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.


Who Should Invest

The Fund is designed for investors who seek a relatively low-cost "passive" approach for investing in a portfolio of equity securities of companies in a specified index. The Fund may be suitable for long-term investment in the market represented by a specified index and may also be used as an asset allocation tool or as a speculative trading instrument.

                                                                  PROSPECTUS | 3

Tax-Advantaged Product Structure

Unlike interests in many conventional mutual funds, the Shares are traded throughout the day on a national securities exchange, whereas mutual fund interests are typically only bought and sold at closing net asset values. The Shares have been designed to be tradable in the secondary market on a national securities exchange on an intra-day basis, and to be created and redeemed principally in-kind in Creation Units at each day's next calculated NAV. These arrangements are designed to protect ongoing shareholders from adverse effects on the Fund's portfolio that could arise from frequent cash creation and redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund's need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund, whereas the Shares' in-kind redemption mechanism generally will not lead to a tax event for the Fund or its ongoing shareholders.

4 | CLAYMORE EXCHANGE-TRADED FUND TRUST

Claymore/BNY BRIC ETF*


Investment Objective


The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called The Bank of New York Mellon BRIC Select ADR Index (the "BNY Mellon BRIC Index" or the "Index"). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.


Primary Investment Strategies


The Fund, using a low cost "passive" or "indexing" investment approach, seeks to replicate, before fees and expenses, the performance of the BNY Mellon BRIC Index. The BNY Mellon BRIC Index is comprised of American depositary receipts ("ADRs") and global depositary receipts ("GDRs") selected, based on liquidity, from a universe of all listed depositary receipts of companies from Brazil, Russia, India and China currently trading on U.S. exchanges. The companies in the universe are selected using a proprietary methodology developed by The Bank of New York Mellon ("BNY Mellon" or the "Index Provider"). The Fund will at all times invest at least 90% of its total assets in ADRs and GDRs that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. The Index currently consists of 79 securities. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.


The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.


The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another security in the Index, purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, or utilize various combinations of other available investment techniques, in seeking to accurately track the Index. In addition, from time to time securities are added to or removed from the Index.

The Fund may sell securities that are represented in the Index or purchase securities that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

* Effective February 16, 2009, the name of the Fund will change to Claymore/BNY Mellon BRIC ETF.


                                                                  PROSPECTUS | 5

Index Methodology


The BNY Mellon BRIC Index tracks the performance of U.S. exchange-listed depositary receipts in ADR or GDR form that are listed for trading on the NYSE, NYSE Arca and Nasdaq Stock Market ("NASDAQ") of companies from Brazil, Russia, India and China, which meet certain criteria. The universe of potential Index constituents includes all liquid U.S. exchange-listed ADRs and GDRs. As of December 19, 2008, the BNY Mellon BRIC Index's constituent countries are represented (in approximate market capitalization) in the Index as follows: 47% of the Index consists of Brazilian companies, 4% of the Index consists of Russian companies, 9% of the Index consists of Indian companies and 40% of the Index consists of Chinese companies.


Index Construction


1. Eligible securities include all ADRs and GDRs of companies from Brazil, Russia, India and China, which are included in BNY Mellon's ADR indices specific to Brazil, Russia, India and China, respectively, and which meet the following criteria:


            o     Price greater than or equal to $3.

            o Minimum 3 month average daily ADR trading volume greater than or equal to 25,000 shares, or 125,000 ordinary shares in the local market. In the case of new ADRs whose both ADR and ordinary volume is less than 3 months, average daily volume for the available time period will be used in the calculation.

            o Free-float adjusted market capitalization greater than or equal to $250 million.

            o Passive foreign investment companies are excluded based upon the best information available.

2. Decisions regarding additions to and removals from the Index are made by the ADR Index Administrator and are subject to periodic review by a policy steering committee known as The Bank of New York Mellon ADR Index Committee.

3. The Index is weighted based on a modified capitalization method, using an Index formula based upon the aggregate of prices times share quantities. The number of shares used in the Index calculation generally represents the entire class(es) or series of shares adjusted for free-float that trade in the local market and also trade in the form of depositary receipts in the United States. Adjustments are made to ensure that no single stock exceeds 23% of the Index and, with respect to 55% of the Index, that no single stock represents more than 4.5% of the Index.

4. The Index may be adjusted for changes in shares and float that may affect the weighting of constituents generally on a quarterly basis.

Primary Investment Risks

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

6 | CLAYMORE EXCHANGE-TRADED FUND TRUST

Equity Risk. A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Foreign Investment Risk. The Fund's investments in non-U.S. issuers, although limited to ADRs and GDRs, may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Investing in foreign countries, particularly emerging market countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. Countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Brazil has experienced substantial economic instability resulting from, among other things, periods of very high inflation, persistent structural public sector deficits and significant devaluations of the currency of Brazil, and leading also to a high degree of price volatility

                                                                  PROSPECTUS | 7
in both the Brazilian equity and foreign currency markets. Brazilian companies may also be adversely affected by high interest and unemployment rates, and are particularly sensitive to fluctuations in commodity prices.

Investing in securities of Russian companies involves additional risks, including, among others, the absence of developed legal structures governing private or foreign investments and private property; the possibility of the loss of all or a substantial portion of the Fund's assets invested in Russia as a result of expropriation; certain national policies which may restrict the Fund's investment opportunities, including, without limitation, restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and potentially greater price volatility in, significantly smaller capitalization of, and relative illiquidity of, some of these markets.

Investing in securities of Indian companies involves additional risks, including, but not limited to, greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets, more substantial governmental involvement in the economy, higher rates of inflation and greater political, economic and social uncertainty. Furthermore, future actions of the Indian Government or religious and ethnic unrest could have a significant impact on the economy.

Investing in securities of Chinese companies involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. In addition, previously the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. It may do so in the future as well, potentially having a significant adverse effect on economic conditions in China, the economic prospects for, and the market prices and liquidity of, the securities of China companies and the payments of dividends and interest by China companies.


China Exposure Risk. From time to time, certain of the companies comprising the BNY Mellon BRIC Index that are located in China may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries identified by the U.S. government as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations which could negatively affect the company's performance, and/or could suffer damage to its reputation if it is identified as a company which invests or deals with countries which are identified by the U.S. government as state sponsors of terrorism or subject to sanctions. As an investor in such companies, the Fund is indirectly subject to those risks.


Small and Medium-Sized Company Risk. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more

8 | CLAYMORE EXCHANGE-TRADED FUND TRUST
established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.


Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the Index.

Replication Management Risk. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Index.


Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

                                                                  PROSPECTUS | 9

Fund Performance


The chart and table below illustrate annual calendar year returns for the calendar year ended December 31, 2007 as well as average annual Fund and Index returns for the one-year and since inception periods ended December 31, 2007. This information is intended to help you assess the variability of Fund returns and the potential rewards and risks of an investment in the Fund. The information also shows how the Fund's performance compares with the returns of a broad measure of market performance.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares of the Fund in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Calendar Year Total Return as of 12/31
--------------------------------------------------------------------------------


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                             2007(1)         68.92%


(1.) The Fund commenced operations on September 21, 2006. The Fund's year-to-date return on NAV for the period from 12/31/07 to 9/30/08 was -34.35%.

During the calendar year ended December 31, 2007, the Fund's highest and lowest calendar quarter returns were 25.61% and -0.54%, respectively, for the quarters ended 9/30/07 and 3/31/07. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


10 | CLAYMORE EXCHANGE-TRADED FUND TRUST

Average Annual Total Returns for the                                   Since
Period Ended December 31, 2007                          1 year   inception(1)
--------------------------------------------------------------------------------
Returns Before Taxes                                    68.92%        84.14%
After Taxes on Distribution                             68.65%        83.86%
After Taxes on Distribution and Sale of Shares          44.80%        72.16%
BNY Mellon BRIC Index                                   70.04%        85.89%
MSCI Emerging Markets Index(2)                          39.39%        47.34%
--------------------------------------------------------------------------------
(1.) The inception date of the Fund was September 21, 2006.

(2.) The MSCI Emerging Markets Index is an unmanaged free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.
--------------------------------------------------------------------------------


Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


--------------------------------------------------------------------------------
Shareholder Fees (paid directly by Authorized Participants)
--------------------------------------------------------------------------------
Sales charges (loads)                                                   None
--------------------------------------------------------------------------------
Standard creation/redemption transaction fee per order(1)             $  500
--------------------------------------------------------------------------------
Maximum creation/redemption transaction fee per order (1)             $2,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Annual Fund Operating Expenses(2) (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
Management fees                                                        0.50%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees(3)                                 --%
--------------------------------------------------------------------------------
Other expenses                                                         0.11%
--------------------------------------------------------------------------------
Total annual Fund operating expenses                                   0.61%
--------------------------------------------------------------------------------
Expense waiver and reimbursements(4)                                   0.01%
--------------------------------------------------------------------------------
Net operating expenses                                                 0.60%
--------------------------------------------------------------------------------

(1) Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $500. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee may be charged. See the following discussion of "Creation Transaction Fees and Redemption Transaction Fees".

(2) Expressed as a percentage of average net assets.

(3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(4) The Fund's Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.60% of average net assets per year, at least until December 31, 2011. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into an Expense Reimbursement Agreement (the "Expense Agreement") in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap.


                                                                 PROSPECTUS | 11

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
One Year*              Three Years*           Five Years*         Ten Years*
--------------------------------------------------------------------------------
$61                    $192                   $337                $759
--------------------------------------------------------------------------------

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 per transaction. (See "How to Buy and Sell Shares" later in this Prospectus). APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $8,165, $24,522 $42,645, and $95,389 if the Creation Unit is redeemed after one year, three years, five years and ten years, respectively.*


If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.


* The costs for the one-year and three-year examples reflect the Expense Cap that is in effect until December 31, 2011, as set forth in the footnotes to the fee table. The costs for the five-year and ten-year examples do not reflect the Expense Cap after such date.


12 | CLAYMORE EXCHANGE-TRADED FUND TRUST

Secondary Investment Strategies


As a primary investment strategy, the Fund will at all times invest at least 90% of its total assets in component securities that comprise its Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. As a secondary investment strategy, the Fund may invest its remaining assets in money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments, convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular stock or stock index) and in swaps, options and futures contracts. Swaps, options and futures contracts (and convertible securities and structured notes) may be used by the Fund in seeking performance that corresponds to its Index, and in managing cash flows. The Fund will not invest in money market instruments as part of a temporary defensive strategy to protect against potential stock market declines. The Investment Adviser anticipates that it may take approximately three business days (i.e., each day the NYSE Arca is open) for additions and deletions to the Fund's Index to be reflected in the portfolio composition of the Fund.


The Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

The Fund may lend its portfolio securities to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. In connection with such loans, the Fund receives liquid collateral equal to at least 102% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis.

The policies described herein constitute non-fundamental policies that may be changed by the Board of Trustees without shareholder approval. Certain other fundamental policies of the Fund are set forth in the Statement of Additional Information under "Investment Restrictions."

                                                                 PROSPECTUS | 13

Additional Risk Considerations

In addition to the risks described previously, there are certain other risks related to investing in the Fund.


Trading Issues. Trading in Shares on the NYSE Arca may be halted due to market conditions or for reasons that, in the view of the NYSE Arca, make trading in Shares inadvisable. In addition, trading in Shares on the NYSE Arca is subject to trading halts caused by extraordinary market volatility pursuant to the NYSE Arca "circuit breaker" rules. There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Fluctuation of Net Asset Value. The NAV of the Fund's Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market price of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the NYSE Arca. The Investment Adviser cannot predict whether the Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Index trading individually or in the aggregate at any point in time.


However, given that the Shares can be purchased and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes premiums to, their NAV), the Investment Adviser believes that large discounts or premiums to the NAV of the Shares should not be sustained.

Securities Lending. Although the Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

Leverage. To the extent that the Fund borrows money, it may be leveraged. Leveraging generally exaggerates the effect on NAV of any increase or decrease in the market value of the Fund's portfolio securities.

These risks are described further in the Statement of Additional Information.

14 | CLAYMORE EXCHANGE-TRADED FUND TRUST

Investment Advisory Services

Investment Adviser


Claymore Advisors, LLC, a wholly-owned subsidiary of Claymore Group Inc., acts as the Fund's investment adviser pursuant to an advisory agreement with the Fund (the "Advisory Agreement"). The Investment Adviser is a Delaware limited liability company with its principal offices located at 2455 Corporate West Drive, Lisle, Illinois 60532. As of September 30, 2008, Claymore entities have provided supervisory, management, servicing or distribution services on approximately $13.8 billion in assets. Claymore currently offers exchange-traded funds, unit investment trusts and closed-end funds. Pursuant to the Advisory Agreement, the Investment Adviser manages the investment and reinvestment of the Fund's assets and administers the affairs of the Fund to the extent requested by the Board of Trustees. The Investment Adviser also acts as investment adviser to closed-end and open-end management investment companies.

Pursuant to the Advisory Agreement, the Fund pays the Investment Adviser an advisory fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.50% of the Fund's average daily net assets. The Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.60% of average net assets per year, at least until December 31, 2011. The offering costs excluded from the 0.60% Expense Cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into the Expense Agreement, in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above). For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap.

In addition to advisory fees, the Fund pays all other costs and expenses of its operations, including service fees, distribution fees, custodian fees, legal and independent registered public accounting firm fees, the costs of reports and proxies to shareholders, compensation of Trustees (other than those who are affiliated persons of the Investment Adviser) and all other ordinary business expenses not specifically assumed by the Investment Adviser.

Approval of Advisory Agreement

A discussion regarding the basis for the Board of Trustees' approval of the Advisory Agreement is available in the Fund's annual report to shareholders dated August 31, 2008.


                                                                 PROSPECTUS | 15

Portfolio Management


The portfolio manager who is currently responsible for the day-to-day management of the Fund's portfolio is Chuck Craig, CFA. Mr. Craig has managed the Fund's portfolio since its inception. Mr. Craig is a Managing Director, Portfolio Management and Supervision, of the Investment Adviser and Claymore Securities, Inc. and joined Claymore Securities, Inc. in May of 2003. Mr. Craig received a M.S. in Financial Markets from the Center for Law and Financial Markets at the Illinois Institute of Technology. He also earned a B.S. in Finance from Northern Illinois University.


The Statement of Additional Information provides additional information about the portfolio manager's compensation structure, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the Fund he manages.

16 | CLAYMORE EXCHANGE-TRADED FUND TRUST

Purchase and Redemption of Shares

General

The Shares are issued or redeemed by the Fund at net asset value per Share only in Creation Unit size. See "Creations, Redemptions and Transaction Fees."


Most investors will buy and sell Shares of the Fund in secondary market transactions through brokers. Shares of the Fund are listed and traded on the secondary market on the NYSE Arca. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller "odd lots," at no per-share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Fund trades on the NYSE Arca at prices that may differ to varying degrees from the daily NAV of the Shares. Given that the Fund's Shares can be issued and redeemed in Creation Units, the Investment Adviser believes that large discounts and premiums to NAV should not be sustained for long. The Fund trades under the NYSE Arca symbol set forth in the chart below.

--------------------------------------------------------------------------------
NAME OF FUND                                    NYSE Arca TICKER SYMBOL
--------------------------------------------------------------------------------
Claymore/BNY BRIC ETF                                     EEB
--------------------------------------------------------------------------------


Share prices are reported in dollars and cents per Share.

Investors may acquire Shares directly from the Fund, and shareholders may tender their Shares for redemption directly to the Fund, only in Creation Units of 50,000 Shares, as discussed in the "Creations, Redemptions and Transaction Fees" section, which follows.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Fund and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you may hold in book entry or "street name" form.

                                                                 PROSPECTUS | 17

How to Buy and Sell Shares

Pricing Fund Shares


The trading price of the Fund's shares on the NYSE Arca may differ from the Fund's daily net asset value and can be affected by market forces of supply and demand, economic conditions and other factors.

The NYSE Arca disseminates the approximate value of Shares of the Fund every fifteen seconds. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value and the Fund does not make any warranty as to its accuracy.

The net asset value per Share for the Fund is determined once daily as of the close of the NYSE Arca, usually 4:00 p.m. Eastern time, each day the NYSE Arca is open for trading. NAV per Share is determined by dividing the value of the Fund's portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of shares outstanding.

Equity securities are valued at the last reported sale price on the principal exchange or on the principal OTC market on which such securities are traded, as of the close of regular trading on the NYSE Arca on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Short-term securities for which market quotations are not readily available are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, including restricted securities, are valued by a method that the Trustees believe accurately reflects fair value. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security's value or meaningful portion of the Fund's portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE Arca. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.


Creation Units

Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Fund must have entered into an authorized participant agreement with the distributor and the transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the

18 | CLAYMORE EXCHANGE-TRADED FUND TRUST procedures applicable to purchase and redemption of Creation Units. For more detailed information, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

How to Buy Shares


In order to purchase Creation Units of the Fund, an investor must generally deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the stocks included in the Index (the "Deposit Securities") and generally make a small cash payment referred to as the "Cash Component." For those Authorized Participants that are not eligible for trading a Deposit Security, custom orders are available. The list of the names and the numbers of shares of the Deposit Securities is made available by the Fund's custodian through the facilities of the National Securities Clearing Corporation, commonly referred to as NSCC, immediately prior to the opening of business each day of the NYSE Arca. The Cash Component represents the difference between the net asset value of a Creation Unit and the market value of the Deposit Securities. In the case of custom orders, cash-in-lieu may be added to the Cash Component to replace any Deposit Securities that the Authorized Participant may not be eligible to trade.

Orders must be placed in proper form by or through either (i) a "Participating Party" i.e., a broker-dealer or other participant in the Clearing Process of the Continuous Net Settlement System of the NSCC (the "Clearing Process") or (ii) a participant of The Depository Trust Company ("DTC Participant") that has entered into an agreement with the Trust, the distributor and the transfer agent, with respect to purchases and redemptions of Creation Units (collectively, "Authorized Participant" or "AP"). All standard orders must be placed for one or more whole Creation Units of Shares of the Fund and must be received by the distributor in proper form no later than the close of regular trading on the NYSE Arca (ordinarily 4:00 p.m. Eastern time) ("Closing Time") in order to receive that day's closing NAV per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the distributor no later than one hour prior to Closing Time in order to receive that day's closing NAV per Share. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or any other relevant reason. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

A fixed creation transaction fee of $500 per transaction (the "Creation Transaction Fee") is applicable to each transaction regardless of the number of Creation Units purchased in the transaction.

A variable charge of up to four times the Creation Transaction Fee may be imposed with respect to transactions effected outside of the Clearing Process (through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information. The price for each Creation Unit will equal the daily NAV per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.


                                                                 PROSPECTUS | 19

Shares of the Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. Any such transaction effected must be effected outside the Clearing Process. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

Legal Restrictions on Transactions in Certain Stocks

An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the purchase of a Creation Unit may, at the Fund's discretion, be permitted to deposit an equivalent amount of cash in substitution for any stock which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

Redemption of Shares


Shares may be redeemed only in Creation Units at their NAV and only on a day the NYSE Arca is open for business. The Fund's custodian makes available immediately prior to the opening of business each day of the NYSE Arca, through the facilities of the NSCC, the list of the names and the numbers of shares of the Fund's portfolio securities that will be applicable that day to redemption requests in proper form ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to purchases of Creation Units. Unless cash redemptions are available or specified for the Fund, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the NAV of Shares being redeemed as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less the applicable redemption fee and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the NAV of Shares being redeemed, a compensating cash payment to the Trust equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes will be required to be arranged for by or on behalf of the redeeming shareholder. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

An order to redeem Creation Units of the Fund may only be effected by or through an Authorized Participant. An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the Closing Time in order to receive that day's closing NAV per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the transfer agent no later than 3:00 p.m. Eastern time.

A fixed redemption transaction fee of $500 per transaction (the "Redemption Transaction Fee") is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction.

A variable charge of up to four times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by the Trust with respect to redemptions effected outside of the Clearing Process or to the extent that redemptions are for cash. The Fund reserves the right to effect redemptions in cash. A shareholder may request a cash


20 | CLAYMORE EXCHANGE-TRADED FUND TRUST redemption in lieu of securities, however, the Fund may, in its discretion, reject any such request. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

Distributions

Dividends and Capital Gains. Fund shareholders are entitled to their share of the Fund's income and net realized gains on its investments. The Fund pays out substantially all of its net earnings to its shareholders as "distributions."


The Fund typically earns income dividends from stocks and may also earn interest from debt securities. These amounts, net of expenses, are passed along to Fund shareholders as "income dividend distributions." The Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as "capital gain distributions."

Income dividends, if any, are distributed to shareholders annually. Net capital gains are distributed at least annually. Dividends may be declared and paid more frequently to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended. Some portion of each distribution may result in a return of capital. Fund shareholders will be notified regarding the portion of the distribution that represents a return of capital.


Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through which the Shares were purchased makes such option available.

Distribution Plan and Service Plan

The Board of Trustees of the Trust has adopted a distribution and services plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders of each class and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year.

No 12b-1 fees are currently paid by the Fund, and there are no current plans to impose these fees. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of the Fund's assets on an ongoing basis, these fees will increase the cost of your investment in the Fund. By purchasing shares subject to distribution fees and service fees, you may pay more over time than you would by purchasing shares with other types of sales charge arrangements. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the Financial Industry Regulatory Authority ("FINRA"). The net income attributable to the Shares will be reduced by the amount of distribution fees and service fees and other expenses of the Fund.

                                                                 PROSPECTUS | 21

Frequent Purchases and Redemptions

The Fund imposes no restrictions on the frequency of purchases and redemptions. The Board of Trustees evaluated the risks of market timing activities by the Fund's shareholders when they considered that no restriction or policy was necessary. The Board considered that, unlike traditional mutual funds, the Fund issues and redeems its shares at NAV for a basket of securities intended to mirror the Fund's portfolio, plus a small amount of cash, and the Fund's Shares may be purchased and sold on the exchange at prevailing market prices. Given this structure, the Board determined that it is unlikely that (a) market timing would be attempted by the Fund's shareholders or (b) any attempts to market time the Fund by its shareholders would result in negative impact to the Fund or its shareholders.

Fund Service Providers

Claymore Advisors, LLC is the administrator of the Fund.

The Bank of New York Mellon is the custodian and fund accounting and transfer agent for the Fund.

Clifford Chance US LLP serves as legal counsel to the Fund.

Ernst & Young LLP serves as the Fund's independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Fund.

Index Provider


The Bank of New York Mellon is the Index Provider for the Claymore/BNY BRIC ETF. BNY Mellon is not affiliated with the Trust, the Investment Adviser or the distributor. The Investment Adviser has entered into a license agreement with BNY Mellon to use the Index. The Fund is entitled to use its Index pursuant to a sub-licensing arrangement with the Investment Adviser.


22 | CLAYMORE EXCHANGE-TRADED FUND TRUST

Disclaimers


The Bank of New York Mellon BRIC Select ADR Index is a trademark of BNY Mellon and has been licensed for use for certain purposes by the Investment Adviser. The Fund is not sponsored, endorsed, sold or promoted by BNY Mellon and BNY Mellon makes no representation regarding the advisability of investing in Shares of the Fund.

The Claymore/BNY BRIC ETF and its Shares are not sponsored, endorsed, sold, recommended or promoted by BNY Mellon or any of its subsidiaries or affiliates. None of BNY Mellon or any of its subsidiaries or affiliates make any representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, the ability of any data supplied by BNY Mellon to track general stock market performance or the suitability or appropriateness of the Fund for the shareholders or members of the public. BNY Mellon's only relationship to the Investment Adviser is the licensing of certain trademarks and trade names of BNY Mellon and of the data supplied by BNY Mellon, which is determined, composed and calculated by BNY Mellon without regard to the Investment Adviser, Fund or its Shares. Neither BNY Mellon nor any of its subsidiaries or affiliates has any obligation to take the needs of the Investment Adviser or the shareholders of the Fund into consideration in determining, composing or calculating the data supplied by BNY Mellon. BNY Mellon and any of its subsidiaries or affiliates are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Shares to be issued or in the determination or calculation of the equation by which the products are to be converted to cash, prices of the Shares of the Fund or the timing of the issuance or sale of such Shares. BNY Mellon has no obligation or liability in connection with the administration, marketing or trading of the Fund or its Shares.

The Investment Adviser and BNY Mellon or any of its subsidiaries or affiliates do not guarantee the accuracy and/or the completeness of the Index or any data included therein, and the Investment Adviser shall have no liability for any errors, omissions or interruptions therein. The Investment Adviser and BNY Mellon or any of its subsidiaries or affiliates make no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Index or any data included therein. The Investment Adviser and BNY Mellon or any of its subsidiaries or affiliates make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall the Investment Adviser and BNY Mellon or any of its subsidiaries or affiliates have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Index even if notified of the possibility of such damages.


                                                                 PROSPECTUS | 23

Federal Income Taxation

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

o     The Fund makes distributions,


o     You sell your Shares listed on the NYSE Arca, and


o     You purchase or redeem Creation Units.

Taxes on Distributions


Dividends from net investment income, or income dividends, if any, are distributed to shareholders annually. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in the Fund. Dividends paid out of the Fund's income and net short-term gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

Long-term capital gains of non-corporate taxpayers are generally taxed at a maximum rate of 15% for taxable years beginning before January 1, 2011. In addition, for these taxable years some ordinary dividends declared and paid by the Fund to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that the holding period and other requirements are met by the Fund and the shareholder. Without future Congressional action, the maximum rate of long-term capital gain will return to 20% in 2011, and all dividends will be taxed at ordinary income rates.


If more than 50% of the Fund's total assets at the end of its taxable year consists of foreign stock or securities, the Fund intends to elect to "pass through" to its investors certain foreign income taxes paid by the Fund, with the result that each investor will (i) include in gross income, as an additional dividend, even though not actually received, the investor's pro rata share of the Fund's foreign income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal income), subject to certain limitations, the investor's pro rata share of the Fund's foreign income taxes. It is expected that more than 50% of the Fund's assets will consist of foreign stock or securities.


If you are not a citizen or permanent resident of the United States, the Fund's income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business carried on through a permanent establishment in the United States. For taxable years of the Fund beginning before January 1, 2010, the Fund may, under certain circumstances, designate all or a portion of a dividend as an "interest-related dividend" or a "short-term capital gain


24 | CLAYMORE EXCHANGE-TRADED FUND TRUST dividend." An interest-related dividend that is received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. A short-term capital gain dividend that is received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, unless the foreign person is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. Prospective investors are urged to consult their tax advisors concerning the applicability of the U.S. withholding tax.


Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Distributions in excess of the Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce the Fund's net asset value per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.


By law, the Fund must withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number. This backup withholding rate for individuals is currently 28%.


Taxes on Exchange-Listed Shares Sales

Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Taxes on Purchase and Redemption of Creation Units

An authorized purchaser who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales" on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

                                                                 PROSPECTUS | 25

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many and at what price you purchased or sold Shares.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of Fund Shares. You are advised to consult your personal tax advisor about the potential tax consequences of an investment in Fund Shares under all applicable tax laws.

Other Information

For purposes of the 1940 Act, the Fund is treated as a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Fund. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Fund.

Disclosure of Portfolio Holdings

A description of the Trust's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information.

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.

26 | CLAYMORE EXCHANGE-TRADED FUND TRUST

Claymore/BNY BRIC ETF


                                                                                  For the
                                                                                   Period
                                                                            September 21,
                                                           For the Year            2006**
Per share operating performance                                   Ended           through
for a share outstanding throughout the period           August 31, 2008   August 31, 2007
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $     40.69       $     24.58
---------------------------------------------------------------------------------------------
Income from investment operations
   Net investment income (loss) (a)                                0.65              0.62
   Net realized and unrealized gain (loss) on
     investments                                                   1.86             15.54
---------------------------------------------------------------------------------------------
       Total from investment operations                            2.51             16.16
---------------------------------------------------------------------------------------------
Distributions to shareholders from
   Net investment income                                          (0.24)            (0.05)
---------------------------------------------------------------------------------------------
Net asset value, end of period                              $     42.96       $     40.69
=============================================================================================
Market value, end of period                                 $     42.98       $     40.75
=============================================================================================
Total return *(b)
   Net asset value                                                 6.06%            65.78%

Ratios and supplemental data
   Net assets, end of period (thousands)                    $   859,280       $   419,092
   Ratio of net expenses to average net assets*                    0.60%             0.64%(c)
   Ratio of net investment income (loss) to
     average net assets*                                           1.32%             1.89%(c)
   Portfolio turnover rate (d)                                        6%                3%

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

      Ratio of total expenses to average net assets                0.61%             0.68%(c)
      Ratio of net investment income (loss) to
        average net assets                                         1.31%             1.85%(c)

** Commencement of investment operations and initial listing date on the American Stock Exchange.

(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized. It does not include securities received or delivered from processing creations or redemptions.


                                                                 PROSPECTUS | 27

Premium/Discount Information

The table that follows presents information about the differences between the daily market price on secondary markets for Shares and the NAV of the Fund. NAV is the price per share at which the Fund issues and redeems Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The "Market Price" of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the exchange on which the Fund is listed for trading, as of the time the Fund's NAV is calculated. The Fund's Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.


The following information shows the frequency of distributions of premiums and discounts for the Fund. The information shown for the Fund is for the fiscal year ended August 31, 2008 and for each of the last four quarters.


Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

28 | CLAYMORE EXCHANGE-TRADED FUND TRUST

Claymore/BNY BRIC ETF*

                               Number         Number         Number         Number         Number
                               of Days/       of Days/       of Days/       of Days/       of Days/
                              Percentage     Percentage     Percentage    Percentage     Percentage
                               of Total       of Total       of Total       of Total       of Total
                             Days (Period   Days (Period   Days (Period   Days (Period   Days (Period
                                Ended          Ended          Ended         Ended           Ended
                               8/31/08)       9/30/08)       6/30/08)       3/31/08)       12/31/07)
------------------------------------------------------------------------------------------------------
Greater than 2.0%                  1/0.20%        1/0.20%        0/0.00%        0/0.00%        0/0.00%
------------------------------------------------------------------------------------------------------
Between 1.5% and 2.0%              0/0.00%        1/0.20%        0/0.00%        0/0.00%        0/0.00%
------------------------------------------------------------------------------------------------------
Between 1.0% and 1.5%              3/0.61%        3/0.59%        3/0.67%        3/0.79%        3/0.93%
------------------------------------------------------------------------------------------------------
Between 0.5% and 1.0%              8/1.64%       10/1.96%        8/1.79%        8/2.09%        7/2.18%
------------------------------------------------------------------------------------------------------
Between -0.5% and 0.5%          470/96.12%     483/94.71%     430/96.41%     367/96.07%     309/96.26%
------------------------------------------------------------------------------------------------------
Between -0.5% and -1.0%            4/0.82%        5/0.98%        2/0.45%        2/0.52%        1/0.31%
------------------------------------------------------------------------------------------------------
Between -1.0% and -1.5%            2/0.41%        3/0.59%        2/0.45%        1/0.26%        1/0.31%
------------------------------------------------------------------------------------------------------
Between -1.5% and -2.0%            0/0.00%        1/0.20%        0/0.00%        0/0.00%        0/0.00%
------------------------------------------------------------------------------------------------------
Less than -2.0%                    1/0.20%        3/0.59%        1/0.22%        1/0.26%        0/0.00%
------------------------------------------------------------------------------------------------------
Total                             489/100%       510/100%       446/100%       382/100%       321/100%
======================================================================================================

*    Commenced operations on September 21, 2006.


                                                                 PROSPECTUS | 29

Total Return Information


The following table presents information about the total return of the Fund's Index in comparison to the total return of the Fund. The information presented for the Fund is for the fiscal year ended August 31, 2008.


"Cumulative total returns" represent the total change in value of an investment over the period indicated. The Fund's per Share NAV is the value of one Share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per Share of the Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the Fund is listed for trading, as of the time that the Fund's NAV is calculated. Since the Fund's Shares typically do not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in Fund shares, the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Shares of the Fund. The investment return and principal value of Shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.


                                                       Cumulative Total Returns
                                                               Since Inception*
Fund/Index Name                                         through August 31, 2008
--------------------------------------------------------------------------------
Claymore/BNY BRIC ETF (At NAV)                                           75.83%
--------------------------------------------------------------------------------
Claymore/BNY BRIC ETF (At Market)                                        75.90%
--------------------------------------------------------------------------------
The Bank of New York Mellon BRIC Select ADR Index                        78.46%
--------------------------------------------------------------------------------
MSCI Emerging Markets Index                                              28.15%
--------------------------------------------------------------------------------

*     The Fund commenced operations on September 21, 2006.


30 | CLAYMORE EXCHANGE-TRADED FUND TRUST

For More Information

Existing Shareholders or Prospective Investors

o     Call your broker

o     www.claymore.com

Dealers

o     www.claymore.com

o     Distributor Telephone: (888) 949-3837

Investment Adviser

Claymore Advisors, LLC
2455 Corporate West Drive
Lisle, Illinois 60532

Distributor

Claymore Securities, Inc.
2455 Corporate West Drive
Lisle, Illinois 60532

Custodian

The Bank of New York Mellon
101 Barclay Street
New York, New York 10286

Transfer Agent

The Bank of New York Mellon
101 Barclay Street
New York, New York 10286

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Independent Registered Public
Accounting Firm

Ernst & Young LLP
233 South Wacker Drive
Chicago, Illinois 60606

A Statement of Additional Information dated December 31, 2008, which contains more details about the Fund, is incorporated by reference in its entirety into this Prospectus, which means that it is legally part of this Prospectus.


You will find additional information about the Fund in its annual and semi-annual reports to shareholders, when available. The annual report will explain the market conditions and investment strategies affecting the Fund's performance during its last fiscal year.

You can ask questions or obtain a free copy of the Fund's shareholder report or the Statement of Additional Information by calling 1-888-949-3837. Free copies of the Fund's shareholder report and the Statement of Additional Information are available from our website at www.claymore.com.

Information about the Fund, including its reports and the Statement of Additional Information, has been filed with the SEC. It can be reviewed and copied at the SEC's Public Reference Room in Washington, DC or on the EDGAR database on the SEC's internet site (http://www.sec.gov). Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, 100 F Street NE, Room 1580, Washington, DC 20549.

PROSPECTUS

Distributor
Claymore Securities, Inc.
2455 Corporate West Drive
Lisle, Illinois 60532


December 31, 2008


Investment Company Act File No. 811-21906

[LOGO]
CLAYMORE(SM)                                                  ETF-PRO-EEB1208

[LOGO]
CLAYMORE(SM)

                                        PROSPECTUS

                                        CSD   Claymore/Clear Spin-Off ETF

                                        NFO   Claymore/Sabrient Insider ETF

                                        STH   Claymore/Sabrient Stealth ETF


                                        DEF   Claymore/Sabrient Defensive Equity
                                              Index ETF


                                        XRO   Claymore/Zacks Sector Rotation ETF


                                        CVY   Claymore/Zacks Multi-Asset Income
                                              Index ETF

                                        OTP   Claymore/Ocean Tomo Patent ETF

                                        OTR   Claymore/Ocean Tomo Growth Index
                                              ETF

                                        RYJ   Claymore/Raymond James SB-1 Equity
                                              ETF


                   ETF                  [LOGO] EXCHANGE-TRADED FUNDS

--------------------------------------------------------------------------------

                                        Claymore
                                        Exchange-Traded
                                        Funds Trust


                                        December 31, 2008


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS


                                                                            Page

Introduction--Claymore Exchange-Traded Fund Trust                             3

Who Should Invest                                                             3

Tax-Advantaged Product Structure                                              4

Claymore/Clear Spin-Off ETF                                                   5

Claymore/Sabrient Insider ETF                                                12

Claymore/Sabrient Stealth ETF                                                19

Claymore/Sabrient Defensive Equity Index ETF                                 26

Claymore/Zacks Sector Rotation ETF                                           33

Claymore/Zacks Multi-Asset Income Index ETF                                  44

Claymore/Ocean Tomo Patent ETF                                               52

Claymore/Ocean Tomo Growth Index ETF                                         59

Claymore/Raymond James SB-1 Equity ETF                                       65

Secondary Investment Strategies                                              74

Additional Risk Considerations                                               74

Investment Advisory Services                                                 75

Purchase and Redemption of Shares                                            77

How to Buy and Sell Shares                                                   78

Frequent Purchases And Redemptions                                           82

Fund Service Providers                                                       82

Index Providers                                                              83

Disclaimers                                                                  83

Federal Income Taxation                                                      86

Other Information                                                            88

Financial Highlights                                                         89


No dealer, salesperson or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds, Claymore Advisors, LLC, the Funds' investment adviser (the "Investment Adviser"), or the Funds' distributor, Claymore Securities, Inc. This Prospectus does not constitute an offer by the Funds or by the Funds' distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Funds to make such an offer in such jurisdiction.

2 | CLAYMORE EXCHANGE-TRADED FUND TRUST

Introduction-Claymore Exchange-Traded Fund Trust


The Claymore Exchange-Traded Fund Trust (the "Trust") is an investment company currently consisting of 20 separate exchange-traded "index funds." The investment objective of each of the funds is to replicate as closely as possible, before fees and expenses, the performance of a specified market index. Claymore Advisors, LLC is the investment adviser for the funds (the "Investment Adviser").

This prospectus relates to nine funds of the Trust, Claymore/Clear Spin-Off ETF, Claymore/Sabrient Insider ETF, Claymore/Sabrient Stealth ETF, Claymore/Sabrient Defensive Equity Index ETF, Claymore/Zacks Sector Rotation ETF, Claymore/Zacks Multi-Asset Income Index ETF, Claymore/Ocean Tomo Patent ETF, Claymore/Ocean Tomo Growth Index ETF and Claymore/Raymond James SB-1 Equity ETF (each a "Fund" and, together, the "Funds").

The Funds' shares (the "Shares") are listed and traded on the NYSE Arca, Inc. (the "NYSE Arca"). The Funds' Shares trade at market prices that may differ to some degree from the net asset value ("NAV") of the Shares. Unlike conventional mutual funds, the Funds issue and redeem Shares on a continuous basis, at NAV, only in large specified blocks of 50,000 Shares, each of which is called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in a specified index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds.


Who Should Invest

The Funds are designed for investors who seek a relatively low-cost "passive" approach for investing in a portfolio of equity securities of companies in a specified index. The Funds may be suitable for long-term investment in the market represented by a specified index and may also be used as an asset allocation tool or as a speculative trading instrument.

                                                                  PROSPECTUS | 3

Tax-Advantaged Product Structure

Unlike interests in many conventional mutual funds, the Shares are traded throughout the day on a national securities exchange, whereas mutual fund interests are typically only bought and sold at closing net asset values. The Shares have been designed to be tradable in the secondary market on a national securities exchange on an intra-day basis, and to be created and redeemed principally in-kind in Creation Units at each day's next calculated NAV. These arrangements are designed to protect ongoing shareholders from adverse effects on the Funds' portfolios that could arise from frequent cash creation and redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund's need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund, whereas the Shares' in-kind redemption mechanism generally will not lead to a tax event for the Funds or their ongoing shareholders.

4 | CLAYMORE EXCHANGE-TRADED FUND TRUST

Claymore/Clear Spin-Off ETF

Investment Objective

The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the Clear Spin-off Index (the "Spinoff Index" or "Index"). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.

Primary Investment Strategies


The Fund, using a low cost "passive" or "indexing" investment approach, seeks to replicate, before fees and expenses, the performance of the Spin-off Index. The Spin-off Index is comprised of approximately 40 securities selected, based on investment and other criteria, from a broad universe of U.S.-traded stocks, American depositary receipts ("ADRs") and master limited partnerships ("MLPs"). The universe of companies eligible for inclusion in the Index includes companies that have been spun-off within the past two years (but not more recently than six months prior to the applicable rebalancing date), without limitations on market capitalization (including micro-cap securities), but which are primarily small- and mid-cap companies with capitalizations under $10.0 billion. Clear Indexes LLC ("Clear" or the "Index Provider") defines a spin-off company as any company resulting from either of the following events: a spin-off distribution of stock of a subsidiary company by its parent company to parent company shareholders or equity "carve-outs" or "partial initial public offerings" in which a parent company sells a percentage of the equity of a subsidiary to public shareholders. The Fund will at all times invest at least 90% of its total assets in common stock, ADRs and MLPs that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.


The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.


The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another security in the Index, purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, or utilize various combinations of other available investment techniques, in seeking to accurately track the Index. In addition, from time to time securities are added to or removed from the Index. The Fund may sell securities that are


                                                                  PROSPECTUS | 5
represented in the Index or purchase securities that are not yet represented in the Index in anticipation of their removal from or addition to the Index.


Index Methodology

The Spin-off Index selection methodology is designed to identify companies with potentially superior risk/return profiles as determined by Clear. The Index is designed to actively represent the securities of a group of companies that have recently been spun-off from larger corporations and have the opportunity to better focus on their core market segment. The Index constituent selection methodology was developed by Clear as a quantitative approach to selecting securities from a universe of all spin-off companies. The Index constituent selection model evaluates and selects securities from a universe of recently spun-off companies using a proprietary, 100% rules-based methodology developed by Clear. The Index constituent selection methodology utilizes multi-factor proprietary selection rules to seek to identify those securities that offer the greatest potential from a risk/return perspective. The Index is adjusted semi-annually.

Index Construction


1. Potential Index constituents include all equities trading on major U.S. exchanges of companies that have been spun-off within the past two years.

2. The Spin-off Index comprises the 40 highest-ranking securities chosen from the universe of spun-off companies.

3. Each company is ranked using a 100% quantitative rules-based methodology that includes composite scoring of several growth-oriented, multi-factor filters, and is sorted from highest to lowest.

4. The 40 highest-ranking securities are chosen and given a modified market cap weighting with a maximum weight of 5%.

5. The constituent selection process and portfolio rebalance is repeated semi-annually.


Primary Investment Risks

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments

6 | CLAYMORE EXCHANGE-TRADED FUND TRUST
because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Foreign Investment Risk. The Fund's investments in non-U.S. issuers, although limited to ADRs, may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Small and Medium-Sized Company Risk. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

Micro-cap Company Risk. Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro-cap company.


MLP Risk. Investments in securities of MLPs involve risks that differ from an investment in common stock. Holders of the units of MLPs have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of MLPs. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a MLP, including a conflict arising as a result of incentive distribution payments.

Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index.


                                                                  PROSPECTUS | 7

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the Index.

Replication Management Risk. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Index.


Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

8 | CLAYMORE EXCHANGE-TRADED FUND TRUST

Fund Performance

The chart and table below illustrate annual calendar year returns for the calendar year ended December 31, 2007 as well as average annual Fund and Index returns for the one-year and since inception periods ended December 31, 2007. This information is intended to help you assess the variability of Fund returns and the potential rewards and risks of an investment in the Fund. The information also shows how the Fund's performance compares with the returns of a broad measure of market performance.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares of the Fund in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Calendar Year Total Return as of 12/31
--------------------------------------------------------------------------------


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                2007(1)    7.48%


(1.) The Fund commenced operations on December 15, 2006. The Fund's year-to-date return on NAV for the period from 12/31/07 to 9/30/08 was -32.52%.

During the calendar year ended December 31, 2007, the Fund's highest and lowest calendar quarter returns were 12.50% and -7.60%, respectively, for the quarters ended 6/30/07 and 12/31/07. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


                                                                  PROSPECTUS | 9

Average Annual Total Returns for the                                      Since
Period Ended December 31, 2007                            1 year   inception(1)
--------------------------------------------------------------------------------

Returns Before Taxes                                       7.48%          6.67%
After Taxes on Distribution                                7.22%          6.42%
After Taxes on Distribution and Sale of Shares             4.86%          5.53%
Clear Spin-off Index                                       8.02%          7.22%
Standard & Poor's 500(R) Index(2)                          5.49%          4.81%
--------------------------------------------------------------------------------

(1.) The inception date of the Fund was December 15, 2006.

(2.) The S&P 500(R) Index is generally considered representative of the U.S. large-cap stock market.


Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


--------------------------------------------------------------------------------
Shareholder Fees (paid directly by Authorized Participants)
--------------------------------------------------------------------------------
Sales charges (loads)                                                      None
--------------------------------------------------------------------------------
Standard creation/redemption transaction fee per order(1)                $  500
--------------------------------------------------------------------------------
Maximum creation/redemption transaction fee per order(1)                 $2,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Annual Fund Operating Expenses(2) (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
Management fees                                                            0.50%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees(3)                                     --%
--------------------------------------------------------------------------------
Other expenses                                                             0.58%
--------------------------------------------------------------------------------
Total annual Fund operating expenses                                       1.08%
--------------------------------------------------------------------------------
Expense waiver and reimbursements(4)                                       0.39%
--------------------------------------------------------------------------------
Net operating expenses                                                     0.69%
--------------------------------------------------------------------------------


(1) Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $500. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee may be charged. See the following discussion of "Creation Transaction Fees and Redemption Transaction Fees".

(2) Expressed as a percentage of average net assets.

(3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.


(4) The Fund's Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.60% of average net assets per year, at least until December 31, 2011. The offering costs excluded from the 0.60% expense cap are:
(a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into an Expense Reimbursement Agreement (the "Expense Agreement") in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap.


10 | CLAYMORE EXCHANGE-TRADED FUND TRUST

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
One Year*           Three Years*         Five Years*         Ten Years*
--------------------------------------------------------------------------------
$70                 $221                 $476                $1,205
--------------------------------------------------------------------------------


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 per transaction. (See "How to Buy and Sell Shares" later in this Prospectus). APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $9,311, $28,088, $59,945 and $151,178 if the Creation Unit is redeemed after one year, three years, five years and ten years, respectively.*


If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.


* The costs for the one-year and three-year examples reflect the Expense Cap that is in effect until December 31, 2011, as set forth in the footnotes to the fee table. The costs for the five-year and ten-year examples do not reflect the Expense Cap after such date.


                                                                 PROSPECTUS | 11

Claymore/Sabrient Insider ETF

Investment Objective

The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the Sabrient Insider Sentiment Index (the "Insider Sentiment Index" or "Index"). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.

Primary Investment Strategies


The Fund, using a low cost "passive" or "indexing" investment approach, seeks to replicate, before fees and expenses, the performance of the Insider Sentiment Index. The Index is comprised of approximately 100 securities selected, based on investment and other criteria, from a broad universe of U.S.-traded securities, including master limited partnerships ("MLPs"), and American depositary receipts ("ADRs"). The universe of companies eligible for inclusion in the Index includes approximately 6,000 listed companies without limitations on market capitalization. The Fund will at all times invest at least 90% of its total assets in common stocks, ADRs and MLPs that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.


The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.


The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another security in the Index, purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, or utilize various combinations of other available investment techniques, in seeking to accurately track the Index. In addition, from time to time securities are added to or removed from the Index. The Fund may sell securities that are represented in the Index or purchase securities that are not yet represented in the Index in anticipation of their removal from or addition to the Index.


12 | CLAYMORE EXCHANGE-TRADED FUND TRUST

Index Methodology


The Insider Sentiment Index selection methodology is designed to identify companies with potentially superior risk-return profiles as determined by Sabrient Systems LLC ("Sabrient" or the "Index Provider"). The objective of the Index is to actively represent a group of securities that are reflecting favorable corporate insider buying trends (determined via the public filings of such corporate insiders) and Wall Street analyst earnings estimate increases. Pursuant to Sabrient's proprietary methodology, Sabrient evaluates both corporate insider buying trends and Wall Street analyst earnings estimate increases in ranking companies for possible Index inclusion, and it is possible for a company that scores highly enough under either one of those factors to be included in the Index based on that factor alone.

The Index constituent selection methodology utilizes multi-factor proprietary selection rules to identify those securities that are believed to offer the greatest potential from a risk/return perspective while maintaining industry diversification. The approach is specifically designed to enhance investment applications and investability. The Index is adjusted quarterly.


Index Construction

1. Potential Index constituents include all equities trading on major U.S. exchanges.


2. The Insider Sentiment Index is comprised of the 100 highest-ranking securities chosen from a subset of companies covered by more than one analyst.


3. Each company is ranked using a 100% quantitative rules-based methodology that includes composite scoring of a handful of specially-targeted factors, and is sorted from highest to lowest.


4. The 100 highest-ranking securities are chosen and given an equal weighting in the portfolio.


5. The constituent selection process and portfolio rebalance is repeated once per quarter.

Primary Investment Risks

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other

                                                                 PROSPECTUS | 13
equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Foreign Investment Risk. The Fund's investments in non-U.S. issuers, although limited to ADRs, may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less market liquidity, generally greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Small and Medium-Sized Company Risk. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.


MLP Risk. Investments in securities of MLPs involve risks that differ from an investment in common stock. Holders of the units of MLPs have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of MLPs. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a MLP, including a conflict arising as a result of incentive distribution payments.

Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the Index.

Replication Management Risk. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Insider Sentiment Index.


14 | CLAYMORE EXCHANGE-TRADED FUND TRUST

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

                                                                 PROSPECTUS | 15

Fund Performance

The chart and table below illustrate annual calendar year returns for the calendar year ended December 31, 2007 as well as average annual Fund and Index returns for the one-year and since inception periods ended December 31, 2007. This information is intended to help you assess the variability of Fund returns and the potential rewards and risks of an investment in the Fund. The information also shows how the Fund's performance compares with the returns of a broad measure of market performance.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares of the Fund in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Calendar Year Total Return as of 12/31
--------------------------------------------------------------------------------


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                2007(1)    8.82%


(1.) The Fund commenced operations on September 21, 2006. The Fund's year-to-date return on NAV for the period from 12/31/07 to 9/30/08 was -18.21%.

During the calendar year ended December 31, 2007, the Fund's highest and lowest calendar quarter returns were 6.70% and -3.31%, respectively, for the quarters ended 6/30/07 and 12/31/07. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


16 | CLAYMORE EXCHANGE-TRADED FUND TRUST

Average Annual Total Returns for the                                      Since
Period Ended December 31, 2007                            1 year   inception(1)
--------------------------------------------------------------------------------

Returns Before Taxes                                       8.82%         13.44%
After Taxes on Distribution                                8.46%         13.12%
After Taxes on Distribution and Sale of Shares             5.73%         11.28%
Sabrient Insider Sentiment Index                           9.54%         14.16%
Standard & Poor's 500(R) Index(2)                          5.49%         10.42%
--------------------------------------------------------------------------------

(1.) The inception date of the Fund was September 21, 2006.

(2.) The S&P 500(R) Index is generally considered representative of the U.S. large-cap stock market.


Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


--------------------------------------------------------------------------------
Shareholder Fees (paid directly by Authorized Participants)
--------------------------------------------------------------------------------
Sales charges (loads)                                                     None
--------------------------------------------------------------------------------
Standard creation/redemption transaction fee per order(1)               $  500
--------------------------------------------------------------------------------
Maximum creation/redemption transaction fee per order (1)               $2,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Annual Fund Operating Expenses(2) (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
Management fees                                                           0.50%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees(3)                                    --%
--------------------------------------------------------------------------------
Other expenses                                                            0.57%
--------------------------------------------------------------------------------
Total annual Fund operating expenses                                      1.07%
--------------------------------------------------------------------------------
Expense waiver and reimbursements(4)                                      0.41%
--------------------------------------------------------------------------------
Net operating expenses                                                    0.66%
--------------------------------------------------------------------------------


(1) Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $500. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee may be charged. See the following discussion of "Creation Transaction Fees and Redemption Transaction Fees".

(2) Expressed as a percentage of average net assets.

(3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.


(4) The Fund's Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.60% of average net assets per year, at least until December 31, 2011. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into an Expense Reimbursement Agreement (the "Expense Agreement") in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap.


                                                                 PROSPECTUS | 17

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
One Year*           Three Years*           Five Years*          Ten Years*
--------------------------------------------------------------------------------
$67                 $211                   $464                 $1,188
--------------------------------------------------------------------------------


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 per transaction. (See "How to Buy and Sell Shares" later in this Prospectus). APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $8,929, $26,900, $58,493 and $148,998 if the Creation Unit is redeemed after one year, three years, five years and ten years, respectively.*


If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.


* The costs for the one-year and three-year examples reflect the Expense Cap that is in effect until December 31, 2011, as set forth in the footnotes to the fee table. The costs for the five-year and ten-year examples do not reflect the Expense Cap after such date.


18 | CLAYMORE EXCHANGE-TRADED FUND TRUST

Claymore/Sabrient Stealth ETF

Investment Objective

The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the Sabrient Stealth Index (the "Stealth Index" or "Index"). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.

Primary Investment Strategies


The Fund, using a low cost "passive" or "indexing" investment approach, seeks to replicate, before fees and expenses, the performance of the Stealth Index. The Stealth Index is comprised of approximately 150 securities selected, based on investment and other criteria, from a broad universe of U.S.-traded securities, including master limited partnerships ("MLPs"), and American depositary receipts ("ADRs") having little or no Wall Street analyst coverage (no more than two analysts). The universe of potential Index constituents includes approximately 2,100 listed companies without limitations on market capitalization, but which are mostly small-cap and micro-cap companies with capitalizations under $3.5 billion. The Fund will at all times invest at least 90% of its total assets in common stock, ADRs and MLPs that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.


The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.


The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another security in the Index, purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, or utilize various combinations of other available investment techniques, in seeking to accurately track the Index. In addition, from time to time securities are added to or removed from the Index. The Fund may sell securities that are represented in the Index or purchase securities that are not yet represented in the Index in anticipation of their removal from or addition to the Index.


                                                                 PROSPECTUS | 19

Index Methodology


The Stealth Index selection methodology is designed to identify companies with potentially superior risk-return profiles as determined by Sabrient Systems LLC ("Sabrient" or the "Index Provider"). The objective of the Index is to actively represent a group of securities that are "flying under the radar screen" of Wall Street's analysts, but which have displayed robust growth characteristics.

The Index constituent selection methodology was developed by Sabrient as a quantitative approach to selecting securities in a diversified portfolio from a group of companies that have little or no Wall Street analyst coverage (no more than two analysts). The Index constituent selection model evaluates and selects securities from a universe of uncovered and under-covered companies using a proprietary, 100% rules-based methodology developed by Sabrient.

The Index constituent selection methodology utilizes multi-factor proprietary selection rules to identify those securities that offer the greatest potential from a risk/return perspective while maintaining industry diversification. The approach is specifically designed to enhance investment applications and investability. The constituent selection process and portfolio rebalance are repeated once per quarter.


Index Construction

1. Potential Index constituents include all equities trading on major U.S. exchanges that have no more than two analysts covering them. All potential Index constituents whose financials suggest the increased likelihood of aggressive accounting practices (based on measurements that are a component of the Index Provider's proprietary methodology) are excluded from the Index. No more than 25% of the stocks in the Index may be from any single sector under the Standard & Poor's Global Industry Classification System.


2. The Stealth Index comprises the 150 highest-ranking securities chosen from a subset of uncovered and under-covered companies (no more than two analysts).


3. Each company is ranked using a 100% quantitative rules-based methodology that includes composite scoring of several growth-oriented, multi-factor filters, and is sorted from highest to lowest.

4. The 150 highest-ranking companies are chosen and given a modified equal weight in the portfolio.

5. The constituent selection process and portfolio rebalance is repeated once per quarter.

Primary Investment Risks

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

20 | CLAYMORE EXCHANGE-TRADED FUND TRUST

Equity Risk. A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Foreign Investment Risk. The Fund's investments in non-U.S. issuers, although limited to ADRs, may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Small and Medium-Sized Company Risk. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

Micro-Cap Company Risk. Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro-cap company.

                                                                 PROSPECTUS | 21

MLP Risk. Investments in securities of MLPs involve risks that differ from an investment in common stock. Holders of the units of MLPs have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of MLPs. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a MLP, including a conflict arising as a result of incentive distribution payments.

Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the Index.

Replication Management Risk. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Index.


Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

22 | CLAYMORE EXCHANGE-TRADED FUND TRUST

Fund Performance

The chart and table below illustrate annual calendar year returns for the calendar year ended December 31, 2007 as well as average annual Fund and Index returns for the one-year and since inception periods ended December 31, 2007. This information is intended to help you assess the variability of Fund returns and the potential rewards and risks of an investment in the Fund. The information also shows how the Fund's performance compares with the returns of a broad measure of market performance.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares of the Fund in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Calendar Year Total Return as of 12/31
--------------------------------------------------------------------------------


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                               2007(1)   -16.07%


(1.) The Fund commenced operations on September 21, 2006. The Fund's year-to-date return on NAV for the period from 12/31/07 to 9/30/08 was -13.61%.

During the calendar year ended December 31, 2007, the Fund's highest and lowest calendar quarter returns were 3.22% and -11.63%, respectively, for the quarters ended 6/30/07 and 12/31/07. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


                                                                 PROSPECTUS | 23

Average Annual Total Returns for the                                     Since
Period Ended December 31, 2007                           1 year    inception(1)
--------------------------------------------------------------------------------

Returns Before Taxes                                    -16.07%          -5.44%
After Taxes on Distribution                             -16.62%          -5.95%
After Taxes on Distribution and Sale of Shares          -10.45%          -4.89%
Sabrient Stealth Index                                  -15.44%          -4.68%
Standard & Poor's 500(R) Index(2)                         5.49%          10.44%
--------------------------------------------------------------------------------

(1.) The inception date of the Fund was September 21, 2006.

(2.) The S&P 500(R) Index is generally considered representative of the U.S. large-cap stock market.


Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


--------------------------------------------------------------------------------
Shareholder Fees (paid directly by Authorized Participants)
--------------------------------------------------------------------------------
Sales charges (loads)                                                     None
--------------------------------------------------------------------------------
Standard creation/redemption transaction fee per order(1)               $1,000
--------------------------------------------------------------------------------
Maximum creation/redemption transaction fee per order (1)               $4,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Annual Fund Operating Expenses(2) (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
Management fees                                                           0.50%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees(3)                                    --%
--------------------------------------------------------------------------------
Other expenses                                                            1.25%
--------------------------------------------------------------------------------
Total annual Fund operating expenses                                      1.75%
--------------------------------------------------------------------------------
Expense waiver and reimbursements(4)                                      1.08%
--------------------------------------------------------------------------------
Net operating expenses                                                    0.67%
--------------------------------------------------------------------------------


(1) Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $1,000. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee may be charged. See the following discussion of "Creation Transaction Fees and Redemption Transaction Fees".

(2) Expressed as a percentage of average net assets.

(3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.


(4) The Fund's Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.60% of average net assets per year, at least until December 31, 2011. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into an Expense Reimbursement Agreement (the "Expense Agreement") in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap.


24 | CLAYMORE EXCHANGE-TRADED FUND TRUST

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
One Year*           Three Years*           Five Years*          Ten Years*
--------------------------------------------------------------------------------
$68                 $214                   $625                 $1,774
--------------------------------------------------------------------------------


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $1,000 per transaction. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $1,000 per transaction. (See "How to Buy and Sell Shares" later in this Prospectus). APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $9,556, $27,796, $79,107 and $222,706 if the Creation Unit is redeemed after one year, three years, five years and ten years, respectively.*


If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.


* The costs for the one-year and three-year examples reflect the Expense Cap that is in effect until December 31, 2011, as set forth in the footnotes to the fee table. The costs for the five-year and ten-year examples do not reflect the Expense Cap after such date.


                                                                 PROSPECTUS | 25

Claymore/Sabrient Defensive Equity Index ETF


Investment Objective

The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the Sabrient Defensive Equity Index (the "Defensive Equity Index" or "Index"). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.

Primary Investment Strategies


The Fund, using a low cost "passive" or "indexing" investment approach, seeks to replicate, before fees and expenses, the performance of the Defensive Equity Index. The Index is comprised of approximately 100 securities selected, based on investment and other criteria, from a broad universe of U.S.-traded securities, including master limited partnerships ("MLPs"), and American depositary receipts ("ADRs"). The universe of potential Index constituents includes approximately 1,000 listed companies, generally with market capitalizations in excess of $1 billion. The Fund will at all times invest at least 90% of its total assets in common stock, ADRs and MLPs that comprise the Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.


The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.


The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another security in the Index, purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, or utilize various combinations of other available investment techniques, in seeking to accurately track the Index. In addition, from time to time securities are added to or removed from the Index. The Fund may sell securities that are represented in the Index or purchase securities that are not yet represented in the Index in anticipation of their removal from or addition to the Index.


26 | CLAYMORE EXCHANGE-TRADED FUND TRUST

Index Methodology


The Defensive Equity Index selection methodology is designed to identify companies with potentially superior risk/return profiles, as determined by Sabrient Systems LLC ("Sabrient" or the "Index Provider"), during periods of weakness in the markets and/or the American economy overall. The Index is designed to actively represent a group of securities that reflect occurrences such as low relative valuations, conservative accounting, dividend payments and a history of out-performance during bearish market periods. The Index constituents represent a "defensive" portfolio with the potential to outperform broad market benchmark indices on a risk-adjusted basis during periods of market weakness, while still providing the potential for positive returns during strong market periods.

The Index constituent selection methodology was developed by Sabrient as an effective, quantitative approach to selecting securities in a diversified portfolio from a broad universe of companies. The Index constituent selection methodology evaluates and selects securities from the qualified universe of companies using a proprietary, 100% rules-based methodology developed by Sabrient.

The Index constituent selection methodology utilizes multi-factor proprietary selection rules to seek to identify those securities that offer the greatest potential from a risk/return perspective during weak market periods. The approach is specifically designed to enhance investment applications and investability. The constituent selection process and portfolio rebalance are repeated once per quarter.


Index Construction

1. Potential Index constituents include all equities trading on major U.S. exchanges.


2. The Defensive Equity Index is comprised of approximately the 100 highest-ranking securities chosen from a subset of eligible companies using a 100% rules-based quantitative ranking methodology. To prevent undue industry sector concentration, limits have been placed on the number of securities in the Index that may share a particular sector or industry classification under the Standard & Poor's Global Industry Classification System.

3. Each security is ranked based on the composite scoring of a handful of specially-targeted factors, and is sorted from highest to lowest. The constituent selection methodology was developed by Sabrient as an effective, quantitative approach designed to identify those companies that offer the greatest potential for maintaining value during difficult market conditions and thus providing the investor with a defensive portfolio.


4. The 100 highest-ranking companies are chosen and given a modified equal weighting in the portfolio.

5. The constituent selection process and portfolio rebalance are repeated once per quarter.

                                                                 PROSPECTUS | 27

Primary Investment Risks

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Foreign Investment Risk. The Fund's investments in non-U.S. issuers, although limited to ADRs, may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less market liquidity, generally greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Small and Medium-Sized Company Risk. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.


MLP Risk. Investments in securities of MLPs involve risks that differ from an investment in common stock. Holders of the units of MLPs have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of MLPs. In addition, conflicts of interest may exist between


28 | CLAYMORE EXCHANGE-TRADED FUND TRUST common unit holders, subordinated unit holders and the general partner of a MLP, including a conflict arising as a result of incentive distribution payments.

Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the Index.

Replication Management Risk. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Index.


Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

                                                                 PROSPECTUS | 29

Fund Performance

The chart and table below illustrate annual calendar year returns for the calendar year ended December 31, 2007 as well as average annual Fund and Index returns for the one-year and since inception periods ended December 31, 2007. This information is intended to help you assess the variability of Fund returns and the potential rewards and risks of an investment in the Fund. The information also shows how the Fund's performance compares with the returns of a broad measure of market performance.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares of the Fund in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Calendar Year Total Return as of 12/31
--------------------------------------------------------------------------------


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                2007(1)    4.66%


(1.) The Fund commenced operations on December 15, 2006. The Fund's year-to-date return on NAV for the period from 12/31/07 to 9/30/08 was -12.77%.

During the calendar year ended December 31, 2007, the Fund's highest and lowest calendar quarter returns were 5.20% and -3.81%, respectively, for the quarters ended 6/30/07 and 12/31/07. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


30 | CLAYMORE EXCHANGE-TRADED FUND TRUST

Average Annual Total Returns for the                                      Since
Period Ended December 31, 2007                      1 year         inception(1)
--------------------------------------------------------------------------------

Returns Before Taxes                                 4.66%                4.53%
After Taxes on Distribution                          4.09%                3.97%
After Taxes on Distribution and Sale of Shares       3.03%                3.53%
Sabrient Defensive Equity Index                      5.37%                5.26%
Standard & Poor's 500(R) Index(2)                    5.49%                4.81%
--------------------------------------------------------------------------------

(1.) The inception date of the Fund was December 15, 2006.

(2.) The S&P 500(R) Index is generally considered representative of the U.S. large-cap stock market.


Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


--------------------------------------------------------------------------------
Shareholder Fees (paid directly by Authorized Participants)
--------------------------------------------------------------------------------
Sales charges (loads)                                                      None
--------------------------------------------------------------------------------
Standard creation/redemption transaction fee per order(1)                $  500
--------------------------------------------------------------------------------
Maximum creation/redemption transaction fee per order (1)                $2,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Annual Fund Operating Expenses(2) (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
Management fees                                                            0.50%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees(3)                                     --%
--------------------------------------------------------------------------------
Other expenses                                                             0.74%
--------------------------------------------------------------------------------
Total annual Fund operating expenses                                       1.24%
--------------------------------------------------------------------------------
Expense waiver and reimbursements(4)                                       0.54%
--------------------------------------------------------------------------------
Net operating expenses                                                     0.70%
--------------------------------------------------------------------------------


(1) Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $500. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee may be charged. See the following discussion of "Creation Transaction Fees and Redemption Transaction Fees".

(2) Expressed as a percentage of average net assets.

(3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.


(4) The Fund's Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.60% of average net assets per year, at least until December 31, 2011. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into an Expense Reimbursement Agreement (the "Expense Agreement") in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap.


                                                                 PROSPECTUS | 31

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
One Year*           Three Years*         Five Years*         Ten Years*
--------------------------------------------------------------------------------
$72                 $224                 $516                $1,348
--------------------------------------------------------------------------------


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 per transaction. (See "How to Buy and Sell Shares" later in this Prospectus). APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $9,438, $28,484, $64,992 and $168,974 if the Creation Unit is redeemed after one year, three years, five years and ten years, respectively.*


If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.


* The costs for the one-year and three-year examples reflect the Expense Cap that is in effect until December 31, 2011, as set forth in the footnotes to the fee table. The costs for the five-year and ten-year examples do not reflect the Expense Cap after such date.


32 | CLAYMORE EXCHANGE-TRADED FUND TRUST

Claymore/Zacks Sector Rotation ETF

Investment Objective

The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the Zacks Sector Rotation Index (the "Zacks Sector Rotation Index" or "Index"). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.

Primary Investment Strategies


The Fund, using a low cost "passive" or "indexing" investment approach, seeks to replicate, before fees and expenses, the performance of the Zacks Sector Rotation Index. The Zacks Sector Rotation Index is comprised of approximately 100 securities selected, based on investment and other criteria, from a universe of the 1,000 largest listed equity companies based on market capitalization. The universe of potential Index constituents includes all U.S. stocks, American depositary receipts ("ADRs") and master limited partnerships ("MLPs") listed on domestic exchanges. The companies in the universe are selected using a proprietary methodology developed by Zacks Investment Research, Inc. ("Zacks" or the "Index Provider"). The securities included in the Index currently have market capitalizations in excess of $577 million. The Fund will at all times invest at least 90% of its total assets in common stocks, ADRs and MLPs that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.


The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.


The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another security in the Index, purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, or utilize various combinations of other available investment techniques, in seeking to accurately track the Index. In addition, from time to time securities are added to or removed from the Index. The Fund may sell securities that are represented in the Index or purchase securities that are not yet represented in the Index in anticipation of their removal from or addition to the Index.


                                                                 PROSPECTUS | 33

Index Methodology

The Zacks Sector Rotation Index uses a proprietary quantitative methodology developed by Zacks to overweight (as compared to other benchmark indices) sectors with potentially superior risk-return profiles. The objective of the Index is to overweight those sectors that combined have the potential to outperform, on a risk-adjusted basis, the S&P 500(R) Index and other benchmark indices.

The Index constituent selection methodology utilizes multi-factor proprietary selection rules to identify those sectors that offer the greatest potential from a risk/return perspective. The approach is specifically designed to enhance investment applications and investability. The sector allocation and constituent ranking, reconstitution and rebalancing process is repeated on a quarterly basis.

Index Construction

1. Potential Index constituents include all U.S. equities, domestic exchange-listed ADRs and MLPs that rank as the 1,000 largest based on market capitalization.

2. The sector allocation methodology strives to overweight cyclical sectors prior to anticipated periods of economic expansion and overweight non-cyclical sectors prior to anticipated periods of economic contraction.

3. Sector allocations are chosen based on a quantitative methodology proprietary to Zacks using the 16 Zacks "Expanded Sectors." These sectors consist of Consumer Staples, Consumer Discretionary, Retail/Wholesale, Medical, Auto/Tires/Trucks, Basic Materials, Industrial Products, Construction, Multi-Sector Conglomerates, Computer/Technology, Aerospace, Oils/Energy, Finance, Utilities, Transportation and Business Services. The sector allocation methodology uses a bottom-up approach to decide on the weightings of each sector based on relative value, price momentum and earnings growth. Exposure for any one sector may range from zero percent (0%) to a maximum of forty-five percent (45%) of the Index.


4. Within each sector, securities are selected based on liquidity. Individual security exposure will be determined by relative market capitalization within the sector. No individual security may consist of more than 5% of the total Index.


5. The sector allocation and constituent ranking, reconstitution and rebalancing process is repeated on a quarterly basis.

Primary Investment Risks

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

34 | CLAYMORE EXCHANGE-TRADED FUND TRUST

For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Foreign Investment Risk. The Fund's investments in non-U.S. issuers, although limited to ADRs, may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less market liquidity, generally greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Medium-Sized Company Risk. Investing in securities of medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

Sector Concentration Risk. A significant percentage of the Zacks Sector Rotation Index may be comprised of issuers in a single industry or sector of the economy. If the Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. In that connection, the Fund may at any time be subject to some or all of the following risks relating to the sectors which constitute the Zacks Sector Rotation Index:

      Consumer Staples Sector Risk. Companies in this sector are subject to government regulation affecting the permissibility of using various food additives and production methods, which regulations could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food and soft drink may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

      Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and international economy, interest rates, competitive and consumer confidence. Success depends

                                                                 PROSPECTUS | 35
      heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

      Retail/Wholesale Sector Risk. The retail and wholesale industries may be affected by the performance of the domestic and international economy, interest rates, competition and consumer confidence. The success of companies in the retail industry depends heavily on disposable household income and consumer spending, and changes in demographics and consumer preferences can affect the success of retail products. The success of retail products may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand. In addition, the retail and wholesale industries are subject to severe competition.

      Medical Sector Risk. Companies in the medical sector may be susceptible to government regulation and reimbursement rates. Such companies may also be heavily dependent on patent protection, with their profitability affected by the expiration of patents. Companies in the medical sector may also be subject to expenses and losses from extensive litigation based on product liability and similar claims, as well as competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. The process for obtaining new product approval by the Food and Drug Administration is long and costly. Medical service providers may have difficulty obtaining staff to deliver service, and may be susceptible to product obsolescence. Such companies also may be characterized by thin capitalization and limited product lines, markets, financial resources or personnel.

      Auto/Tires/Trucks Sector Risk. The automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. The industry can be significantly affected by labor relations and fluctuating component prices. While most of the major manufacturers are large, financially strong companies, many others are small and can be non-diversified in both product line and customer base.

      Basic Materials Sector Risk. Companies in the basic materials sector could be adversely affected by commodity price volatility, exchange rates, import controls and increased competition. Production of industrial materials often exceeds demand as a result of over-building or economic downturns, leading to poor investment returns. Companies in the basic materials sector are at risk for environmental damage and product liability claims. Companies in the basic materials sector may be adversely affected by depletion of resources, technical progress, labor relations, and government regulations.

      Industrial Products Sector Risk. The stock prices of companies in the industrial sector are affected by supply and demand both for their specific product or service and for industrial sector products in general. The products of manufacturing companies may face product obsolescence due to rapid technological developments and frequent new product introduction. Government regulation, world events and economic conditions may affect the performance of companies in the industrial sector. Companies in the industrial sector may be at risk for environmental damage and product liability claims.

      Construction Sector Risk. Companies in the construction sector can be significantly affected by changes in government spending on housing subsidies, public works, and transportation facilities such as highways and airports, as well as changes in interest rates, consumer confidence and spending, taxation, zoning laws, demographic patterns, housing starts, overbuilding, real estate values, and the level of new and existing home

36 | CLAYMORE EXCHANGE-TRADED FUND TRUST sales. Different segments of the construction sector can be significantly affected by natural disasters and environmental clean-up costs.

      Multi-Sector Conglomerates Sector Risk. Conglomerates are subject to the risk that one or more of their businesses may not be successful should management lose focus on, or give greater attention to, one or more of the conglomerate's other businesses. Additionally, should the markets in which any one of a conglomerate's business operates suffer a decline in profitability, such profit decline will have a negative financial impact on the conglomerate as a whole. Companies in the Multi-Sector Conglomerates sector may be subject to some or all of the risks applicable to any or all of the other sectors that constitute the Zacks Sector Rotation Index.

      Computer/Technology Sector Risk. Competitive pressures may have a significant effect on the financial condition of companies in the computer/technology sector. Also, many of the products and services offered by computer and technology companies are subject to the risks of short product cycles and rapid obsolescence. Companies in the computer/technology sector also may be subject to competition from new market entrants. Such companies also may be subject to risks relating to research and development costs and the availability and price of components. As product cycles shorten and manufacturing capacity increases, these companies could become increasingly subject to aggressive pricing, which hampers profitability. Other risks include those related to regulatory changes, such as the possible adverse effects on profits of recent increased competition among telecommunications companies and the uncertainties resulting from such companies' diversification into new domestic and international businesses, as well as agreements by any such companies linking future rate increases to inflation or other factors not directly related to the actual operating profits of the enterprise.

      Aerospace Sector Risk. The aerospace sector can be significantly affected by competition within the industry, domestic and foreign economies, government regulation, labor relations, and the price of fuel. Airline deregulation has substantially diminished the government's role in the air transport industry while promoting an increased level of competition. However, regulations and policies of various domestic and foreign governments can still affect the profitability of individual carriers as well as the entire industry. In addition, companies in the aerospace sector can be significantly affected by government aerospace regulation and spending policies because companies involved in the aerospace sector may rely to a large extent on U.S. (and other) Government demand for their products and services. There are significant inherent risks in contracting with the U.S. Government which could have a material adverse effect on the business, financial condition and results of operations of industry participants, including:

            - termination by the U.S. Government of any contract as a result of a default by industry participants could subject them to liability for the excess costs incurred by the U.S. Government in procuring undelivered items from another source;

            - termination by the U.S. Government of any contract for convenience would generally limit industry participants recovery to costs already incurred or committed and limit participants profit to work completed prior to termination;

                                                                 PROSPECTUS | 37

            - modification of U.S. Government contracts due to lack of congressional funding or changes in such funding could subject certain contracts to termination or modification;

            - failure to comply, even inadvertently, with the extensive and complex U.S. Government laws and regulations applicable to certain U.S. Government contracts and the laws governing the export of controlled products and commodities could subject industry participants to contract termination, civil and criminal penalties and, under certain circumstances, suspension from future U.S. Government contracts and exporting of products for a specific period of time;

            - results of routine U.S. Government audits and review could, in certain circumstances, lead to adjustments to industry contract prices, which could be significant; and

            - successful bids for U.S. Government contracts or the profitability of such contracts, if awarded, cannot be guaranteed in the light of the competitive bidding atmosphere under which U.S. Government contracts are awarded.

      Furthermore, because companies involved in the aerospace sector may rely to a large extent on U.S. (and other) Government demand for their products and services, those companies could be adversely impacted by future reductions or changes in U.S. Government spending. U.S. Government spending in aerospace is not generally correlated with any economic cycle, but rather, on the cycle of general political support for this type of spending. However, there is no assurance that future levels of aerospace spending will increase or that levels of aerospace and defense spending will not decrease in the future.

      Oils/Energy Sector Risk. The profitability of companies in the oils/energy sector is related to worldwide energy prices, exploration, and production spending. Such companies also are subject to risks of changes in exchange rates, government regulation, world events, depletion of resources and economic conditions, as well as market, economic and political risks of the countries where energy companies are located or do business. Oil and gas exploration and production can be significantly affected by natural disasters. Oil exploration and production companies may be adversely affected by changes in exchange rates, interest rates, government regulation, world events, and economic conditions. Oil exploration and production companies may be at risk for environmental damage claims.


      Finance Sector Risk. The financial services industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact in a broad range of markets (such as those for collateralized debt obligations backed by mortgages (particularly subprime mortgages) and auction rate preferred shares), including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to, the U.S. government's placement of the Federal National Mortgage


38 | CLAYMORE EXCHANGE-TRADED FUND TRUST

      Association and the Federal Home Loan Mortgage Corporation under conservatorship, the bankruptcy filing of Lehman Brothers Holdings Inc., the sale of Merrill Lynch to Bank of America, the U.S. government support of American International Group, Inc., the sale of Wachovia to Wells Fargo, reports of credit and liquidity issues involving certain money market mutual funds, and emergency measures by the U.S. and foreign governments banning short-selling. This situation has created instability in the financial markets and caused certain financial services companies to incur large losses. Numerous financial services companies have experienced substantial declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations. These actions have caused the securities of many financial services companies to experience a dramatic decline in value. Moreover, certain financial companies have avoided collapse due to intervention by the U.S. regulatory authorities (such as the Federal Deposit Insurance Corporation or the Federal Reserve System), but such interventions have often not averted a substantial decline in the value of such companies' common stock. Both domestic and foreign equity markets have been experiencing increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions will continue.


      Utilities Sector Risk. The rates that traditional regulated utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Although rate changes of a utility usually fluctuate in approximate correlation with financing costs due to political and regulatory factors, rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company's earnings and dividends in times of decreasing costs, but conversely, will tend to adversely affect earnings and dividends when costs are rising. The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable.

      Among the risks that may affect utility companies are the following: risks of increases in fuel and other operating costs; the high cost of borrowing to finance capital construction during inflationary periods; restrictions on operations and increased costs and delays associated with compliance with environmental and nuclear safety regulations; and the difficulties involved in obtaining natural gas for resale or fuel for generating electricity at reasonable prices. Other risks include those related to the construction and operation of nuclear power plants; the effects of energy conservation and the effects of regulatory changes.

      Transportation Sector Risk. Companies in the transportation sector can be significantly affected by changes in the economy, fuel prices, labor relations, and insurance costs. The trend in the United States has been to deregulate the transportation industry,

                                                                 PROSPECTUS | 39
      which could have a favorable long-term effect, but future government decisions could adversely affect transportation companies.

      Business Services Sector Risk. Companies in the business services sector can be significantly affected by competitive pressures, such as technological developments, fixed-rate pricing, and the ability to attract and retain skilled employees. The success of companies that provide business-related services is, in part, subject to continued demand for business services as companies and other organizations seek alternative, cost-effective means to meet their economic goals.


MLP Risk. Investments in securities of MLPs involve risks that differ from an investment in common stock. Holders of the units of MLPs have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of MLPs. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a MLP, including a conflict arising as a result of incentive distribution payments.

Portfolio Turnover Risk. The Fund may engage in active and frequent trading of its portfolio securities in connection with the quarterly rebalancing of the Zacks Sector Rotation Index, and therefore the Fund's investments. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund's shareholders, the Fund will seek to utilize the creation and redemption in kind mechanism to minimize capital gains to the extent possible.

Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the Index.

Replication Management Risk. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Index.


Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

40 | CLAYMORE EXCHANGE-TRADED FUND TRUST

Fund Performance

The chart and table below illustrate annual calendar year returns for the calendar year ended December 31, 2007 as well as average annual Fund and Index returns for the one-year and since inception periods ended December 31, 2007. This information is intended to help you assess the variability of Fund returns and the potential rewards and risks of an investment in the Fund. The information also shows how the Fund's performance compares with the returns of a broad measure of market performance.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares of the Fund in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Calendar Year Total Return as of 12/31
--------------------------------------------------------------------------------


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                2007(1)    17.02%


(1.) The Fund commenced operations on September 21, 2006. The Fund's year-to-date return on NAV for the period from 12/31/07 to 9/30/08 was -28.26%.

During the calendar year ended December 31, 2007, the Fund's highest and lowest calendar quarter returns were 5.12% and 2.82%, respectively, for the quarters ended 3/31/07 and 6/30/07. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


                                                                 PROSPECTUS | 41

Average Annual Total Returns for the                                     Since
Period Ended December 31, 2007                        1 year       inception(1)
--------------------------------------------------------------------------------

Returns Before Taxes                                  17.02%             22.80%
After Taxes on Distribution                           16.79%             22.59%
After Taxes on Distribution and Sale of Shares        11.06%             19.35%
Zacks Sector Rotation Index                           17.56%             22.79%
Standard & Poor's 500(R) Index(2)                      5.49%             10.44%
--------------------------------------------------------------------------------

(1.) The inception date of the Fund was September 21, 2006.

(2.) The S&P 500(R) Index is generally considered representative of the U.S. large-cap stock market.


Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


--------------------------------------------------------------------------------
Shareholder Fees (paid directly by Authorized Participants)
--------------------------------------------------------------------------------
Sales charges (loads)                                                      None
--------------------------------------------------------------------------------
Standard creation/redemption transaction fee per order(1)                $  500
--------------------------------------------------------------------------------
Maximum creation/redemption transaction fee per order (1)                $2,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Annual Fund Operating Expenses(2) (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
Management fees                                                            0.50%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees(3)                                     --%
--------------------------------------------------------------------------------
Other expenses                                                             0.30%
--------------------------------------------------------------------------------
Total annual Fund operating expenses                                       0.80%
--------------------------------------------------------------------------------
Expense waiver and reimbursements(4)                                       0.15%
--------------------------------------------------------------------------------
Net operating expenses                                                     0.65%
--------------------------------------------------------------------------------


(1) Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $500. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee may be charged. See the following discussion of "Creation Transaction Fees and Redemption Transaction Fees".

(2) Expressed as a percentage of average net assets.

(3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.


(4) The Fund's Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.60% of average net assets per year, at least until December 31, 2011. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into an Expense Reimbursement Agreement (the "Expense Agreement") in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap.


42 | CLAYMORE EXCHANGE-TRADED FUND TRUST

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
One Year*           Three Years*         Five Years*         Ten Years*
--------------------------------------------------------------------------------
$66                 $208                 $398                $946
--------------------------------------------------------------------------------


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 per transaction. (See "How to Buy and Sell Shares" later in this Prospectus). APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $8,802, $26,504, $50,194 and $118,692 if the Creation Unit is redeemed after one year, three years, five years and ten years, respectively.*


If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.


* The costs for the one-year and three-year examples reflect the Expense Cap that is in effect until December 31, 2011, as set forth in the footnotes to the fee table. The costs for the five-year and ten-year examples do not reflect the Expense Cap after such date.


                                                                 PROSPECTUS | 43

Claymore/Zacks Multi-Asset Income Index ETF


Investment Objective


The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the Zacks Multi-Asset Income Index (the "Zacks Multi-Asset Income Index" or "Index"). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.


Primary Investment Strategies


The Fund, using a low cost "passive" or "indexing" investment approach, seeks to replicate, before fees and expenses, the performance of the Zacks Multi-Asset Income Index. The Zacks Multi-Asset Income Index is comprised of approximately 125 to 150 securities selected, based on investment and other criteria, from a universe of domestic and international companies. The securities comprising the Index include stocks of small and medium-sized companies. The universe of securities within the Index includes U.S. listed common stocks and American depositary receipts ("ADRs") paying dividends, real estate investment trusts ("REITs"), master limited partnerships ("MLPs"), closed-end funds and traditional preferred stocks. The companies in the universe are selected using a proprietary methodology developed by Zacks Investment Research, Inc. ("Zacks" or the "Index Provider"). The Fund will at all times invest at least 90% of its total assets in securities that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.


The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.


The Fund expects to use a sampling approach in seeking to achieve its objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the Index universe to obtain a representative sample of securities that resemble the Index in terms of key risk factors, performance attributes and other characteristics. These include industry weightings, market capitalization and other financial characteristics of securities. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. However, the Fund may use replication to achieve its objective if practicable. There may also be instances in which the Investment Adviser may choose to overweight another security in the Index, purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, or utilize various combinations of other available investment techniques, in seeking to accurately track the Index. In addition, from time to time securities are added to or removed from the Index. The Fund may sell securities that are represented in the Index or purchase securities that are not yet represented in the Index in anticipation of their removal from or addition to the Index.


44 | CLAYMORE EXCHANGE-TRADED FUND TRUST

Index Methodology


The Zacks Multi-Asset Income Index selection methodology is designed to identify companies with potentially high income and superior risk-return profiles as determined by Zacks. The objective of the Index is to select a diversified group of securities with the potential to have a yield in excess of and outperform, on a risk adjusted basis, the Dow Jones US Select Dividend Index and other benchmark indices.


The Index constituent selection methodology utilizes multi-factor proprietary selection rules to identify those securities that offer the greatest potential from a yield and risk/return perspective while maintaining industry diversification. The approach is specifically designed to enhance investment applications and investability. The constituent selection process, as well as the ranking, reconstitution and rebalancing of the Index, is repeated quarterly.

Index Construction


1. Potential Index constituents include all U.S. stocks and ADRs that pay dividends, as well as REITs, MLPs, closed-end funds and traditional preferred stocks.

2. The Index is comprised of approximately the 125 to 150 highest-ranking securities chosen using a rules-based quantitative ranking methodology proprietary to Zacks. Half (50%) or more of the portfolio will consist of dividend-paying common stocks. Closed-end funds are limited to 10% of the portfolio. MLPs may make up one-quarter (25%) of the portfolio. Exposure to all other categories of investment type (ADRs, REITs and preferred stock) other than U.S. common stock are limited to a 20% maximum per investment type.


3. Each company within each investment type is ranked using a quantitative rules-based methodology that includes yield, company growth, liquidity, relative value and other factors and is sorted from highest to lowest.

4. The approximately 125 to 150 constituents are chosen and are weighted based on a proprietary method developed by Zacks within each investment type.

5. The constituent selection process, as well as the ranking, reconstitution and rebalancing of the Index, is repeated quarterly.

6. The securities comprising the portfolio are regularly reviewed for deletion or dilution based on factors determined by Zacks.

Primary Investment Risks

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

                                                                 PROSPECTUS | 45

For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Preferred Stock Risk. There are certain additional risks associated with investing in preferred securities, including, but not limited to, (i) preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer; (ii) preferred securities are generally subordinated to bonds and other debt instruments in a company's capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer's board; in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.

Foreign Investment Risk. The Fund's investments in non-U.S. issuers, although limited to ADRs, may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less market liquidity, generally greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

REIT Risk. Investments in securities of real estate companies involve risks. These risks include, among others, adverse changes in national, state or local real estate conditions; obsolescence of properties; changes in the availability, cost and terms of mortgage funds; and the impact of changes in environmental laws. In addition, a REIT that fails to comply with federal tax requirements affecting REITs may be subject to federal income taxation, or the federal tax requirement that a REIT distribute substantially all of its net income to its shareholders may result in a REIT having insufficient capital for future expenditures. The value of a REIT can depend on the structure of and cash flow generated by the REIT. In

46 | CLAYMORE EXCHANGE-TRADED FUND TRUST addition, like mutual funds, REITs have expenses, including advisory and administration fees, that are paid their shareholders. As a result, you will absorb duplicate levels of fees when the Fund invests in REITs. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing return to the Fund on its investment in such company.


MLP Risk. Investments in securities of MLPs involve risks that differ from an investment in common stock. Holders of the units of MLPs have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of MLPs. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a MLP, including a conflict arising as a result of incentive distribution payments.


Risks of Investing In other Investment Companies. Investments in securities of other investment companies involve risks, including, among others, the fact that shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies (in the case of closed-end investment companies) may sometimes require the payment of substantial premiums above the value of such companies' portfolio securities or net asset values. The Fund must continue, at the same time, to pay its own management fees and expenses with respect to all of its investments, including shares of other investment companies. The securities of other investment companies may also be leveraged and will therefore be subject to certain leverage risks.

Small and Medium-Sized Company Risk. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

Below-Investment Grade Securities Risk. The Fund may invest in certain preferred stocks that are rated below investment grade. Preferred stocks that are not investment grade are high yield, high risk securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. Preferred stocks rated below investment grade may be issued by companies that are restructuring, are smaller and less creditworthy, or are more highly indebted than other companies. This means that they may have more difficulty making scheduled dividend payments. Changes in the value of preferred stocks rated below investment grade are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade preferred stocks.


Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index.


The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not

                                                                 PROSPECTUS | 47
correlate as well with the return on the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the Index.

Replication Management Risk. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Index.


Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

48 | CLAYMORE EXCHANGE-TRADED FUND TRUST

Fund Performance

The chart and table below illustrate annual calendar year returns for the calendar year ended December 31, 2007 as well as average annual Fund and Index returns for the one-year and since inception periods ended December 31, 2007. This information is intended to help you assess the variability of Fund returns and the potential rewards and risks of an investment in the Fund. The information also shows how the Fund's performance compares with the returns of a broad measure of market performance.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares of the Fund in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Calendar Year Total Return as of 12/31
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                2007(1)   -7.09%

(1.) The Fund commenced operations on September 21, 2006. The Fund's year-to-date return on NAV for the period from 12/31/07 to 9/30/08 was -15.78%.

During the calendar year ended December 31, 2007, the Fund's highest and lowest calendar quarter returns were 4.88% and -8.57%, respectively, for the quarters ended 6/30/07 and 12/31/07. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


                                                                 PROSPECTUS | 49

Average Annual Total Returns for the                                      Since
Period Ended December 31, 2007                           1 year    inception(1)
--------------------------------------------------------------------------------

Returns Before Taxes                                     -7.09%          -0.18%
After Taxes on Distribution                              -7.79%          -1.05%
After Taxes on Distribution and Sale of Shares           -3.55%          -0.16%
Zacks Multi-Asset Income Index                           -5.78%           1.56%
Standard & Poor's 500(R) Index(2)                         5.49%          10.44%
--------------------------------------------------------------------------------

(1.) The inception date of the Fund was September 21, 2006.

(2.) The S&P 500(R) Index is generally considered representative of the U.S. large-cap stock market.


Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


--------------------------------------------------------------------------------
Shareholder Fees (paid directly by Authorized Participants)
--------------------------------------------------------------------------------
Sales charges (loads)                                                      None
--------------------------------------------------------------------------------
Standard creation/redemption transaction fee per order(1)                $1,000
--------------------------------------------------------------------------------
Maximum creation/redemption transaction fee per order (1)                $4,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Annual Fund Operating Expenses(2) (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
Management fees                                                            0.50%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees(3)                                     --%
--------------------------------------------------------------------------------
Acquired fund fees and expenses(4)                                         0.13%
--------------------------------------------------------------------------------
Other expenses                                                             0.39%
--------------------------------------------------------------------------------
Total annual Fund operating expenses                                       1.02%
--------------------------------------------------------------------------------
Expense waiver and reimbursements(5)                                       0.24%
--------------------------------------------------------------------------------
Net operating expenses                                                     0.78%
--------------------------------------------------------------------------------


(1) Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $1,000. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee may be charged. See the following discussion of "Creation Transaction Fees and Redemption Transaction Fees".

(2) Expressed as a percentage of average net assets.

(3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.


(4) Acquired fund fees and expenses refer to the Fund's pro rata portion of the management fees and operating expenses of the closed-end funds in which the Fund invests. Since acquired fund fees and expenses are not directly borne by the Fund, they are not reflected in the Fund's financial statements with the result that the information presented in the table will differ from that presented in the Fund's financial highlights.

(5) The Fund's Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.60% of average net assets per year, at least until December 31, 2011. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the


50 | CLAYMORE EXCHANGE-TRADED FUND TRUST

Investment Adviser have entered into an Expense Reimbursement Agreement (the "Expense Agreement") in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap. Acquired fund fees and expenses are not subject to the Expense Cap.

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
One Year*           Three Years*         Five Years*         Ten Years*
--------------------------------------------------------------------------------
$80                 $249                 $489                $1,179
--------------------------------------------------------------------------------


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $1,000 per transaction. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $1,000 per transaction. (See "How to Buy and Sell Shares" later in this Prospectus). APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $10,956, $32,145, $62,172 and $148,341 if the Creation Unit is redeemed after one year, three years, five years and ten years, respectively.*


If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.


* The costs for the one-year and three-year examples reflect the Expense Cap that is in effect until December 31, 2011, as set forth in the footnotes to the fee table. The costs for the five-year and ten year examples do not reflect the Expense Cap after such date.


                                                                 PROSPECTUS | 51

Claymore/Ocean Tomo Patent ETF

Investment Objective

The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the Ocean Tomo 300(R) Patent Index (the "OT300 Index" or "Index"). The Index is the first publicly available patent index. The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.

Primary Investment Strategies

The Fund, using a low cost "passive" or "indexing" investment approach, seeks to replicate, before fees and expenses, the performance of the Index. The Index is comprised of approximately 300 securities selected, based on patent valuation and other criteria, from a broad universe of U.S.-traded stocks. The universe of companies includes approximately the 1,000 most-liquid listed companies without limitations on market capitalization. The Fund will at all times invest at least 90% of its total assets in common stock and American depositary receipts ("ADRs") that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another security in the Index, purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, or utilize various combinations of other available investment techniques, in seeking to accurately track the Index. In addition, from time to time securities are added to or removed from the Index. The Fund may sell securities that are represented in the Index or purchase securities that are not yet represented in the Index in anticipation of their removal from or addition to the Index.


52 | CLAYMORE EXCHANGE-TRADED FUND TRUST

Index Methodology

The Index selection methodology is designed to identify six companies within each of 50 style and size groups (which include value, relative value, blend, growth at a reasonable price (GARP) and growth by decile) with the highest patent value to book value ratio as determined by Ocean Tomo, LLC ("Ocean Tomo" or the "Index Provider") using Ocean Tomo's Patent Ratings(R) software. The Index is designed to actively represent a group of securities that own quality patent portfolios. The Index constituent selection methodology was developed by Ocean Tomo as a quantitative approach to selecting securities from a universe of 1,000 companies. The Index constituent selection methodology evaluates and selects securities from a universe of 1,000 companies eligible for inclusion in the Index using a proprietary, 100% rules-based methodology developed by Ocean Tomo. The Index constituent selection methodology utilizes multi-factor proprietary selection rules to seek to identify those stocks that offer the greatest patent value opportunities. The approach is specifically designed to enhance investment applications and investability. The Index annually reconstitutes after the close of business on the last business day of October.

Index Construction

1. Potential Index constituents include all equities trading on major U.S. exchanges that are among the 1,000 most liquid securities.

2. The potential Index constituents are then narrowed to a universe of companies that own patents.

3. The patent-owning companies are divided into 50 style and size groups with the highest patent value to book value ratio using Ocean Tomo's Patent Ratings(R) software. Each group contains an approximately equal number of patent-owning companies.

4. The securities in each group are ranked using a 100% rules-based methodology that seeks to identify those securities that offer the greatest patent value opportunities.

5. The six highest ranking securities in each group are selected (resulting in a total of 300 securities) and are weighted by market capitalization.

6. The constituent selection process and portfolio rebalance are repeated once per year.

Primary Investment Risks

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an


                                                                 PROSPECTUS | 53
issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Patent Risk. The companies in which the Fund invests can be significantly affected by patent considerations, including the termination of their patent protection for their products. Certain of such companies' industries may be characterized by the existence of a large number of patents and frequent claims and related litigation regarding patent rights. Certain of such companies may depend on rapidly identifying and seeking patent protection for their discoveries. The process of obtaining patent protection is expensive and time consuming. Furthermore, there can be no assurance that the steps taken by such companies to protect their proprietary rights will be adequate to prevent misappropriation of their proprietary rights or that competitors will not independently develop products that are substantially equivalent or superior to such companies' products.

Foreign Investment Risk. The Fund's investments in non-U.S. issuers, although limited to ADRs, may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Small and Medium-Sized Company Risk. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not


54 | CLAYMORE EXCHANGE-TRADED FUND TRUST correlate as well with the return on the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the Index.

Replication Management Risk. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Index.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Fund Performance

The chart and table below illustrate annual calendar year returns for the calendar year ended December 31, 2007 as well as average annual Fund and Index returns for the one-year and since inception periods ended December 31, 2007. This information is intended to help you assess the variability of Fund returns and the potential rewards and risks of an investment in the Fund. The information also shows how the Fund's performance compares with the returns of a broad measure of market performance.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares of the Fund in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.


                                                                 PROSPECTUS | 55

Calendar Year Total Return as of 12/31
--------------------------------------------------------------------------------


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                2007(1)   14.83%


(1.) The Fund commenced operations on December 15, 2006. The Fund's year-to-date return on NAV for the period from 12/31/07 to 9/30/08 was -18.44%.

During the calendar year ended December 31, 2007, the Fund's highest and lowest calendar quarter returns were 9.21% and -1.40%, respectively, for the quarters ended 6/30/07 and 12/31/07. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Average Annual Total Returns for the                                      Since
Period Ended December 31, 2007                           1 year    inception(1)
--------------------------------------------------------------------------------

Returns Before Taxes                                     14.83%          13.96%
After Taxes on Distribution                              14.00%          13.17%
After Taxes on Distribution and Sale of Shares            9.64%          11.42%
Ocean Tomo 300(R) Patent Index                           18.91%          15.10%
Standard & Poor's 500(R) Index(2)                         5.49%           4.81%
--------------------------------------------------------------------------------

(1.) The inception date of the Fund was December 15, 2006.

(2.) The S&P 500(R) Index is generally considered representative of the U.S. large-cap stock market.


56 | CLAYMORE EXCHANGE-TRADED FUND TRUST

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
Shareholder Fees (paid directly by Authorized Participants)
--------------------------------------------------------------------------------
Sales charges (loads)                                                      None
--------------------------------------------------------------------------------
Standard creation/redemption transaction fee per order(1)                $1,500
--------------------------------------------------------------------------------
Maximum creation/redemption transaction fee per order (1)                $6,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Annual Fund Operating Expenses(2) (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
Management fees                                                            0.50%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees(3)                                     --%
--------------------------------------------------------------------------------
Other expenses                                                             1.36%
--------------------------------------------------------------------------------
Total annual Fund operating expenses                                       1.86%
--------------------------------------------------------------------------------
Expense waiver and reimbursements(4)                                       1.11%
--------------------------------------------------------------------------------
Net operating expenses                                                     0.75%
--------------------------------------------------------------------------------

(1) Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $1,500. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee may be charged. See the following discussion of "Creation Transaction Fees and Redemption Transaction Fees".

(2) Expressed as a percentage of average net assets.

(3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(4) The Fund's Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.60% of average net assets per year, at least until December 31, 2011. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into an Expense Reimbursement Agreement (the "Expense Agreement") in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap.


                                                                 PROSPECTUS | 57

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
One Year*         Three Years*         Five Years*         Ten Years*
--------------------------------------------------------------------------------
$77               $240                 $674                $1,887
--------------------------------------------------------------------------------

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $1,500 per transaction. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $1,500 per transaction (See "How to Buy and Sell Shares" later in this Prospectus). APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $11,074, $31,461, $85,812 and $237,346 if the Creation Unit is redeemed after one year, three years, five years and ten years, respectively.*

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

* The costs for the one-year and three-year examples reflect the Expense Cap that is in effect until December 31, 2011, as set forth in the footnotes to the fee table. The costs for the five-year and ten-year examples do not reflect the Expense Cap after such date.


58 | CLAYMORE EXCHANGE-TRADED FUND TRUST

Claymore/Ocean Tomo Growth Index ETF

Investment Objective

The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the Ocean Tomo 300(R) Patent Growth Index (the "Ocean Tomo Index" or "Index"). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.

Primary Investment Strategies

The Fund, using a low cost "passive" or "indexing" investment approach, seeks to replicate, before fees and expenses, the performance of the Ocean Tomo Index. The Index is comprised of approximately 60 securities selected, based on investment and other criteria, from a universe of U.S. listed companies. The universe of companies includes the 300 companies that comprise the Ocean Tomo 300(R) Patent Index without limit on market capitalization. The companies in the universe are selected using criteria as identified by Ocean Tomo, LLC ("Ocean Tomo" or the "Index Provider"). The Fund will at all times invest at least 90% of its total assets in common stock and American depositary receipts ("ADRs") that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another security in the Index, purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, or utilize various combinations of other available investment techniques, in seeking to accurately track the Index. In addition, from time to time securities are added to or removed from the Index. The Fund may sell securities that are represented in the Index or purchase securities that are not yet represented in the Index in anticipation of their removal from or addition to the Index.


                                                                 PROSPECTUS | 59

Index Methodology

The Ocean Tomo 300(R) Patent Growth Index selection process is designed to identify six companies in each of ten market capitalization deciles with the highest price-to-book ratio from the universe of companies that are members of the Ocean Tomo 300(R) Patent Index. The resulting 60 companies at the time of reconstitution form the Index. The Index is market capitalization weighted, with a maximum exposure to any individual security capped at 15%. Any excess weighting is distributed according to the appropriate pro rata share to the remaining securities within the Index that are below the 15% threshold. The Index is reconstituted annually after the close of business on the last day of October.

The Index constituent selection methodology was developed by Ocean Tomo as a quantitative approach to selecting securities in a diversified portfolio from a group of listed equities. The Index member selection model evaluates and selects securities on the basis of the value of their intellectual property, specifically their patent valuations, using Ocean Tomo's PatentRatings(R) software, from a universe of U.S. listed securities using a proprietary, 100% rules-based methodology developed by Ocean Tomo.

The Index constituent selection methodology utilizes multi-factor proprietary selection rules to identify those securities that offer the greatest potential from a risk/return perspective. The approach is specifically designed to enhance investment applications and investability.

Index Construction

1. Potential Index constituents include any of the 300 companies that comprise the Ocean Tomo 300(R) Patent Index, those companies with highest innovation ratio (patent value relative to book value).

2. These 300 companies are divided into 10 size deciles based on their market capitalization.

3. The 6 companies with the highest price-to-book ratio within each decile are then selected to constitute the Index.

4. The Index is market capitalization weighted, with the maximum exposure to any individual security capped at 15%.

5. Any excess weighting is distributed according to the appropriate pro rata share to the remaining securities within the Index below the 15% threshold.

6. The Index is reconstituted annually after the market close on the last business day in October.


60 | CLAYMORE EXCHANGE-TRADED FUND TRUST

Primary Investment Risks

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Patent Risk. The companies in which the Fund invests can be significantly affected by patent considerations, including the termination of their patent protection for their products. Certain of such companies' industries may be characterized by the existence of a large number of patents and frequent claims and related litigation regarding patent rights. Certain such companies may depend on rapidly identifying and seeking patent protection for their discoveries. The process of obtaining patent protection is expensive and time consuming. Furthermore, there can be no assurance that the steps taken by such companies to protect their proprietary rights will be adequate to prevent misappropriation of their proprietary rights or that competitors will not independently develop products that are substantially equivalent or superior to such companies' products.

Foreign Investment Risk. The Fund's investments in non-U.S. issuers, although limited to ADRs, may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less market liquidity, generally greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.


                                                                 PROSPECTUS | 61

Small and Medium-Sized Company Risk. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the Index.

Replication Management Risk. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Index.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.


Fund Performance

As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.

62 | CLAYMORE EXCHANGE-TRADED FUND TRUST

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


--------------------------------------------------------------------------------
Shareholder Fees (paid directly by Authorized Participants)
--------------------------------------------------------------------------------
Sales charges (loads)                                                      None
--------------------------------------------------------------------------------
Standard creation/redemption transaction fee per order(1)                $  500
--------------------------------------------------------------------------------
Maximum creation/redemption transaction fee per order(1)                 $2,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Annual Fund Operating Expenses(2) (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
Management fees                                                            0.50%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees(3)                                     --%
--------------------------------------------------------------------------------
Other expenses                                                             4.99%
--------------------------------------------------------------------------------
Total annual Fund operating expenses                                       5.49%
--------------------------------------------------------------------------------
Expense waiver and reimbursements(4)                                       3.96%
--------------------------------------------------------------------------------
Net operating expenses                                                     1.53%
--------------------------------------------------------------------------------


(1) Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $500. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee may be charged. See the following discussion of "Creation Transaction Fees and Redemption Transaction Fees".

(2) Expressed as a percentage of average net assets.

(3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.


(4) The Fund's Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.60% of average net assets per year, at least until December 31, 2011. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into an Expense Reimbursement Agreement (the "Expense Agreement") in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap.


                                                                 PROSPECTUS | 63

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
One Year*         Three Years*         Five Years*         Ten Years*
--------------------------------------------------------------------------------
$156              $483                 $1,694              $4,668
--------------------------------------------------------------------------------


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 per transaction. (See "How to Buy and Sell Shares" later in this Prospectus). APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $19,957, $60,919, $212,215 and $584,013 if the Creation Unit is redeemed after one year, three years, five years and ten years, respectively.*


If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.


* The costs for the one-year and three-year examples reflect the Expense Cap that is in effect until December 31, 2011, as set forth in the footnotes to the fee table. The costs for the five-year and ten-year examples do not reflect the Expense Cap after such date.


64 | CLAYMORE EXCHANGE-TRADED FUND TRUST

Claymore/Raymond James SB-1 Equity ETF

Investment Objective

The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the Raymond James SB-1 Equity Index (the "SB-1 Equity Index" or the "Index"). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.

Primary Investment Strategies


The Fund, using a "passive" or "indexing" investment approach, seeks to replicate, before fees and expenses, the performance of the SB-1 Equity Index. The SB-1 Equity Index is composed of all equity securities rated Strong Buy 1 ("SB-1") by Raymond James & Associates, Inc. ("Raymond James & Associates"), an affiliate of Raymond James Research Services, LLC ("Raymond James" or the "Index Provider"), as of each rebalance and reconstitution date. Index constituents include equity securities of all market capitalizations, as defined by the Index Provider, that trade on a U.S. securities exchange, including common stocks, American depositary receipts ("ADRs"), real-estate investment trusts ("REITs") and master limited partnerships ("MLPs"). The number of securities in the Index may vary depending on the number of equity securities rated SB-1 by Raymond James & Associates. The Index is currently expected to consist of between 100 and 200 securities and, as of November 30, 2008, the market capitalization range of Index constituents was $27 million to $163 billion. Under normal conditions, the Fund will invest at least 80% of its assets in equity securities. The Fund will at all times invest at least 80% of its total assets in securities that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.


The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the total return of the Index less any expenses or distributions. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another security in the Index, purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, or utilize various combinations of other available investment techniques, in seeking to accurately track the Index. In addition, from time to time securities are added to or removed from the Index. The Fund may sell securities that are

                                                                 PROSPECTUS | 65
represented in the Index or purchase securities that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

Index Methodology

The SB-1 Equity Index is composed of all equity securities rated SB-1 by Raymond James & Associates as of each rebalance and reconstitution date, with the relative weighting of each constituent determined according to a modified equal-weighting methodology, as described below. The number of securities rated SB-1 may be modified on any day as a result of upgrades and/or downgrades of securities' ratings by Raymond James & Associates analysts; however, the Index will be reconstituted and rebalanced twice per calendar month.

There are currently four rating categories used by Raymond James & Associates analysts, with SB-1 being the highest rating. A rating of SB-1 indicates generally that the Raymond James & Associates analyst assigning the rating expects the stock to achieve total return targets over the next six months and to outperform the S&P 500 over that period. In the case of certain higher-yielding or more conservative equities, a rating of SB-1 indicates that the Raymond James & Associates analyst assigning the rating expects such equities to achieve total return targets over the next 12 months. The ratings assigned by Raymond James & Associates analysts represent such analysts' judgments given available public facts and information and are not intended as guarantees of investment performance of rated securities or of the Index.


Raymond James & Associates Equity Research Department currently includes more than 45 equity analysts and publishes research on approximately 700 companies. Securities rated by Raymond James & Associates analysts include equity securities of U.S. issuers and U.S. dollar-denominated equity securities of foreign issuers, in each case that are traded on U.S. securities exchanges. As of November 30, 2008, 137 securities received a rating of SB-1 from Raymond James & Associates analysts. The number of securities rated SB-1 may be modified on any day as a result of upgrades and/or downgrades of securities' ratings by Raymond James & Associates analysts.


Index Construction

1. Index constituents will include all securities rated SB-1 by a Raymond James & Associates analyst as defined above.

2. The Index will seek to include each SB-1 rated security in equal dollar-weighted percentages relative to the total value of the entire Index of SB-1 rated securities ("Equal Portfolio Weight"). Using the following method, in instances in which there is comparatively little trading volume in a SB-1 rated security, the Index will limit its weighting in that constituent. Upon initial selection and on each rebalancing and reconstitution day, the Index will calculate for each SB-1 rated security the average product of the closing price multiplied by the trading volume for such stock for the 60 trading days prior to the rebalancing and reconstitution day to provide the "Average Price-Volume Amount." For any Index constituent that the Average Price-Volume Amount is less than $1,000,000 per day, that security's weight will be reduced to a proportion of the Equal Portfolio Weight equal to the ratio of its Average Price-Volume Amount over $1,000,000 (the "Liquidity Cap"). To the extent that the Index's weighting in a security is

66 | CLAYMORE EXCHANGE-TRADED FUND TRUST limited as a result of the Liquidity Cap, the difference between the equal weight position and the capped position will be reallocated equally among all other Index constituents.

3. At each Index rebalancing and reconstitution, all Index constituents that are no longer rated SB-1 on the date of the rebalancing and reconstitution will be removed from the Index and all securities rated SB-1 on the date of the rebalancing and reconstitution that are not currently part of the Index will be added.

4. In the event a constituent is downgraded by Raymond James & Associates and is no longer rated SB-1 subsequent to adding the security as an Index constituent, such constituent will remain a part of the Index until the next rebalancing and reconstitution date following such downgrade. In the event a security is upgraded by Raymond James & Associates to a rating of SB-1 between rebalancing and reconstitution dates, the constituent will be added to the Index at the next rebalance and reconstitution date.

5.    The Index will be rebalanced and reconstituted twice per calendar month.

Primary Investment Risks

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Foreign Investment Risk. The Fund's investments in non-U.S. issuers, although limited to ADRs, may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In

                                                                 PROSPECTUS | 67
addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Investing in foreign countries, particularly emerging market countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. Countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Small and Medium-Sized Company Risk. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

Micro-Cap Company Risk. Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro-cap company.

Sector Concentration Risk. At any given time, the Fund may invest a substantial portion of its assets in the securities of issuers in any single sector of the economy and may invest up to 25% of its total assets in securities of issuers in one particular industry, and may invest more than 25% of its total assets in securities of issuers in one particular industry in the event that the composition of the issuers of securities rated SB-1 on a rebalancing day results in such an industry concentration in the Index. If the Fund's investments are focused in a specific industry or sector, the Fund will be subject to more risks, including those risks associated with investment in such industry or sector, than if it were broadly diversified over numerous industries and sectors of the economy.

REIT Risk. Investments in securities of real estate companies involve risks. These risks include, among others, adverse changes in national, state or local real estate conditions; obsolescence of properties; changes in the availability, cost and terms of mortgage funds;

68 | CLAYMORE EXCHANGE-TRADED FUND TRUST and the impact of changes in environmental laws. In addition, a REIT that fails to comply with federal tax requirements affecting REITs may be subject to federal income taxation, or the federal tax requirement that a REIT distribute substantially all of its net income to its shareholders may result in a REIT having insufficient capital for future expenditures. The value of a REIT can depend on the structure of and cash flow generated by the REIT. In addition, like mutual funds, REITs have expenses, including advisory and administration fees, that are paid their shareholders. As a result, you will absorb duplicate levels of fees when the Fund invests in REITs. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing return to the Fund on its investment in such company.

MLP Risk. Investments in securities of MLPs involve risks that differ from an investment in common stock. Holders of the units of MLPs have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of MLPs. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a MLP, including a conflict arising as a result of incentive distribution payments.

Risks Relating To Raymond James & Associates Equity Securities Ratings. The Fund will seek to construct and maintain a portfolio consisting of the equity securities rated SB-1 by Raymond James & Associates analysts. Changes in the ratings methodologies or in the scope of equity research by Raymond James & Associates may have an adverse effect on the ability of the Fund to pursue its investment strategy.

o There are currently four rating categories used by Raymond James & Associates analysts, with SB-1 being the highest rating. There is no assurance that Raymond James & Associates will continue to use a rating system substantially similar to that currently used by it, or that its highest rating of equity securities will continue to be referenced as"Strong Buy 1."

o There are no assurances that Raymond James & Associates will continue to provide equity research to the degree currently provided by it, or that it will continue to provide research services at all. Raymond James & Associates may decrease (i) the number of equity analysts that it employs;
      (ii) the number of covered industries, or (iii) the number of covered issuers within an industry.

o In the event that an analyst leaves Raymond James & Associates, all securities covered by that analyst are placed "under review." Any such securities included in the Index would be removed during the next rebalancing period, despite the fact that expectations regarding such security's performance may be unchanged. Following such review, another Raymond James & Associates analyst could subsequently rate such security SB-1; in which event such security would be included in the Index during the next rebalancing period, which would increase portfolio turnover.

o Raymond James & Associates may have published, and in the future may publish, research reports on one or more of the issuers of equity securities rated SB-1. This research is modified from time to time without notice and may express opinions or provide recommendations that are inconsistent with purchasing or holding such equity securities, notwithstanding the maintenance by Raymond James & Associates of an SB-1 rating on such securities.

                                                                 PROSPECTUS | 69

o Activities by Raymond James & Associates in other areas of its business, such as underwriting and advisory engagements, may prevent the equity analysts from publishing or updating research on the companies that are the subject of such engagements. Management, legal or compliance personnel of Raymond James & Associates may determine to suspend or restrict research coverage on certain companies from time to time or at any time. The Fund would continue to hold securities that are and continue to be rated SB-1 during the period of such research restrictions, notwithstanding that such securities could be downgraded upon the termination of such restrictions and the publication of current research reports.

o Federal and state securities laws and rules and regulations of the SEC and of other regulatory agencies may prevent an analyst from timely communicating to investors a change in sentiment pertaining to a covered security.


Portfolio Turnover Risk. The Fund may engage in active and frequent trading of its portfolio securities in connection with the rebalancing of the Index, and therefore the Fund's investments, every two weeks. For example, the Predecessor Fund, as defined below (which rebalanced its portfolio approximately every two weeks), had a portfolio turnover rate of 142% for its fiscal year ended August 31, 2008. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund's shareholders, the Fund will seek to utilize the creation and redemption in kind mechanism to minimize capital gains to the extent possible.


Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index. Since the Index constituents may vary twice per calendar month, the Fund's costs associated with rebalancing may be greater than those incurred by other exchange-traded funds that track indices whose composition changes less frequently.


The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the Index.

Replication Management Risk. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Index.


Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

70 | CLAYMORE EXCHANGE-TRADED FUND TRUST

Fund Performance


On September 3, 2008, the Fund acquired the assets and adopted the financial and performance history of the Claymore/Raymond James SB-1 Equity Fund (the "Predecessor Fund"). Therefore, the returns provided below relate exclusively to the Predecessor Fund. The investment goals, strategies and policies of the Fund are substantially similar to those of the Predecessor Fund.


The performance information provided for the Fund for the period prior to September 3, 2008, is based upon the NAV performance history (not market price) of the Predecessor Fund and reflects the operating expenses of the Predecessor Fund. The chart and table below illustrate annual calendar year returns for the calendar year ended December 31, 2007 as well as average annual Fund and Index returns for the one-year and since inception periods ended December 31, 2007. This information is intended to help you assess the variability of Fund returns and the potential rewards and risks of an investment in the Fund. The information also shows how the Fund's performance compares with the returns of a broad measure of market performance.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares of the Fund in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Calendar Year Total Return as of 12/31
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                2007(1)    6.29%


(1.) The Predecessor Fund commenced operations on May 19, 2006. The Fund's year-to-date return on NAV for the period from 12/31/07 to 8/31/08 was -10.54%.


During the calendar year ended December 31, 2007, the Fund's highest and lowest calendar quarter returns were 8.00% and -2.92%, respectively, for the quarters ended 6/30/07 and 12/31/07. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

                                                                 PROSPECTUS | 71

Average Annual Total Returns for the                                      Since
Period Ended December 31, 2007                            1 year   inception(1)
--------------------------------------------------------------------------------

Returns Before Taxes                                       6.29%          7.27%
After Taxes on Distribution                                3.41%          5.33%
After Taxes on Distribution and Sale of Shares             4.42%          5.17%
Standard & Poor's 500(R) Index(2)                          5.49%         11.62%
S&P 400 Mid-Cap Index(3)                                   7.93%          8.83%
--------------------------------------------------------------------------------


(1.) The inception date of the Predecessor Fund was May 19, 2006.

(2.) The S&P 500(R) Index is generally considered representative of the U.S. large-cap stock market.

(3.) The S&P 400 MidCap Index is a market-capitalization weighted index designed to represent U.S. companies of $1.5 billion to $5 billion capitalization range and is a widely-used measure of mid-size company U.S. stock market performance.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing Shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.


--------------------------------------------------------------------------------
Shareholder Fees (paid directly by Authorized Participants)
--------------------------------------------------------------------------------
Sales charges (loads)                                                      None
--------------------------------------------------------------------------------
Standard creation/redemption transaction fee per order(1)                $1,000
--------------------------------------------------------------------------------
Maximum creation/redemption transaction fee per order(1)                 $4,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Annual Fund Operating Expenses(2) (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
Management Fees(3)                                                         0.75%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees(4)                                   0.00%
--------------------------------------------------------------------------------
Other expenses(5)                                                          0.00%
--------------------------------------------------------------------------------
Total annual Fund operating expenses                                       0.75%
--------------------------------------------------------------------------------


(1.) Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $1,000. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee may be charged. See the following discussion of "Creation Transaction Fees and Redemption Transaction Fees."

(2.) Expressed as a percentage of average net assets.


(3.) The management fee of the Predecessor Fund was 0.85% of average daily managed assets for the Predecessor Fund's fiscal year ended August 31, 2008.


(4.) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5.) The Trust's Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

72 | CLAYMORE EXCHANGE-TRADED FUND TRUST

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
One Year            Three Years            Five Years            Ten Years
--------------------------------------------------------------------------------
$77                 $240                   $417                  $930
--------------------------------------------------------------------------------


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $1,000 per transaction. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $1,000 per transaction. See "How to Buy and Sell Shares" later in this Prospectus). APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $10,574, $30,961, $53,117 and $117,291 if the Creation Unit is redeemed after one year, three years, five years and 10 years, respectively.


If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

                                                                 PROSPECTUS | 73

Secondary Investment Strategies


As a primary investment strategy, each Fund will at all times invest at least 90% (80% with respect to the Claymore/Raymond James SB-1 Equity ETF) of its total assets in component securities that comprise its respective Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. As secondary investment strategies, the Funds may invest their remaining assets in money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments, convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular stock or stock index) and in swaps, options and futures contracts. Swaps, options and futures contracts (and convertible securities and structured notes) may be used by a Fund in seeking performance that corresponds to its respective Index, and in managing cash flows. The Funds will not invest in money market instruments as part of a temporary defensive strategy to protect against potential stock market declines. The Investment Adviser anticipates that it may take approximately three business days (i.e., each day the NYSE Arca is open) for additions and deletions to each Fund's Index to be reflected in the portfolio composition of the Fund.


Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

The Funds may lend their portfolio securities to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. In connection with such loans, the Fund receives liquid collateral equal to at least 102% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis.

The policies described herein constitute non-fundamental policies that may be changed by the Board of Trustees without shareholder approval. Certain other fundamental policies of the Fund are set forth in the Statement of Additional Information under "Investment Restrictions."

Additional Risk Considerations

In addition to the risks described previously, there are certain other risks related to investing in the Funds.


Trading Issues. Trading in Shares on the NYSE Arca may be halted due to market conditions or for reasons that, in the view of the NYSE Arca, make trading in Shares inadvisable. In addition, trading in Shares on the NYSE Arca is subject to trading halts caused by extraordinary market volatility pursuant to the NYSE Arca "circuit breaker" rules. There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of the Funds will continue to be met or will remain unchanged.

Fluctuation of Net Asset Value. The NAV of a Fund's Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the NYSE Arca. The Investment Adviser cannot predict whether the Shares will trade below, at or above their NAV. Price differences may be due, in large


74 | CLAYMORE EXCHANGE-TRADED FUND TRUST part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of the Index trading individually or in the aggregate at any point in time.

However, given that the Shares can be purchased and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes premiums to, their NAV), the Investment Adviser believes that large discounts or premiums to the NAV of the Shares should not be sustained.

Securities Lending. Although a Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

Leverage. To the extent that a Fund borrows money, it may be leveraged. Leveraging generally exaggerates the effect on NAV of any increase or decrease in the market value of the Fund's portfolio securities.

These risks are described further in the Statement of Additional Information.

Investment Advisory Services

Investment Adviser


Claymore Advisors, LLC, a wholly-owned subsidiary of Claymore Group Inc., acts as each Fund's investment adviser pursuant to an advisory agreement with the Fund (the "Advisory Agreement"). The Investment Adviser is a Delaware limited liability company with its principal offices located at 2455 Corporate West Drive, Lisle, Illinois 60532. As of September 30, 2008, Claymore entities have provided supervisory, management, servicing or distribution services on approximately $13.8 billion in assets. Claymore currently offers exchange-traded funds, unit investment trusts and closed-end funds. Pursuant to the Advisory Agreement, the Investment Adviser manages the investment and reinvestment of each Fund's assets and administers the affairs of each Fund to the extent requested by the Board of Trustees. The Investment Adviser also acts as investment adviser to closed-end and open-end management investment companies.

Pursuant to the Advisory Agreement, each Fund (except for the Claymore/Raymond James SB-1 Equity ETF, as set forth below) pays the Investment Adviser an advisory fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.50% of each Fund's average daily net assets. The Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of each Fund's business) from exceeding 0.60% of average net assets per year, at least until December 31, 2011. The offering costs excluded from the 0.60% Expense Cap are: (a) legal fees pertaining to each Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into the Expense Agreement, in which the Investment Adviser has agreed to


                                                                 PROSPECTUS | 75
waive its management fees and/or pay certain operating expenses of each Fund in order to maintain the expense ratio of each Fund at or below 0.60% (excluding the expenses set forth above). For a period of five years subsequent to each Fund's commencement of operations, the Investment Adviser may recover from each Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap.

In addition to advisory fees, each Fund (except for the Claymore/Raymond James SB-1 Equity ETF, as set forth below) pays all other costs and expenses of its operations, including service fees, distribution fees, custodian fees, legal and independent registered public accounting firm fees, the costs of reports and proxies to shareholders, compensation of Trustees (other than those who are affiliated persons of the Investment Adviser) and all other ordinary business expenses not specifically assumed by the Investment Adviser.

Pursuant to the Advisory Agreement, the Claymore/Raymond James SB-1 Equity ETF pays the Investment Adviser a unitary management fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.75% of the Fund's average daily net assets.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Claymore/Raymond James SB-1 Equity ETF, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for the fee payments under the Investment Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

The Adviser's unitary management fee is designed to pay the Claymore/Raymond James SB-1 Equity ETF expenses and to compensate the Adviser for providing services for the Fund.


Approval of Advisory Agreement


A discussion regarding the basis for the Board of Trustees' approval of the Advisory Agreement is available in each Fund's semi-annual report to shareholders dated August 31, 2008, except with respect to the Claymore/Raymond James SB-1 Equity ETF, for which the discussion will be available in the Fund's semi-annual report to shareholders to be dated February 28, 2009.


Portfolio Management


The portfolio manager who is currently responsible for the day-to-day management of each Fund's portfolio is Chuck Craig, CFA. Mr. Craig has managed each Fund's portfolio since its inception. Mr. Craig is a Managing Director, Portfolio Management and Supervision, of the Investment Adviser and Claymore Securities, Inc. and joined Claymore Securities, Inc. in May of 2003. Mr. Craig received a M.S. in Financial Markets from the Center for Law and Financial Markets at the Illinois Institute of Technology. He also earned a B.S. in Finance from Northern Illinois University.


The Statement of Additional Information provides additional information about the portfolio manager's compensation structure, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the Funds he manages.

76 | CLAYMORE EXCHANGE-TRADED FUND TRUST

Purchase and Redemption of Shares

General


The Shares are issued or redeemed by the Funds at net asset value per Share only in Creation Unit size. See "Creations, Redemptions and Transaction Fees."

Most investors will buy and sell Shares of the Funds in secondary market transactions through brokers. Shares of the Funds are listed and traded on the secondary market on the NYSE Arca. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller "odd lots," at no per-share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Funds trade on the NYSE Arca at prices that may differ to varying degrees from the daily NAV of the Shares. Given that each Fund's Shares can be issued and redeemed in Creation Units, the Investment Adviser believes that large discounts and premiums to NAV should not be sustained for long. The Funds trade under the NYSE Arca symbols set forth in the chart below.

--------------------------------------------------------------------------------
Name Of Fund                                            NYSE Arca Ticker Symbol
--------------------------------------------------------------------------------
Claymore/Clear Spin-Off ETF                                       CSD
--------------------------------------------------------------------------------
Claymore/Sabrient Insider ETF                                     NFO
--------------------------------------------------------------------------------
Claymore/Sabrient Stealth ETF                                     STH
--------------------------------------------------------------------------------
Claymore/Sabrient Defensive Equity Index ETF                      DEF
--------------------------------------------------------------------------------
Claymore/Zacks Sector Rotation ETF                                XRO
--------------------------------------------------------------------------------
Claymore/Zacks Multi-Asset Income Index ETF                       CVY
--------------------------------------------------------------------------------
Claymore/Ocean Tomo Patent ETF                                    OTP
--------------------------------------------------------------------------------
Claymore/Ocean Tomo Growth Index ETF                              OTR
--------------------------------------------------------------------------------
Claymore/Raymond James SB-1 Equity ETF                            RYJ
--------------------------------------------------------------------------------


Share prices are reported in dollars and cents per Share.

Investors may acquire Shares directly from the Funds, and shareholders may tender their Shares for redemption directly to the Funds, only in Creation Units of 50,000 Shares, as discussed in the "Creations, Redemptions and Transaction Fees" section, which follows.

                                                                 PROSPECTUS | 77

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you may hold in book entry or "street name" form.

How to Buy and Sell Shares

Pricing Fund Shares


The trading price of each Fund's shares on the NYSE Arca may differ from the Fund's daily net asset value and can be affected by market forces of supply and demand, economic conditions and other factors.

The NYSE Arca disseminates the approximate value of Shares of the Funds every fifteen seconds. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Funds because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and the Funds do not make any warranty as to its accuracy.

The net asset value per Share for each Fund is determined once daily as of the close of the NYSE Arca, usually 4:00 p.m. Eastern time, each day the NYSE Arca is open for trading. NAV per Share is determined by dividing the value of the Fund's portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of shares outstanding.

Equity securities are valued at the last reported sale price on the principal exchange or on the principal OTC market on which such securities are traded, as of the close of regular trading on the NYSE Arca on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Short-term securities for which market quotations are not readily available are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, including restricted securities, are valued by a method that the Trustees believe accurately reflects fair value. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security's value or meaningful portion of a Fund's portfolio is believed to have been materially


78 | CLAYMORE EXCHANGE-TRADED FUND TRUST affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE Arca. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.


Creation Units

Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Funds must have entered into an authorized participant agreement with the distributor and the transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to purchase and redemption of Creation Units. For more detailed information, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

How to Buy Shares


In order to purchase Creation Units of a Fund, an investor must generally deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the stocks included in the Index (the "Deposit Securities") and generally make a small cash payment referred to as the "Cash Component." For those Authorized Participants that are not eligible for trading a Deposit Security, custom orders are available. The list of the names and the numbers of shares of the Deposit Securities is made available by the Funds' custodian through the facilities of the National Securities Clearing Corporation, commonly referred to as NSCC, immediately prior to the opening of business each day of the NYSE Arca. The Cash Component represents the difference between the net asset value of a Creation Unit and the market value of the Deposit Securities. In the case of custom orders, cash-in-lieu may be added to the Cash Component to replace any Deposit Securities that the Authorized Participant may not be eligible to trade.

Orders must be placed in proper form by or through either (i) a "Participating Party" i.e., a broker-dealer or other participant in the Clearing Process of the Continuous Net Settlement System of the NSCC (the "Clearing Process") or (ii) a participant of The Depository Trust Company ("DTC Participant") that has entered into an agreement with the Trust, the distributor and the transfer agent, with respect to purchases and redemptions of Creation Units (collectively, "Authorized Participant" or "AP"). All standard orders must be placed for one or more whole Creation Units of Shares of each Fund and must be received by the distributor in proper form no later than the close of regular trading on the NYSE Arca (ordinarily 4:00 p.m. Eastern time) ("Closing Time") in order to receive that day's closing NAV per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the distributor no later than one hour prior to Closing Time in order to receive that day's closing NAV per Share. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery


                                                                 PROSPECTUS | 79
or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or any other relevant reason. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.


A fixed creation transaction fee of $500 per transaction (assuming 100 or fewer stocks in each Creation Unit; Creation Units that have 101-200 stocks are subject to a fee of $1,000 and Creation Units that have more than 200 stocks are subject to a fee of $1,500) (the "Creation Transaction Fee") is applicable to each transaction regardless of the number of Creation Units purchased in the transaction. A variable charge of up to four times the Creation Transaction Fee may be imposed with respect to transactions effected outside of the Clearing Process (through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information. The price for each Creation Unit will equal the daily NAV per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.


Shares of each Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. Any such transaction effected must be effected outside the Clearing Process. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

Legal Restrictions on Transactions in Certain Stocks

An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the purchase of a Creation Unit may, at a Fund's discretion, be permitted to deposit an equivalent amount of cash in substitution for any stock which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

Redemption of Shares


Shares may be redeemed only in Creation Units at their NAV and only on a day the NYSE Arca is open for business. The Funds' custodian makes available immediately prior to the opening of business each day of the NYSE Arca, through the facilities of the NSCC, the list of the names and the numbers of shares of the Funds' portfolio securities that will be applicable that day to redemption requests in proper form ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to purchases of Creation Units. Unless cash redemptions are available or specified for the Funds, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the NAV of Shares being redeemed as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less the applicable redemption fee and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the NAV of Shares being redeemed, a compensating cash payment to the Trust equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes will be required to be arranged for by or on behalf of the redeeming shareholder. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.


80 | CLAYMORE EXCHANGE-TRADED FUND TRUST

An order to redeem Creation Units of the Fund may only be effected by or through an Authorized Participant. An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the Closing Time in order to receive that day's closing NAV per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the transfer agent no later than 3:00 p.m. Eastern time.

A fixed redemption transaction fee of $500 per transaction (assuming 100 or fewer stocks in each Creation Unit; Creation Units that have 100-200 stocks are subject to a fee of $1,000 and Creation Units that have more than 200 stocks are subject to a fee of $1,500) (the "Redemption Transaction Fee") is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. A variable charge of up to four times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by the Trust with respect to redemptions effected outside of the Clearing Process or to the extent that redemptions are for cash. The Funds reserve the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities, however, a Fund may, in its discretion, reject any such request. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.


Distributions

Dividends and Capital Gains. Fund shareholders are entitled to their share of a Fund's income and net realized gains on its investments. Each Fund pays out substantially all of its net earnings to its shareholders as "distributions."


Each Fund typically earns income dividends from stocks and may also earn interest from debt securities. These amounts, net of expenses, are passed along to Fund shareholders as "income dividend distributions." Each Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as "capital gain distributions."

Income dividends, if any, are distributed to shareholders annually, except for the Claymore/Zacks Multi-Asset Income Index ETF, which distributes quarterly. Net capital gains are distributed at least annually. Dividends may be declared and paid more frequently to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended. In addition, the Claymore/Zacks Multi-Asset Income Index ETF intends to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities as if the Fund owned the underlying investment securities for the entire dividend period. Some portion of each distribution may result in a return of capital. Fund shareholders will be notified regarding the portion of the distribution that represents a return of capital.


Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through which the Shares were purchased makes such option available.

Distribution Plan And Service Plan

The Board of Trustees of the Trust has adopted a distribution and services plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the

                                                                 PROSPECTUS | 81
provision of ongoing services to shareholders of each class and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year.

No 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of a Fund's assets on an ongoing basis, these fees will increase the cost of your investment in the Fund. By purchasing shares subject to distribution fees and service fees, you may pay more over time than you would by purchasing shares with other types of sales charge arrangements. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the Financial Industry Regulatory Authority ("FINRA"). The net income attributable to the Shares will be reduced by the amount of distribution fees and service fees and other expenses of the Funds.

Frequent Purchases and Redemptions

The Funds impose no restrictions on the frequency of purchases and redemptions. The Board of Trustees evaluated the risks of market timing activities by the Funds' shareholders when they considered that no restriction or policy was necessary. The Board considered that, unlike traditional mutual funds, each Fund issues and redeems its shares at NAV for a basket of securities intended to mirror the Fund's portfolio, plus a small amount of cash, and a Fund's Shares may be purchased and sold on the exchange at prevailing market prices. Given this structure, the Board determined that it is unlikely that (a) market timing would be attempted by each Fund's shareholders or (b) any attempts to market time a Fund by its shareholders would result in negative impact to the Fund or its shareholders.

Fund Service Providers

Claymore Advisors, LLC is the administrator of the Funds.


The Bank of New York Mellon ("BNY Mellon") is the custodian and fund accounting and transfer agent for the Funds.

Clifford Chance US LLP serves as legal counsel to the Funds.


Ernst & Young LLP serves as the Fund's independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

82 | CLAYMORE EXCHANGE-TRADED FUND TRUST

Index Providers


Clear Indexes LLC ("Clear") is the Index Provider for the Claymore/Clear Spin-Off ETF. Clear is not affiliated with the Trust, the Investment Adviser or the distributor. The Investment Adviser has entered into a license agreement with Clear to use the Index. The Fund is entitled to use the Index pursuant to a sub-licensing arrangement with the Investment Adviser.

Sabrient Systems LLC ("Sabrient") is the Index Provider for the
Claymore/Sabrient Insider ETF, the Claymore/Sabrient Stealth ETF and the Claymore/Sabrient Defensive Equity Index ETF. Sabrient is not affiliated with the Trust, the Investment Adviser or the distributor. The Investment Adviser has entered into a license agreement with Sabrient to use each Fund's respective Index. Each Fund is entitled to use its respective Index pursuant to a sub-licensing arrangement with the Investment Adviser.

Zacks Investment Research, Inc. ("Zacks") is the Index Provider for the Claymore/Zacks Sector Rotation ETF and the Claymore/Zacks Multi-Asset Income Index ETF. Zacks is not affiliated with the Trust, the Investment Adviser or the distributor. The Investment Adviser has entered into a license agreement with Zacks to use each Fund's respective Index. Each Fund is entitled to use its respective Index pursuant to a sub-licensing arrangement with the Investment Adviser.

Ocean Tomo, LLC ("Ocean Tomo") is the Index Provider for the Claymore/Ocean Tomo Patent ETF and the Claymore/Ocean Tomo Growth Index ETF. Ocean Tomo is not affiliated with the Trust, the Investment Adviser or the distributor. The Investment Adviser has entered into a license agreement with Ocean Tomo to use each Fund's Index. Each Fund is entitled to use its relevant Index pursuant to a sub-licensing arrangement with the Investment Adviser.

Raymond James Research Services, LLC ("Raymond James") is the Index Provider for the Claymore/Raymond James SB-1 Equity ETF. Raymond James is not affiliated with the Trust, the Investment Adviser or the distributor. The Investment Adviser has entered into a license agreement with Raymond James to use the Index. The Fund is entitled to use the Index pursuant to a sub-licensing arrangement with the Investment Adviser.


Disclaimers

The "Clear Spin-off Index" is a trademark of Clear and has been licensed for use for certain purposes by the Investment Adviser. The Fund is not sponsored, endorsed, sold or promoted by Clear and Clear makes no representation regarding the advisability of investing in Shares of the Fund.

The "Sabrient Insider Sentiment Index", "Sabrient Stealth Index" and "Sabrient Defensive Equity Index" are trademarks of Sabrient and have been licensed for use for certain purposes by the Investment Adviser. The Funds are not sponsored, endorsed, sold or promoted by Sabrient and Sabrient makes no representation regarding the advisability of investing in Shares of the Funds.


The "Zacks Sector Rotation Index" and "Zacks Multi-Asset Income Index" are trademarks of Zacks and have been licensed for use for certain purposes by the Investment Adviser. The Funds are not sponsored, endorsed, sold or promoted by Zacks and Zacks makes no representation regarding the advisability of investing in Shares of the Funds.


                                                                 PROSPECTUS | 83

The "Ocean Tomo 300(R) Patent Index" and the "Ocean Tomo 300(R) Patent Growth Index" are trademarks of Ocean Tomo and have been licensed for use for certain purposes by the Investment Adviser. The Funds are not sponsored, endorsed, sold or promoted by Ocean Tomo and Ocean Tomo makes no representation regarding the advisability of investing in Shares of the Funds.

The "Raymond James SB-1 Equity Index" is a trademark of Raymond James and has been licensed for use for certain purposes by the Investment Adviser. The Fund is not sponsored, endorsed, sold or promoted by Raymond James and Raymond James makes no representation regarding the advisability of investing in Shares of the Fund.


The Claymore/Clear Spin-Off ETF and its Shares are not sponsored, endorsed, sold or promoted by Clear. Clear makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of any data supplied by Clear to track general stock market performance. Clear's only relationship to the Investment Adviser is the licensing of certain trademarks and trade names of Clear and of the data supplied by Clear, which is determined, composed and calculated by Clear without regard to the Fund or its Shares. Clear has no obligation to take the needs of the Investment Adviser or the shareholders of the Fund into consideration in determining, composing or calculating the data supplied by Clear. Clear is not responsible for and has not participated in the determination of the prices of the Shares of the Fund or the timing of the issuance or sale of such Shares. Clear has no obligation or liability in connection with the administration, marketing or trading of the Fund or its Shares.


The Claymore/Sabrient Insider ETF, the Claymore/Sabrient Stealth ETF and the Claymore/Sabrient Defensive Equity Index ETF and their Shares are not sponsored, endorsed, sold or promoted by Sabrient. Sabrient makes no representation or warranty, express or implied, to the shareholders of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of any data supplied by Sabrient to track general stock market performance. Sabrient's only relationship to the Investment Adviser is the licensing of certain trademarks and trade names of Sabrient and of the data supplied by Sabrient, which is determined, composed and calculated by Sabrient without regard to the Funds or their Shares. Sabrient has no obligation to take the needs of the Investment Adviser or the shareholders of the Funds into consideration in determining, composing or calculating the data supplied by Sabrient. Sabrient is not responsible for and has not participated in the determination of the prices of the Shares of the Funds or the timing of the issuance or sale of such Shares. Sabrient has no obligation or liability in connection with the administration, marketing or trading of the Funds or their Shares.

The Claymore/Zacks Sector Rotation ETF and Claymore/Zacks Multi-Asset Income Index ETF and their Shares are not sponsored, endorsed, sold or promoted by Zacks. Zacks makes no representation or warranty, express or implied, to the shareholders of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of any data supplied by Zacks to track general stock market performance. Zacks' only relationship to the Investment Adviser is the licensing of certain trademarks and trade names of Zacks and of the data supplied by Zacks, which is determined, composed and calculated by Zacks without regard to the Funds or their Shares. Zacks has no obligation to take the needs of the Investment Adviser or the shareholders of the Funds into consideration in determining, composing or calculating the


84 | CLAYMORE EXCHANGE-TRADED FUND TRUST data supplied by Zacks. Zacks is not responsible for and has not participated in the determination of the prices of the Shares of the Funds or the timing of the issuance or sale of such Shares. Zacks has no obligation or liability in connection with the administration, marketing or trading of the Funds or their Shares.

The Claymore/Ocean Tomo Patent ETF and Claymore/Ocean Tomo Growth Index ETF are not sponsored, endorsed, sold or promoted by Ocean Tomo, LLC or its parent or affiliates (collectively "Ocean Tomo"). Ocean Tomo has not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Funds. Ocean Tomo make no representation or warranty, express or implied to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly, or the ability of the Ocean Tomo 300(R) Patent Index or the Ocean Tomo 300(R) Patent Growth Index (the "Indices") to track general stock market performance. Ocean Tomo's only relationship to the Investment Adviser is in the licensing of certain trademarks and the use of the Indices which are determined, composed and calculated by Ocean Tomo without regard to the Investment Adviser or the Funds. Ocean Tomo has no obligation to take the needs of the Investment Adviser or the owners of the Funds into consideration in determining, composing or calculating the Indices. Ocean Tomo is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by which the Funds are to be converted into cash. Ocean Tomo has no liability in connection with the administration, marketing or trading of the Funds.

Ocean Tomo does not guarantee the accuracy and/or uninterrupted calculation of the Indices or any data included therein. Ocean Tomo makes no warranty, express or implied, as to results to be obtained by the Investment Adviser, owners of the Funds, or any other person or entity from the use of the Indices or any data included therein. Ocean Tomo makes no express or implied warranties, and expressly disclaims all warranties or merchantability or fitness for a particular purpose or use with respect to the Indices or any data included therein. Without limiting any of the foregoing, in no event shall Ocean Tomo have any liability for any lost profits or special, incidental, punitive, indirect, or consequential damages, even if notified of the possibility of such damages.

The Claymore/Raymond James SB-1 Equity ETF and its Shares are not sponsored, endorsed, sold or promoted by Raymond James. Raymond James makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of any data supplied by Raymond James to track general stock market performance. Raymond James' only relationship to the Investment Adviser is the licensing of certain trademarks and trade names of Raymond James and of the data supplied by Raymond James, which is determined, composed and calculated by Raymond James without regard to the Fund or its Shares. Raymond James has no obligation to take the needs of the Investment Adviser or the shareholders of the Fund into consideration in determining, composing or calculating the data supplied by Raymond James. Raymond James is not responsible for and has not participated in the determination of the price of the Shares of the Fund or the timing of the issuance or sale of such Shares. Raymond James has no obligation or liability in connection with the administration, marketing or trading of the Fund or its Shares.

The Investment Adviser does not guarantee the accuracy and/or the completeness of any Indexes or any data included therein, and the Investment Adviser shall have no liability for


                                                                 PROSPECTUS | 85
any errors, omissions or interruptions therein. The Investment Adviser makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of any Index or any data included therein. The Investment Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to any Index or any data included therein. Without limiting any of the foregoing, in no event shall the Investment Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of any Index even if notified of the possibility of such damages.

Federal Income Taxation

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

o     Your Fund makes distributions,


o     You sell your Shares listed on the NYSE Arca, and


o     You purchase or redeem Creation Units.

Taxes on Distributions


Dividends from net investment income or, income dividends, if any, are distributed to shareholders annually, except for the Claymore/Zacks Multi-Asset Income Index ETF, which distributes quarterly. Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund. Dividends paid out of a Fund's income and net short-term gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

Long-term capital gains of non-corporate taxpayers are generally taxed at a maximum rate of 15% for taxable years beginning before January 1, 2011. In addition, for these taxable years some ordinary dividends declared and paid by a Fund to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder. Without future Congressional action, the maximum rate of long-term capital gain will return to 20% in 2011, and all dividends will be taxed at ordinary income rates.


Distributions in excess of a Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce a Fund's net asset value per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

86 | CLAYMORE EXCHANGE-TRADED FUND TRUST

If you are not a citizen or permanent resident of the United States, each Fund's income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business carried on through a permanent establishment in the United States. For taxable years of the Funds beginning before January 1, 2010, the Funds may, under certain circumstances, designate all or a portion of a dividend as an "interest-related dividend" or a "short-term capital gain dividend." An interest-related dividend that is received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. A short-term capital gain dividend that is received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, unless the foreign person is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. Prospective investors are urged to consult their tax advisor concerning the applicability of the U.S. withholding tax.

Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

By law, each Fund must withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number. This backup withholding rate for individuals is currently 28%.


Taxes on Exchange-listed Shares Sales

Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Taxes on Purchase and Redemption of Creation Units

An authorized purchaser who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales" on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many and at what price you purchased or sold Shares.

                                                                 PROSPECTUS | 87

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of Fund shares. You are advised to consult your personal tax advisor about the potential tax consequences of an investment in Fund Shares under all applicable tax laws.


Other Information

For purposes of the 1940 Act, the Fund is treated as a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Funds. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with a Fund.

Disclosure of Portfolio Holdings

A description of the Trust's policies and procedures with respect to the disclosure of a Fund's portfolio securities is available in the Fund's Statement of Additional Information.

88 | CLAYMORE EXCHANGE-TRADED FUND TRUST

Financial Highlights


The financial highlights table is intended to help you understand each Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements which have been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report, which is available upon request.


                                                                 PROSPECTUS | 89

Claymore/Clear Spin-Off ETF

                                                                                                               For the
                                                                                                                Period
                                                                                                          December 15,
                                                                                 For the Fiscal Year            2006**
Per share operating performance                                                                Ended           through
for a share outstanding throughout the period                                        August 31, 2008   August 31, 2007
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                       $   29.02         $   25.18
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations
   Net investment income (loss)(a)                                                              0.34              0.04
   Net realized and unrealized gain (loss) on investments                                      (7.42)             3.80
--------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                                                         (7.08)             3.84
--------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders from
   Net investment income                                                                       (0.18)               --
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                             $   21.76         $   29.02
==========================================================================================================================
Market value, end of period                                                                $   21.79         $   28.97
==========================================================================================================================
Total return*(b)
   Net asset value                                                                            -24.50%            15.25%

Ratios and supplemental data
   Net assets, end of period (thousands)                                                   $  15,232         $  50,793

   Ratio of net expenses to average net assets *                                                0.69%             0.75%(c)

   Ratio of net investment income to average net assets *                                       1.34%             0.17%(c)

   Portfolio turnover rate (d)                                                                    62%               23%

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

   Ratio of total expenses to average net assets                                                1.08%             1.11%(c)

   Ratio of net investment income (loss) to average net assets                                  0.95%            -0.19%(c)

** Commencement of investment operations and initial listing date on the American Stock Exchange.

(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported either at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized. It does not include securities received or delivered from processing creations or redemptions.


90 | CLAYMORE EXCHANGE-TRADED FUND TRUST

Claymore/Sabrient Insider ETF

                                                                                                               For the
                                                                                                                Period
                                                                                                         September 21,
                                                                                        For the Year            2006**
Per share operating performance                                                                Ended           through
for a share outstanding throughout the period                                        August 31, 2008   August 31, 2007
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                      $    29.48         $   25.14
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations
   Net investment income (loss) (a)                                                             0.53              0.11
   Net realized and unrealized gain (loss) on investments                                      (2.92)             4.27
--------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                                                         (2.39)             4.38
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from
   Net investment income                                                                       (0.28)            (0.04)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                            $    26.81         $   29.48
==========================================================================================================================
Market value, end of period                                                               $    26.79         $   29.45
==========================================================================================================================
Total return*(b)
   Net asset value                                                                             -8.19%            17.43%

Ratios and supplemental data
   Net assets, end of period (thousands)                                                  $   30,855         $  30,976

   Ratio of net expenses to average net assets*                                                 0.66%             0.76%(c)

   Ratio of net investment income (loss) to average net assets*                                 1.91%             0.41%(c)

   Portfolio turnover rate(d)                                                                     84%               17%

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

   Ratio of expenses to average net assets                                                      1.07%             1.15%(c)

   Ratio of net investment income (loss) to average net assets                                  1.50%             0.02%(c)

** Commencement of investment operations and initial listing date on the American Stock Exchange.

(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized. It does not include securities received or delivered from processing creations or redemptions.


                                                                 PROSPECTUS | 91

Claymore/Sabrient Stealth ETF

                                                                                                               For the
                                                                                                                Period
                                                                                                         September 21,
                                                                                        For the Year            2006**
Per share operating performance                                                                Ended           through
for a share outstanding throughout the period                                        August 31, 2008   August 31, 2007
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                      $    26.25        $    25.15
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations
   Net investment income (loss)(a)                                                              0.57              0.22
   Net realized and unrealized gain (loss) on investments                                      (4.34)             0.95
--------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                                                         (3.77)             1.17
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from
   Net investment income                                                                       (0.44)            (0.07)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                            $    22.04        $    26.25
==========================================================================================================================
Market value, end of period                                                               $    22.02        $    26.18
==========================================================================================================================
Total return*(b)
   Net asset value                                                                            -14.44%             4.64%

Ratios and supplemental data
   Net assets, end of period (thousands)                                                  $    8,834        $   18,394

   Ratio of net expenses to average net assets*                                                 0.67%             0.84%(c)

   Ratio of net investment income (loss) to average net assets*                                 2.44%             0.83%(c)

   Portfolio turnover rate(d)                                                                    180%               61%

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

   Ratio of total expenses to average net assets                                                1.75%             1.51%(c)

   Ratio of net investment income (loss) to average net assets                                  1.36%             0.16%(c)

** Commencement of investment operations and initial listing date on the American Stock Exchange.

(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized. It does not include securities received or delivered from processing creations or redemptions.


92 | CLAYMORE EXCHANGE-TRADED FUND TRUST

Claymore/Sabrient Defensive Equity Index ETF

                                                                                                          For the
                                                                                                           Period
                                                                                                     December 15,
                                                                                   For the Year            2006**
Per share operating performance                                                           Ended           through
for a share outstanding throughout the period                                   August 31, 2008   August 31, 2007
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                   $  26.34          $  25.07
---------------------------------------------------------------------------------------------------------------------
Income from investment operations
   Net investment income (loss) (a)                                                        0.62              0.31
   Net realized and unrealized gain (loss) on investments                                 (2.00)             0.97
---------------------------------------------------------------------------------------------------------------------
      Total from investment operations                                                    (1.38)             1.28
---------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from
   Net investment income                                                                  (0.41)            (0.01)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                         $  24.55          $  26.34
=====================================================================================================================
Market value, end of period                                                            $  24.60          $  26.29
=====================================================================================================================
Total return*(b)
   Net asset value                                                                        -5.32%             5.09%

Ratios and supplemental data
   Net assets, end of period (thousands)                                               $ 17,184          $ 27,657

   Ratio of net expenses to average net assets*                                            0.70%             0.79%(c)

   Ratio of net investment income (loss) to average net assets*                            2.43%             1.64%(c)

   Portfolio turnover rate (d)                                                               60%               21%

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

   Ratio of total expenses to average net assets                                           1.24%             1.35%(c)

   Ratio of net investment income (loss) to average net assets                             1.89%             1.08%(c)

** Commencement of investment operations and initial listing date on the American Stock Exchange.

(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized. It does not include securities received or delivered from processing creations or redemptions.


                                                                 PROSPECTUS | 93

Claymore/Zacks Sector Rotation ETF

                                                                                                          For the
                                                                                                           Period
                                                                                                    September 21,
                                                                                   For the Year            2006**
Per share operating performance                                                           Ended           through
for a share outstanding throughout the period                                   August 31, 2008   August 31, 2007
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                   $  29.54          $  24.98
---------------------------------------------------------------------------------------------------------------------
Income from investment operations
   Net investment income (loss) (a)                                                        0.18              0.17
   Net realized and unrealized gain (loss) on investments                                 (1.96)             4.43
---------------------------------------------------------------------------------------------------------------------
   Total from investment operations                                                       (1.78)             4.60
---------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from
   Net investment income                                                                  (0.19)            (0.04)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                         $  27.57          $  29.54
=====================================================================================================================
Market value, end of period                                                            $  27.55          $  29.61
=====================================================================================================================
Total return *(b)
   Net asset value                                                                        -6.13%            18.41%

Ratios and supplemental data
   Net assets, end of period (thousands)                                               $ 97,910          $ 65,010

   Ratio of net expenses to average net assets*                                            0.65%             0.72%(c)

   Ratio of net investment income (loss) to average net assets*                            0.60%             0.64%(c)

   Portfolio turnover rate (d)                                                              167%               47%

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

   Ratio of total expenses to average net assets                                           0.80%             0.97%(c)

   Ratio of net investment income (loss) to average net assets                             0.45%             0.39%(c)

** Commencement of investment operations and initial listing date on the American Stock Exchange.

(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized. It does not include securities received or delivered from processing creations or redemptions.


94 | CLAYMORE EXCHANGE-TRADED FUND TRUST

Claymore/Zacks Multi-Asset Income Index ETF

                                                                                                          For the
                                                                                                           Period
                                                                                                    September 21,
                                                                                   For the Year            2006**
Per share operating performance                                                           Ended           through
for a share outstanding throughout the period                                   August 31, 2008   August 31, 2007
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                   $  26.14          $  24.96
---------------------------------------------------------------------------------------------------------------------
Income from investment operations
   Net investment income (loss)(a)                                                         1.36              1.06
   Net realized and unrealized gain (loss) on investments                                 (5.18)             1.12
---------------------------------------------------------------------------------------------------------------------
      Total from investment operations                                                    (3.82)             2.18
---------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from
   Net investment income                                                                  (1.07)            (0.88)
   Return of capital                                                                      (0.32)            (0.12)
---------------------------------------------------------------------------------------------------------------------
   Total Distributions                                                                    (1.39)            (1.00)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                         $  20.93          $  26.14
=====================================================================================================================
Market value, end of period                                                            $  20.94          $  26.10
=====================================================================================================================
Total return *(b)
   Net asset value                                                                       -14.92%             8.67%

Ratios and supplemental data
   Net assets, end of period (thousands)                                               $ 51,287          $ 94,111

   Ratio of net expenses to average net assets*                                            0.65%             0.70%(c)

   Ratio of net investment income (loss) to average net assets*                            5.81%             4.17%(c)

   Portfolio turnover rate (d)                                                              195%               21%

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

   Ratio of total expenses to average net assets                                           0.89%             0.90%(c)

   Ratio of net investment income (loss) to average net assets                             5.57%             3.97%(c)

** Commencement of investment operations and initial listing date on the American Stock Exchange.

(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized. It does not include securities received or delivered from processing creations or redemptions.


                                                                 PROSPECTUS | 95

Claymore/Ocean Tomo Patent ETF

                                                                                                          For the
                                                                                                           Period
                                                                                                     December 15,
                                                                                   For the Year            2006**
Per share operating performance                                                           Ended           through
for a share outstanding throughout the period                                   August 31, 2008   August 31, 2007
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                   $  27.92          $  25.27
---------------------------------------------------------------------------------------------------------------------
Income from investment operations
   Net investment income (loss) (a)                                                        0.34              0.17
   Net realized and unrealized gain (loss) on investments                                 (1.99)             2.48
---------------------------------------------------------------------------------------------------------------------
      Total from investment operations                                                    (1.65)             2.65
---------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from
   Net investment income                                                                  (0.60)               --(e)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                         $  25.67          $  27.92
=====================================================================================================================
Market value, end of period                                                            $  25.84          $  27.66
=====================================================================================================================
Total return*(b)
   Net asset value                                                                        -6.11%            10.50%

Ratios and supplemental data
   Net assets, end of period (thousands)                                               $ 10,269          $  8,377

   Ratio of net expenses to average net assets*                                            0.75%             0.91%(c)

   Ratio of net investment income (loss) to average net assets*                            1.25%             0.90%(c)

   Portfolio turnover rate(d)                                                                18%                4%

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

   Ratio of total expenses to average net assets                                           1.86%             1.97%(c)

   Ratio of net investment income (loss) to average net assets                             0.14%            -0.16%(c)

** Commencement of investment operations and initial listing date on the American Stock Exchange.

(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported either at net asset value ("NAV") Dividends and distributions are assumed to be reinvested at NAV Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized. It does not include securities received or delivered from processing creations or redemptions.

(e)   Amount is less than $0.01.


96 | CLAYMORE EXCHANGE-TRADED FUND TRUST

Claymore/Ocean Tomo Growth Index ETF

                                                                                                          For the
                                                                                                           Period
                                                                                                         April 2,
                                                                                   For the Year            2007**
Per share operating performance                                                           Ended           through
for a share outstanding throughout the period                                   August 31, 2008   August 31, 2007
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                    $ 27.44           $ 25.14
---------------------------------------------------------------------------------------------------------------------
Income from investment operations
   Net investment income (loss) (a)                                                       (0.12)            (0.05)
   Net realized and unrealized gain (loss) on investments                                 (1.94)             2.35
---------------------------------------------------------------------------------------------------------------------
      Total from investment operations                                                    (2.06)             2.30
---------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders from
   From and in excess of Net investment income                                            (0.17)               --
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                          $ 25.21           $ 27.44
---------------------------------------------------------------------------------------------------------------------
Market value, end of period                                                             $ 25.65           $ 27.45
=====================================================================================================================
Total return*(b)
   Net asset value                                                                        -7.58%             9.15%

Ratios and supplemental data
   Net assets, end of period (thousands)*                                               $ 2,521           $ 2,744

   Ratio of net expenses to average net assets*                                            1.53%             2.03%(c)

   Ratio of net investment loss to average net assets                                     -0.46%            -0.46%(c)

   Portfolio turnover rate(d)                                                                24%                1%

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

   Ratio of expenses to average net assets                                                 5.49%             8.48%(c)

   Ratio of net investment income (loss) to average net assets                            -4.42%            -6.91%(c)

** Commencement of investment operations and initial listing date on the American Stock Exchange.

(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized. It does not include securities received or delivered from processing creations or redemptions.


                                                                 PROSPECTUS | 97

Claymore/Raymond James SB-1 Equity ETF

                                                                                 For the
                                                                                  Period
                                                       For the      For the      May 19,
                                                          Year         Year        2006*
Per share operating performance                          Ended        Ended      through
for a share outstanding                             August 31,   August 31,   August 31,
throughout the period                                     2008         2007         2006
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                $    21.67   $    19.15   $    19.10(b)
---------------------------------------------------------------------------------------------
Income from investment operations
   Net investment loss (a)                               (0.02)       (0.05)       (0.00)(c)
   Net realized and unrealized gain
      (loss) on investments                              (2.10)        2.68         0.09
---------------------------------------------------------------------------------------------
      Total from investment operations                   (2.12)        2.63         0.09
---------------------------------------------------------------------------------------------
Distributions to common shareholders
   From and in excess of net realized gain               (1.75)       (0.11)          --
      Return of Capital                                  (0.09)          --           --
---------------------------------------------------------------------------------------------
   Total distributions                                   (1.84)       (0.11)          --
---------------------------------------------------------------------------------------------
Net asset value, end of period                      $    17.71   $    21.67   $    19.15
=============================================================================================
Market value, end of period                         $    17.62   $    19.27   $    17.50
=============================================================================================
Total investment return(d)
   Net asset value                                      -10.54%       13.78%        0.26%

   Market value                                           1.04%       10.77%      (12.50)%

   Ratios and supplemental data
      Net assets, end of period (thousands)         $  197,026   $  240,998   $  212,982

      Ratio of net expenses to average net assets         1.25%        1.09%        1.12%(e)

      Ratio of net investment loss to
         average net assets                              (0.13)%      (0.06)%      (0.06)%(e)

      Portfolio Turnover Rate                              142%         166%          41%

*     Commencement of investment operations.

(a)   Based on average shares outstanding during the period.

(b)   Before deduction of offering expenses charged to capital.

(c)   Amount is less than $0.01.

(d) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported either at net asset value ("NAV") or market price per share. Dividends and distributions are assumed to be reinvested at NAV for NAV returns or the prices obtained under the Fund's Dividend Reinvestment Plan for market value returns. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(e)   Annualized.


98 | CLAYMORE EXCHANGE-TRADED FUND TRUST

Premium/Discount Information


The table that follows presents information about the differences between the daily market price on secondary markets for Shares and the NAV of each Fund, other than the Claymore/Raymond James SB-1 Equity ETF. Such information with respect to the Claymore/Raymond James SB-1 Equity ETF will be presented once that Fund's Shares have traded as an exchange-traded fund for a full twelve months. NAV is the price per share at which each Fund issues and redeems Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The "Market Price" of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the exchange on which the Fund is listed for trading, as of the time the Fund's NAV is calculated. Each Fund's Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.


Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Market Price of each Fund on a given day, generally at the time NAV is calculated. A premium is the amount that each Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that each Fund is trading below the reported NAV, expressed as a percentage of the NAV.


The following information shows the frequency of distributions of premiums and discounts for each Fund, other than the Claymore/Raymond James SB-1 Equity ETF. The information shown for each Fund, other then the Claymore/Raymond James SB-1 Equity ETF, is for the fiscal year ended August 31, 2008 and for each of the last four quarters.


Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

                                                                 PROSPECTUS | 99

Claymore/Clear Spin-Off ETF*


                                Number         Number         Number         Number         Number
                               of Days/       of Days/       of Days/       of Days/       of Days/
                              Percentage     Percentage     Percentage     Percentage     Percentage
                               of Total       of Total       of Total       of Total       of Total
                             Days (Period   Days (Period   Days (Period   Days (Period   Days (Period
Premium/                        Ended          Ended          Ended          Ended          Ended
Discount Range                 8/31/08)       9/30/08)       6/30/08)       3/31/08)       12/31/07)
-----------------------------------------------------------------------------------------------------
Greater than 2.0%               1/0.23%        3/0.67%        0/0.00%        0/0.00%        0/0.00%
-----------------------------------------------------------------------------------------------------
Between 1.5% and 2.0%           2/0.47%        2/0.44%        2/0.52%        2/0.62%        1/0.38%
-----------------------------------------------------------------------------------------------------
Between 1.0% and 1.5%           1/0.23%        1/0.22%        0/0.00%        0/0.00%        0/0.00%
-----------------------------------------------------------------------------------------------------
Between 0.5% and 1.0%           4/0.93%        5/1.11%        4/1.04%        3/0.93%        2/0.77%
-----------------------------------------------------------------------------------------------------
Between -0.5% and 0.5%       417/97.20%     434/96.44%     377/97.67%     315/97.83%     257/98.47%
-----------------------------------------------------------------------------------------------------
Between -0.5% and -1.0%         1/0.24%        2/0.44%        1/0.26%        0/0.00%        0/0.00%
-----------------------------------------------------------------------------------------------------
Between -1.0% and -1.5%         0/0.00%        0/0.00%        0/0.00%        0/0.00%        0/0.00%
-----------------------------------------------------------------------------------------------------
Between -1.5% and -2.0%         1/0.23%        1/0.22%        0/0.00%        0/0.00%        0/0.00%
-----------------------------------------------------------------------------------------------------
Less than -2.0%                 2/0.47%        2/0.44%        2/0.52%        2/0.62%        1/0.38%
-----------------------------------------------------------------------------------------------------
Total                          429/100%       450/100%       386/100%       322/100%       261/100%
=====================================================================================================

* Commenced operations on December 15, 2006.


100 | CLAYMORE EXCHANGE-TRADED FUND TRUST

Claymore/Sabrient Insider ETF*


                                Number         Number         Number         Number         Number
                               of Days/       of Days/       of Days/       of Days/       of Days/
                              Percentage     Percentage     Percentage     Percentage     Percentage
                               of Total       of Total       of Total       of Total       of Total
                             Days (Period   Days (Period   Days (Period   Days (Period   Days (Period
Premium/                        Ended          Ended          Ended          Ended          Ended
Discount Range                 8/31/08)       9/30/08)       6/30/08)       3/31/08)       12/31/07)
-----------------------------------------------------------------------------------------------------
Greater than 2.0%               0/0.00%        0/0.00%        0/0.00%        0/0.00%        0/0.00%
-----------------------------------------------------------------------------------------------------
Between 1.5% and 2.0%           0/0.00%        0/0.00%        0/0.00%        0/0.00%        0/0.00%
-----------------------------------------------------------------------------------------------------
Between 1.0% and 1.5%           2/0.41%        2/0.39%        2/0.45%        2/0.52%        2/0.62%
-----------------------------------------------------------------------------------------------------
Between 0.5% and 1.0%           4/0.82%        7/1.37%        4/0.90%        3/0.79%        3/0.93%
-----------------------------------------------------------------------------------------------------
Between -0.5% and 0.5%       479/97.96%     495/97.06%     436/97.76%     374/97.91%     315/98.13%
-----------------------------------------------------------------------------------------------------
Between -0.5% and -1.0%         3/0.61%        4/0.78%        3/0.67%        2/0.52%        1/0.31%
-----------------------------------------------------------------------------------------------------
Between -1.0% and -1.5%         0/0.00%        0/0.00%        0/0.00%        0/0.00%        0/0.00%
-----------------------------------------------------------------------------------------------------
Between -1.5% and -2.0%         0/0.00%        1/0.20%        0/0.00%        0/0.00%        0/0.00%
-----------------------------------------------------------------------------------------------------
Less than -2.0%                 1/0.20%        1/0.20%        1/0.22%        1/0.26%        0/0.00%
-----------------------------------------------------------------------------------------------------
Total                          489/100%       510/100%       446/100%       382/100%       321/100%
=====================================================================================================

* Commenced operations on September 21, 2006.


                                                                PROSPECTUS | 101

Claymore/Sabrient Stealth ETF*


                                 Number         Number         Number         Number         Number
                                of Days/       of Days/       of Days/       of Days/       of Days/
                               Percentage     Percentage     Percentage     Percentage     Percentage
                                of Total       of Total       of Total       of Total       of Total
                              Days (Period   Days (Period   Days (Period   Days (Period   Days (Period
Premium/                         Ended           Ended         Ended           Ended         Ended
Discount Range                  8/31/08)       9/30/08)       6/30/08)       3/31/08)       12/31/07)
-------------------------------------------------------------------------------------------------------
Greater than 2.0%                 1/0.20%        2/0.39%        1/0.22%        1/0.26%        0/0.00%
-------------------------------------------------------------------------------------------------------
Between 1.5% and 2.0%             1/0.20%        2/0.39%        1/0.22%        1/0.26%        1/0.31%
-------------------------------------------------------------------------------------------------------
Between 1.0% and 1.5%             3/0.62%        3/0.59%        3/0.67%        3/0.79%        3/0.93%
-------------------------------------------------------------------------------------------------------
Between 0.5% and 1.0%             4/0.82%        6/1.18%        4/0.90%        4/1.05%        4/1.25%
-------------------------------------------------------------------------------------------------------
Between -0.5% and 0.5%         475/97.14%     489/95.88%     434/97.31%     371/97.12%     312/97.20%
-------------------------------------------------------------------------------------------------------
Between -0.5% and -1.0%           3/0.62%        4/0.78%        2/0.45%        1/0.26%        1/0.31%
-------------------------------------------------------------------------------------------------------
Between -1.0% and -1.5%           0/0.00%        0/0.00%        0/0.00%        0/0.00%        0/0.00%
-------------------------------------------------------------------------------------------------------
Between -1.5% and -2.0%           1/0.20%        1/0.20%        0/0.00%        0/0.00%        0/0.00%
-------------------------------------------------------------------------------------------------------
Less than -2.0%                   1/0.20%        3/0.59%        1/0.22%        1/0.26%        0/0.00%
-------------------------------------------------------------------------------------------------------
Total                            489/100%       510/100%       446/100%       382/100%       321/100%
=======================================================================================================

* Commenced operations on September 21, 2006.


102 | CLAYMORE EXCHANGE-TRADED FUND TRUST

Claymore/Sabrient Defensive Equity Index ETF*

                                 Number         Number         Number         Number         Number
                                of Days/       of Days/       of Days/       of Days/       of Days/
                               Percentage     Percentage     Percentage     Percentage     Percentage
                                of Total       of Total       of Total       of Total       of Total
                              Days (Period   Days (Period   Days (Period   Days (Period   Days (Period
Premium/                         Ended           Ended          Ended          Ended          Ended
Discount Range                  8/31/08)       9/30/08)       6/30/08)       3/31/08)       12/31/07)
-------------------------------------------------------------------------------------------------------
Greater than 2.0%                 0/0.00%        0/0.00%        0/0.00%        0/0.00%        0/0.00%
-------------------------------------------------------------------------------------------------------
Between 1.5% and 2.0%             0/0.00%        1/0.22%        0/0.00%        0/0.00%        0/0.00%
-------------------------------------------------------------------------------------------------------
Between 1.0% and 1.5%             1/0.23%        1/0.22%        0/0.00%        0/0.00%        0/0.00%
-------------------------------------------------------------------------------------------------------
Between 0.5% and 1.0%             6/1.40%        9/2.00%        5/1.30%        5/1.55%        4/1.53%
-------------------------------------------------------------------------------------------------------
Between -0.5% and 0.5%         416/96.97%     432/96.00%     377/97.67%     314/97.52%     255/97.70%
-------------------------------------------------------------------------------------------------------
Between -0.5% and -1.0%           3/0.70%        4/0.89%        3/0.78%        2/0.62%        1/0.38%
-------------------------------------------------------------------------------------------------------
Between -1.0% and -1.5%           2/0.47%        2/0.44%        1/0.26%        1/0.31%        1/0.38%
-------------------------------------------------------------------------------------------------------
Between -1.5% and -2.0%           0/0.00%        0/0.00%        0/0.00%        0/0.00%        0/0.00%
-------------------------------------------------------------------------------------------------------
Less than -2.0%                   1/0.23%        1/0.22%        0/0.00%        0/0.00%        0/0.00%
-------------------------------------------------------------------------------------------------------
Total                            429/100%       450/100%       386/100%       322/100%       261/100%
=======================================================================================================

* Commenced operations on December 15, 2006.


                                                                PROSPECTUS | 103

Claymore/Zacks Sector Rotation ETF*


                                 Number         Number         Number         Number         Number
                                of Days/       of Days/       of Days/       of Days/       of Days/
                               Percentage     Percentage     Percentage     Percentage     Percentage
                                of Total       of Total       of Total       of Total       of Total
                              Days (Period   Days (Period   Days (Period   Days (Period   Days (Period
Premium/                          Ended         Ended          Ended          Ended           Ended
Discount Range                  8/31/08)       9/30/08)       6/30/08)       3/31/08)       12/31/07)
-------------------------------------------------------------------------------------------------------
Greater than 2.0%                 0/0.00%        2/0.39%        0/0.00%        0/0.00%        0/0.00%
-------------------------------------------------------------------------------------------------------
Between 1.5% and 2.0%             0/0.00%        0/0.00%        0/0.00%        0/0.00%        0/0.00%
-------------------------------------------------------------------------------------------------------
Between 1.0% and 1.5%             1/0.20%        1/0.20%        1/0.22%        1/0.26%        1/0.31%
-------------------------------------------------------------------------------------------------------
Between 0.5% and 1.0%             4/0.82%        4/0.78%        4/0.90%        4/1.05%        3/0.93%
-------------------------------------------------------------------------------------------------------
Between -0.5% and 0.5%         478/97.76%     492/96.47%     437/97.98%     374/97.91%     316/98.44%
-------------------------------------------------------------------------------------------------------
Between -0.5% and -1.0%           4/0.82%        5/0.98%        3/0.67%        2/0.52%        1/0.31%
-------------------------------------------------------------------------------------------------------
Between -1.0% and -1.5%           0/0.00%        2/0.39%        0/0.00%        0/0.00%        0/0.00%
-------------------------------------------------------------------------------------------------------
Between -1.5% and -2.0%           1/0.20%        3/0.59%        0/0.00%        0/0.00%        0/0.00%
-------------------------------------------------------------------------------------------------------
Less than -2.0%                   1/0.20%        1/0.20%        1/0.22%        1/0.26%        0/0.00%
-------------------------------------------------------------------------------------------------------
Total                            489/100%       510/100%       446/100%       382/100%       321/100%
=======================================================================================================

* Commenced operations on September 21, 2006.


104 | CLAYMORE EXCHANGE-TRADED FUND TRUST

Claymore/Zacks Multi-Asset Income Index ETF*

                                 Number         Number         Number         Number         Number
                                of Days/       of Days/       of Days/       of Days/       of Days/
                               Percentage     Percentage     Percentage     Percentage     Percentage
                                of Total       of Total       of Total       of Total       of Total
                              Days (Period   Days (Period   Days (Period   Days (Period   Days (Period
Premium/                         Ended          Ended          Ended          Ended          Ended
Discount Range                  8/31/08)       9/30/08)       6/30/08)       3/31/08)       12/31/07)
-------------------------------------------------------------------------------------------------------
Greater than 2.0%                 1/0.20%        2/0.39%        1/0.22%        1/0.26%       1/0.31%
-------------------------------------------------------------------------------------------------------
Between 1.5% and 2.0%             1/0.20%        1/0.20%        1/0.22%        1/0.26%       1/0.31%
-------------------------------------------------------------------------------------------------------
Between 1.0% and 1.5%             0/0.00%        2/0.39%        0/0.00%        0/0.00%       0/0.00%
-------------------------------------------------------------------------------------------------------
Between 0.5% and 1.0%             8/1.64%        8/1.57%        6/1.35%        5/1.31%       4/1.25%
-------------------------------------------------------------------------------------------------------
Between -0.5% and 0.5%         475/97.15%     491/96.27%     434/97.31%     371/97.12%    313/97.51%
-------------------------------------------------------------------------------------------------------
Between -0.5% and -1.0%           2/0.41%        2/0.39%        2/0.45%        2/0.52%       2/0.62%
-------------------------------------------------------------------------------------------------------
Between -1.0% and -1.5%           0/0.00%        1/0.20%        0/0.00%        0/0.00%       0/0.00%
-------------------------------------------------------------------------------------------------------
Between -1.5% and -2.0%           1/0.20%        2/0.39%        1/0.22%        1/0.26%       0/0.00%
-------------------------------------------------------------------------------------------------------
Less than -2.0%                   1/0.20%        1/0.20%        1/0.22%        1/0.26%       0/0.00%
-------------------------------------------------------------------------------------------------------
Total                            489/100%       510/100%       446/100%       382/100%      321/100%
=======================================================================================================

* Commenced operations on September 21, 2006.


                                                                PROSPECTUS | 105

Claymore/Ocean Tomo Patent ETF*

                              Number         Number         Number         Number         Number
                             of Days/       of Days/       of Days/       of Days/       of Days/
                            Percentage     Percentage     Percentage     Percentage     Percentage
                             of Total       of Total       of Total       of Total       of Total
                           Days (Period   Days (Period   Days (Period   Days (Period   Days (Period
Premium/                       Ended          Ended          Ended         Ended           Ended
Discount Range               8/31/08)       9/30/08)       6/30/08)       3/31/08)       12/31/07)
----------------------------------------------------------------------------------------------------
Greater than 2.0%              1/0.23%        2/0.44%        1/0.26%        0/0.00%        0/0.00%
----------------------------------------------------------------------------------------------------
Between 1.5% and 2.0%          0/0.00%        0/0.00%        0/0.00%        0/0.00%        0/0.00%
----------------------------------------------------------------------------------------------------
Between 1.0% and 1.5%          0/0.00%        0/0.00%        0/0.00%        0/0.00%        0/0.00%
----------------------------------------------------------------------------------------------------
Between 0.5% and 1.0%          5/1.17%        7/1.56%        4/1.04%        3/0.93%        3/1.15%
----------------------------------------------------------------------------------------------------
Between -0.5% and 0.5%      421/98.13%     438/97.33%     379/98.19%     317/98.45%     257/98.47%
----------------------------------------------------------------------------------------------------
Between -0.5% and -1.0%        0/0.00%        1/0.22%        0/0.00%        0/0.00%        0/0.00%
----------------------------------------------------------------------------------------------------
Between -1.0% and -1.5%        2/0.47%        2/0.44%        2/0.52%        2/0.62%        1/0.38%
----------------------------------------------------------------------------------------------------
Between -1.5% and -2.0%        0/0.00%        0/0.00%        0/0.00%        0/0.00%        0/0.00%
----------------------------------------------------------------------------------------------------
Less than -2.0%                0/0.00%        0/0.00%        0/0.00%        0/0.00%        0/0.00%
----------------------------------------------------------------------------------------------------
Total                         429/100%       450/100%       386/100%       322/100%       261/100%
====================================================================================================

* Commenced operations on December 15, 2006.


106 | CLAYMORE EXCHANGE-TRADED FUND TRUST

Claymore/Ocean Tomo Growth Index ETF*

                              Number         Number         Number         Number         Number
                             of Days/       of Days/       of Days/       of Days/       of Days/
                            Percentage     Percentage     Percentage     Percentage     Percentage
                             of Total       of Total       of Total       of Total       of Total
                           Days (Period   Days (Period   Days (Period   Days (Period   Days (Period
Premium/                      Ended          Ended           Ended          Ended          Ended
Discount Range               8/31/08)       9/30/08)       6/30/08)       3/31/08)       12/31/07)
----------------------------------------------------------------------------------------------------
Greater than 2.0%              0/0.00%        1/0.26%        0/0.00%        0/0.00%        0/0.00%
----------------------------------------------------------------------------------------------------
Between 1.5% and 2.0%          0/0.00%        0/0.00%        0/0.00%        0/0.00%        0/0.00%
----------------------------------------------------------------------------------------------------
Between 1.0% and 1.5%          4/1.12%        4/1.06%        3/0.95%        3/1.20%        1/0.53%
----------------------------------------------------------------------------------------------------
Between 0.5% and 1.0%          7/1.96%        8/2.11%        5/1.59%        4/1.59%        4/2.11%
----------------------------------------------------------------------------------------------------
Between -0.5% and 0.5%      340/94.96%     358/94.46%     301/95.56%     239/95.22%     180/94.74%
----------------------------------------------------------------------------------------------------
Between -0.5% and -1.0%        5/1.40%        6/1.58%        4/1.27%        3/1.20%        3/1.58%
----------------------------------------------------------------------------------------------------
Between -1.0% and -1.5%        2/0.56%        2/0.53%        2/0.63%        2/0.80%        2/1.05%
----------------------------------------------------------------------------------------------------
Between -1.5% and -2.0%        0/0.00%        0/0.00%        0/0.00%        0/0.00%        0/0.00%
----------------------------------------------------------------------------------------------------
Less than -2.0%                0/0.00%        0/0.00%        0/0.00%        0/0.00%        0/0.00%
----------------------------------------------------------------------------------------------------
Total                         358/100%       379/100%       315/100%       251/100%       190/100%
====================================================================================================

* Commenced operations on April 2, 2007.


                                                                PROSPECTUS | 107

Total Return Information


The following table presents information about the total return of each Fund's Index in comparison to the total return of that Fund. The information presented for each Fund is for the fiscal year ended August 31, 2008. Information for the Claymore/Raymond James SB-1 Equity ETF is not included because that Fund commenced operations as an exchange-traded fund on September 4, 2008.


"Cumulative total returns" represent the total change in value of an investment over the period indicated. A Fund's per Share NAV is the value of one Share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of a Fund, and the market return is based on the market price per Share of a Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which a Fund is listed for trading, as of the time that a Fund's NAV is calculated. Since a Fund's Shares typically do not trade in the secondary market until several days after a Fund's inception, for the period from inception to the first day of secondary market trading in Fund Shares, the NAV of a Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in a Fund at Market Price and NAV, respectively. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Funds, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Funds. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Shares of each Fund. The investment return and principal value of Shares of a Fund will vary with changes in market conditions. Shares of a Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Funds' past performance is no guarantee of future results.


                                                              Cumulative Total Returns
                                                                      Since Inception*
Fund/Index Name                                                through August 31, 2008
------------------------------------------------------------------------------------------
Claymore/Clear Spin-Off ETF (At NAV)                                            -12.99%
------------------------------------------------------------------------------------------
Claymore/Clear Spin-Off ETF (At Market)                                         -12.87%
------------------------------------------------------------------------------------------
Clear Spin-off Index                                                            -12.31%
------------------------------------------------------------------------------------------
Standard & Poor's 500(R) Index                                                   -6.93%
------------------------------------------------------------------------------------------

Claymore/Sabrient Insider ETF (At NAV)                                            7.82%
------------------------------------------------------------------------------------------
Claymore/Sabrient Insider ETF (At Market)                                         7.73%
------------------------------------------------------------------------------------------
Sabrient Insider Sentiment Index                                                  9.07%
------------------------------------------------------------------------------------------
Standard & Poor's 500(R) Index                                                    0.59%
------------------------------------------------------------------------------------------


108 | CLAYMORE EXCHANGE-TRADED FUND TRUST

                                                              Cumulative Total Returns
                                                                      Since Inception*
Fund/Index Name                                                through August 31, 2008
----------------------------------------------------------------------------------------
Claymore/Sabrient Stealth ETF (At NAV)                                          -10.46%
----------------------------------------------------------------------------------------
Claymore/Sabrient Stealth ETF (At Market)                                       -10.55%
----------------------------------------------------------------------------------------
Sabrient Stealth Index                                                           -9.26%
----------------------------------------------------------------------------------------
Standard & Poor's 500(R) Index                                                    0.59%
----------------------------------------------------------------------------------------

Claymore/Sabrient Defensive Equity Index ETF (At NAV)                            -0.50%
----------------------------------------------------------------------------------------
Claymore/Sabrient Defensive Equity Index ETF (At Market)                         -0.30%
----------------------------------------------------------------------------------------
Sabrient Defensive Equity Index                                                   0.72%
----------------------------------------------------------------------------------------
Standard and Poor's 500(R) Index                                                 -6.93%
----------------------------------------------------------------------------------------

Claymore/Zacks Sector Rotation ETF (At NAV)                                      11.16%
----------------------------------------------------------------------------------------
Claymore/Zacks Sector Rotation ETF (At Market)                                   11.08%
----------------------------------------------------------------------------------------
Zacks Sector Rotation Index                                                      11.76%
----------------------------------------------------------------------------------------
Standard & Poor's 500(R) Index                                                    0.59%
----------------------------------------------------------------------------------------

Claymore/Zacks Multi-Asset Income Index ETF (At NAV)                             -7.55%
----------------------------------------------------------------------------------------
Claymore/Zacks Multi-Asset Income Index ETF (At Market)                          -7.50%
----------------------------------------------------------------------------------------
Zacks Multi-Asset Income Index                                                   -5.12%
----------------------------------------------------------------------------------------
Standard & Poor's 500(R) Index                                                    0.59%
----------------------------------------------------------------------------------------

Claymore/Ocean Tomo Patent ETF (At NAV)                                           3.74%
----------------------------------------------------------------------------------------
Claymore/Ocean Tomo Patent ETF (At Market)                                        4.42%
----------------------------------------------------------------------------------------
Ocean Tomo 300(R) Patent Index                                                    5.35%
----------------------------------------------------------------------------------------
Standard & Poor's 500(R) Index                                                   -6.93%
----------------------------------------------------------------------------------------

Claymore/Ocean Tomo Growth Index ETF (At NAV)                                     0.88%
----------------------------------------------------------------------------------------
Claymore/Ocean Tomo Growth Index ETF (At Market)                                  2.64%
----------------------------------------------------------------------------------------
Ocean Tomo 300(R) Patent Growth Index                                             3.29%
----------------------------------------------------------------------------------------
Standard & Poor's 500(R) Index                                                   -7.12%
----------------------------------------------------------------------------------------

* The Claymore/Sabrient Insider ETF, Claymore/Sabrient Stealth ETF, Claymore/Zacks Sector Rotation ETF and Claymore/Zacks Multi-Asset Income Index ETF commenced operations on September 21, 2006. Each of the Claymore/Clear Spin-Off ETF, Claymore/Sabrient Defensive Equity Index ETF and Claymore/Ocean Tomo Patent ETF commenced operations on December 15, 2006. The Claymore/Ocean Tomo Growth Index ETF commenced operations on April 2, 2007.


                                                                PROSPECTUS | 109

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For More Information

Existing Shareholders or Prospective Investors

o     Call your broker

o     www.claymore.com

Dealers

o     www.claymore.com

o     Distributor Telephone: (888) 949-3837

Investment Adviser

Claymore Advisors, LLC
2455 Corporate West Drive
Lisle, Illinois 60532

Distributor

Claymore Securities, Inc.
2455 Corporate West Drive
Lisle, Illinois 60532

Custodian

The Bank of New York Mellon
101 Barclay Street
New York, New York 10286

Transfer Agent

The Bank of New York Mellon
101 Barclay Street
New York, New York 10286

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Independent Registered Public Accounting Firm

Ernst & Young LLP
233 South Wacker Drive
Chicago, Illinois 60606

A Statement of Additional Information dated December 31, 2008, which contains more details about the Funds, is incorporated by reference in its entirety into this Prospectus, which means that it is legally part of this Prospectus.


You will find additional information about each Fund in its annual and semi-annual reports to shareholders, when available. The annual report will explain the market conditions and investment strategies affecting each Fund's performance during its last fiscal year.

You can ask questions or obtain a free copy of the Funds' shareholder reports or the Statement of Additional Information by calling 1-888-949-3837. Free copies of the Funds' shareholder reports and the Statement of Additional Information are available from our website at www.claymore.com.

Information about each Fund, including its reports and the Statement of Additional Information, has been filed with the SEC. It can be reviewed and copied at the SEC's Public Reference Room in Washington, DC or on the EDGAR database on the SEC's internet site (http://www.sec.gov). Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (202) 551-5850. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, 100 F Street NE, Room 1580, Washington, DC 20549.

PROSPECTUS

Distributor
Claymore Securities, Inc.
2455 Corporate West Drive
Lisle, Illinois 60532


December 31, 2008


Investment Company Act File No. 811-21906

[LOGO]
CLAYMORE(SM)                                            ETF-PRO-CSDNFOSTH1208

                    INVESTMENT COMPANY ACT FILE NO. 811-21906

                       CLAYMORE EXCHANGE-TRADED FUND TRUST

                       STATEMENT OF ADDITIONAL INFORMATION


                             DATED DECEMBER 31, 2008


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus dated December 31, 2008 for the Claymore/BNY BRIC ETF, the Prospectus dated December 31, 2008 for the Claymore/Great Companies Large-Cap Growth Index ETF and Claymore/Zacks Mid-Cap Core ETF, and the Prospectus dated December 31, 2008 for the Claymore/Clear Spin-Off ETF, Claymore/Sabrient Defensive Equity Index ETF, Claymore/Sabrient Insider ETF, Claymore/Sabrient Stealth ETF, Claymore/Zacks Sector Rotation ETF, Claymore/Zacks Multi-Asset Income Index ETF, Claymore/Ocean Tomo Growth Index ETF, Claymore/Ocean Tomo Patent ETF and Claymore/Raymond James SB-1 Equity ETF, each a series of the Claymore Exchange-Traded Fund Trust (the "Trust"), as each may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust's Distributor, Claymore Securities, Inc., or by calling toll free 1-888-949-3837.



                                TABLE OF CONTENTS

                                                                         Page


GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS.............................2

EXCHANGE LISTING AND TRADING...............................................2

INVESTMENT RESTRICTIONS AND POLICIES.......................................3

INVESTMENT POLICIES AND RISKS..............................................6

GENERAL CONSIDERATIONS AND RISKS...........................................9

MANAGEMENT................................................................10

BROKERAGE TRANSACTIONS....................................................23

ADDITIONAL INFORMATION CONCERNING THE TRUST...............................25

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS.....................30

TAXES.....................................................................40

FEDERAL TAX TREATMENT OF FUTURES AND OPTIONS CONTRACTS....................42

DETERMINATION OF NAV......................................................42

DIVIDENDS AND DISTRIBUTIONS...............................................43

MISCELLANEOUS INFORMATION.................................................43

FINANCIAL STATEMENTS......................................................43

                  GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

         The Trust was organized as a Delaware statutory trust on May 24, 2006 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently consists of 20 investment portfolios. This Statement of Additional Information relates to the following twelve investment portfolios: Claymore/BNY BRIC ETF, Claymore/Clear Spin-Off ETF, Claymore/Great Companies Large-Cap Growth Index ETF, Claymore/Ocean Tomo Growth Index ETF, Claymore/Ocean Tomo Patent ETF, Claymore/Raymond James SB-1 Equity ETF, Claymore/Sabrient Defensive Equity Index ETF, Claymore/Sabrient Insider ETF, Claymore/Sabrient Stealth ETF, Claymore/Zacks Mid-Cap Core ETF, Claymore/Zacks Sector Rotation ETF and Claymore/Zacks Multi-Asset Income Index ETF (each a "Fund" and together, the "Funds"). The shares of the Fund are referred to herein as "Shares" or "Fund Shares." Each Fund is based on an underlying index (each, an "Underlying Index" and together, the "Underlying Indices"). Each Fund is "non-diversified" and, as such, the Funds' investments are not required to meet certain diversification requirements under the 1940 Act.

     The Funds are managed by Claymore Advisors, LLC ("Claymore Advisors" or the "Investment Adviser").

     The Funds offer and issue Shares at net asset value ("NAV") only in aggregations of a specified number of Shares (each a "Creation Unit" or a "Creation Unit Aggregation"), generally in exchange for a basket of equity securities included in the relevant Underlying Indices (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"). The Funds' Shares are listed and traded on the NYSE Arca, Inc. (the "NYSE Arca"). Fund Shares will trade on the NYSE Arca at market prices that may be below, at or above NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of 50,000 Shares. In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit.




     The Trust reserves the right to offer a "cash" option for creations and redemptions of Fund Shares. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. See the "Creation and Redemption of Creation Unit Aggregations" section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities.

                          EXCHANGE LISTING AND TRADING


     There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of Shares of the Fund will continue to be met. The NYSE Arca may, but is not required to, remove the Shares of a Fund from listing if
(i) following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Indices is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the NYSE Arca, makes further dealings on the NYSE Arca inadvisable. The NYSE Arca will remove the Shares of a Fund from listing and trading upon termination of such Fund.

     As in the case of other stocks traded on the NYSE Arca, broker's commissions on transactions will be based on negotiated commission rates at customary levels.


     The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.

                      INVESTMENT RESTRICTIONS AND POLICIES

INVESTMENT OBJECTIVES


     The investment objective of the Claymore/BNY BRIC ETF is to provide investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called "The Bank of New York Mellon BRIC Select ADR Index" (the "BNY BRIC Index" or the "Underlying Index").

     The investment objective of the Claymore/Sabrient Insider ETF is to provide investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the "Sabrient Insider Sentiment Index" (the "Insider Sentiment Index" or the "Underlying Index").

     The investment objective of the Claymore/Sabrient Stealth ETF is to provide investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the "Sabrient Stealth Index" (the "Stealth Index" or the "Underlying Index").

     The investment objective of the Claymore/Zacks Sector Rotation ETF is to provide investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the "Zacks Sector Rotation Index" (the "Sector Rotation Index" or the "Underlying Index").

     The investment objective of the Claymore/Zacks Multi-Asset Income Index ETF is to provide investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the "Zacks Multi-Asset Income Index" (the "Zacks Multi-Asset Income Index" or the "Underlying Index").

     The investment objective of the Claymore/Clear Spin-Off ETF is to provide investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called "Clear Spin-off Index" (the "Spin-off Index" or the "Underlying Index").

     The investment objective of the Claymore/Ocean Tomo Patent ETF is to provide investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the "Ocean Tomo 300(R) Patent Index" (the "Patent Index" or the "Underlying Index").

     The investment objective of the Claymore/Sabrient Defensive Equity Index ETF is to provide investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the "Sabrient Defensive Equity Index" (the "Defensive Equity Index" or the "Underlying Index").

     The investment objective of the Claymore/Great Companies Large-Cap Growth Index ETF is to provide investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the "Great Companies, Great Investments Large-Cap Growth Index" (the "Large-Cap Growth Index" or the "Underlying Index").

     The investment objective of the Claymore/Ocean Tomo Growth Index ETF is to provide investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the "Ocean Tomo 300(R) Patent Growth Index" (the "Ocean Tomo Index" or the "Underlying Index").

     The investment objective of the Claymore/Raymond James SB-1 Equity ETF is to provide investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the "Raymond James SB-1 Equity Index" (the "SB-1 Equity Index" or the "Underlying Index").

     The investment objective of the Claymore/Zacks Mid-Cap Core ETF is to provide investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the "Zacks Mid-Cap Core Index" (the "Zacks Mid-Cap Core Index" or the "Underlying Index").

INVESTMENT RESTRICTIONS

     The Board of Trustees of the Trust (the "Board" or the "Trustees") has adopted as fundamental policies the Funds' respective investment restrictions, numbered (1) through (7) below. Each Fund, as a fundamental policy, may not:

     (1) Invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the Underlying Index that the Fund replicates concentrates in an industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     (2) Borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) up to 10% of its total assets and (ii) make other investments or engage in other transactions permissible under the 1940 Act that may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings).

     (3) Act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

     (4) Make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund's investment policies, (ii) repurchase agreements or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets.

     (5) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund (i) from purchasing or selling options, futures contracts or other derivative instruments, or (ii) from investing in securities or other instruments backed by physical commodities).

     (6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

     (7) Issue senior securities, except as permitted under the 1940 Act.

     Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets, or the sale of a security out of the portfolio, will not constitute a violation of that restriction.

     The foregoing fundamental investment policies cannot be changed as to a Fund without approval by holders of a "majority of the Fund's outstanding voting shares." As defined in the 1940 Act, this means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less.

     In addition to the foregoing fundamental investment policies, each Fund is also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees. Each Fund may not:

     (1) Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts or other derivative instruments are not deemed to constitute selling securities short.

     (2) Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

     (3) Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act.

     (4) Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities.

     (5) Invest in illiquid securities if, as a result of such investment, more than 15% of the Fund's net assets would be invested in illiquid securities.

     The investment objective of each Fund is a non-fundamental policy that can be changed by the Board of Trustees without approval by shareholders.

                          INVESTMENT POLICIES AND RISKS



     Loans of Portfolio Securities. Each Fund may lend its investment securities to approved borrowers. Any gain or loss on the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. These loans cannot exceed 33 1/3% of each Fund's total assets.

     Approved borrowers are brokers, dealers, domestic and foreign banks, or other financial institutions that meet credit or other requirements as established by, and subject to the review of, the Trust's Board, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act and the rules and regulations thereunder or interpretations of the SEC, which require that (a) the borrowers pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government having a value at all times of not less than 102% of the value of the securities loaned (on a "mark-to-market" basis); (b) the loan be made subject to termination by the Fund at any time; and (c) the Fund receives reasonable interest on the loan. From time to time, the Fund may return a part of the interest earned from the investment of collateral received from securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a finder.

     Repurchase Agreements. Each Fund may enter into repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. Each Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and
(ii) securities dealers ("Qualified Institutions"). The Investment Adviser will monitor the continued creditworthiness of Qualified Institutions.

     The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

     The resale price reflects the purchase price plus an agreed upon market rate of interest. The collateral is marked to market daily.

     Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of return on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Fund intends to use the reverse repurchase technique only when the Investment Adviser believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund's assets. The custodian bank will maintain a separate account for the Fund with securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered loans.

     Money Market Instruments. Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which each Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's Investors Service, Inc. or "A-1+" or "A-1" by Standard & Poor's or, if unrated, of comparable quality as determined by the Investment Adviser; (iv) repurchase agreements; and (v) money market mutual funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

     Investment Companies. Each Fund may invest in the securities of other investment companies (including money market funds). Under the 1940 Act, each Fund's investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets of investment companies in the aggregate.

     Real Estate Investment Trusts ("REITs"). Each Fund may invest in the securities of real estate investment trusts to the extent allowed by law, which pool investors' funds for investments primarily in commercial real estate properties. Investment in REITs may be the most practical available means for the Fund to invest in the real estate industry. As a shareholder in a REIT, the Fund would bear its ratable share of the REIT's expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own investment advisory fees and other expenses, as a result of which the Fund and its shareholders in effect will be absorbing duplicate levels of fees with respect to investments in REITs.

     Illiquid Securities. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

     Futures and Options. Each Fund may utilize exchange-traded futures and options contracts and swap agreements.

     Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity at a specified future time and at a specified price. Stock index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges.

     Futures traders are required to make a good faith margin deposit in cash or U.S. government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

     After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. In such case, a Fund would expect to earn interest income on its margin deposits. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold," or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.


     Each Fund may use exchange-traded futures and options, together with positions in cash and money market instruments, to simulate full investment in its Underlying Index. Under such circumstances, the Investment Adviser may seek to utilize other instruments that it believes to be correlated to the underlying index components or a subset of the components.

     An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund. The potential for loss related to writing call options on equity securities or indices is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

     Each Fund may purchase and write put and call options on futures contracts that are traded on a U.S. exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.


     Restrictions on the Use of Futures Contracts and Options on Futures Contracts. The Commodity Futures Trading Commission has eliminated limitations on futures trading by certain regulated entities, including registered investment companies, and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the investment adviser to the company claims an exclusion from regulation as a commodity pool operator. In connection with its management of the Trust, the Investment Adviser has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act (the "CEA"). Therefore, it is not subject to the registration and regulatory requirements of the CEA. Therefore, there are no limitations on the extent to which each Fund may engage in non-hedging transactions involving futures and options thereon, except as set forth in the Funds' Prospectuses and this Statement of Additional Information.


     Swap Agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the "Counterparty") based on the change in market value or level of a specified rate, index or asset. In return, the Counterparty agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, each Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of each Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust's custodian bank.

     The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

     The use of swap agreements involves certain risks. For example, if the Counterparty under a swap agreement defaults on its obligation to make payments due from it, as a result of its bankruptcy or otherwise, each Fund may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays.

                        GENERAL CONSIDERATIONS AND RISKS

         A discussion of the risks associated with an investment in the Funds is contained in the Prospectus in the "Primary Investment Risks" and "Additional Risk Considerations" sections. The discussion below supplements, and should be read in conjunction with, these sections of the Prospectus.

         An investment in a Fund should be made with an understanding that the value of the Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks in general and other factors that affect the market.

         An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Fund Shares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers' change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

         Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity.

         The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund's Shares will be adversely affected if trading markets for the Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

         Risks of Futures and Options Transactions. There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, while each Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time.

         Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the Underlying Index. In the event of adverse price movements, each Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, each Fund may be required to deliver the instruments underlying futures contracts it has sold.

         The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. Each Fund does not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. Each Fund, however, intends to utilize futures and options contracts in a manner designed to limit its risk exposure to levels comparable to direct investment in stocks.


         Utilization of futures and options on futures by the Funds involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option; however, this risk is substantially minimized because (a) of the regulatory requirement that the broker has to "segregate" customer funds from its corporate funds, and (b) in the case of regulated exchanges in the United States, the clearing corporation stands behind the broker to make good losses in such a situation. The purchase of put or call options could be based upon predictions by the Investment Adviser as to anticipated trends, which predictions could prove to be incorrect and a part or all of the premium paid therefore could be lost.


         Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses. In the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.

         Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

         Risks of Swap Agreements. The risk of loss with respect to swaps generally is limited to the net amount of payments that each Fund is contractually obligated to make. Swap agreements are also subject to the risk that the swap counterparty will default on its obligations. If such a default were to occur, each Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund's rights as a creditor -- (e.g., the Fund may not receive the net amount of payments that it contractually is entitled to receive). Each Fund, however, intends to utilize swaps in a manner designed to limit its risk exposure to levels comparable to direct investments in stocks.

                                   MANAGEMENT

         Trustees and Officers


         The general supervision of the duties performed by the Investment Adviser for the Funds under the Investment Advisory Agreement is the responsibility of the Board of Trustees. The Trust currently has four Trustees. Three Trustees have no affiliation or business connection with the Investment Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Investment Adviser. These are the "non-interested" or "independent" Trustees ("Independent Trustees"). The other Trustee (the "Management Trustee") is affiliated with the Investment Adviser. During the Funds' fiscal year ended August 31, 2008, the Trustees met 6 times.


         The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex

(defined below) overseen by each Independent Trustee, and other directorships, if any, held by the Trustee are shown below. The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser. As of the date of this Statement of Additional Information, the Fund Complex consists of the Trust's 20 portfolios, 13 separate portfolios of Claymore Exchange-Traded Fund Trust 2 and 15 closed-end management investment companies.


                                                                                         NUMBER OF
                                                                                       PORTFOLIOS IN
                                POSITION(S)   TERM OF OFFICE                            FUND COMPLEX       OTHER
     NAME, ADDRESS AND AGE OF    HELD WITH    AND LENGTH OF    PRINCIPAL OCCUPATION(S)  OVERSEEN BY    DIRECTORSHIPS
       INDEPENDENT TRUSTEES*       TRUST      TIME SERVED**      DURING PAST 5 YEARS      TRUSTEES    HELD BY TRUSTEES


Randall C. Barnes             Trustee      Since 2006       Private Investor.          43            None.
Year of Birth: 1951                                         Formerly, Senior Vice
                                                            President, Treasurer
                                                            (1993-1997), President,
                                                            Pizza Hut International
                                                            (1991-1993) and Senior
                                                            Vice President,
                                                            Strategic Planning and
                                                            New Business Development
                                                            (1987-1990) of PepsiCo,
                                                            Inc. (1987-1997).

Ronald E. Toupin, Jr.         Trustee      Since 2006       Retired. Formerly Vice     43            None.
Year of Birth: 1958                                         President, Manager and
                                                            Portfolio Manager of
                                                            Nuveen Asset Management
                                                            (1998-1999), Vice
                                                            President of Nuveen
                                                            Investment Advisory
                                                            Corporation
                                                            (1993-1999), Vice
                                                            President and
                                                            Manager of Nuveen
                                                            Unit Investment
                                                            Trusts (1991-1999),
                                                            and Assistant Vice
                                                            President and
                                                            Portfolio Manager of
                                                            Nuveen Unit
                                                            Investment Trusts
                                                            (1988-1999), each of
                                                            John Nuveen &
                                                            Company, Inc.
                                                            (1982-1999).

Ronald A. Nyberg              Trustee      Since 2006       Partner of Nyberg &        46            None.
Year of Birth: 1953                                         Cassioppi, LLC, a law
                                                            firm specializing in
                                                            Corporate Law, Estate
                                                            Planning and Business
                                                            Transactions
                                                            (2000-present).
                                                            Formerly, Executive Vice
                                                            President, General
                                                            Counsel, and Corporate
                                                            Secretary of Van Kampen
                                                            Investments (1982-1999).





----------------------

* The business address of each Trustee is c/o Claymore Advisors, LLC, 2455 Corporate West Drive, Lisle, Illinois 60532.

** This is the period for which the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

         The Trustee who is affiliated with the Investment Adviser or affiliates of the Investment Adviser and executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by the Management Trustee and the other directorships, if any, held by the Trustee, are shown below.

                                                                                         NUMBER OF
                                                                                       PORTFOLIOS IN
                                POSITION(S)   TERM OF OFFICE                            FUND COMPLEX       OTHER
     NAME, ADDRESS AND AGE OF    HELD WITH    AND LENGTH OF    PRINCIPAL OCCUPATION(S)  OVERSEEN BY    DIRECTORSHIPS
       MANAGEMENT TRUSTEE*         TRUST      TIME SERVED**      DURING PAST 5 YEARS      TRUSTEE     HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------
Nicholas Dalmaso***             Trustee       Since 2006       Attorney. Formerly, Senior    45         None.
Year of birth: 1965                                            Managing Director and
                                                               Chief Administrative
                                                               Officer (2007-2008) and
                                                               General Counsel
                                                               (2001-2007) of Claymore
                                                               Advisors, LLC and
                                                               Claymore Securities,
                                                               Inc. Formerly,
                                                               Assistant General
                                                               Counsel, John Nuveen
                                                               and Company (1999-2001).
                                                               Formerly Vice President
                                                               and Associate General
                                                               Counsel of Van Kampen
                                                               Investments (1992-1999).



----------------------

* The business address of each Trustee is c/o Claymore Advisors, LLC, 2455 Corporate West Drive, Lisle, Illinois 60532.

** This is the period for which the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.


*** Mr. Dalmaso is an interested person of each Fund as a result of his former position as an officer of the Investment Adviser and certain of its affiliates and his equity ownership of the Investment Adviser and certain of its affiliates.

NAME,  ADDRESS AND AGE OF       POSITION(S) HELD  LENGTH OF TIME
EXECUTIVE OFFICERS*             WITH TRUST        SERVED**          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------
J. Thomas Futrell                Chief Executive   Since 2008       Senior Managing Director, Chief Investment
Year of birth: 1955              Officer                            Officer (2008-present) of Claymore Advisors,
                                                                    LLC and Claymore Securities, Inc.; Chief
                                                                    Executive Officer of certain funds in the
                                                                    Fund Complex. Formerly, Managing Director in
                                                                    charge of Research (2000-2007) for Nuveen
                                                                    Asset Management.



Kevin M. Robinson                Chief Legal       Since 2008       Senior Managing Director, General Counsel
Year of birth: 1959              Officer                            and Corporate Secretary (2007-present) of
                                                                    Claymore Advisors, LLC and Claymore
                                                                    Securities, Inc.; Chief Legal Officer of
                                                                    certain funds in the Fund Complex. Formerly,
                                                                    Associate General Counsel (2000- 2007) of
                                                                    NYSE Euronext, Inc. Formerly, Archipelago
                                                                    Holdings, Inc.  Senior Managing Director and
                                                                    Associate General Counsel (1997-2000) of ABN
                                                                    Amro Inc. Formerly, Senior Counsel in the
                                                                    Enforcement Division (1989-1997) of the U.S.
                                                                    Securities and Exchange Commission.

Steven M. Hill                   Chief Financial   Since 2006       Senior Managing Director (2005-present) and
Year of birth: 1964              Officer, Chief                     Chief Financial Officer (2005-2006), Managing
                                 Accounting                         Director (2003-2005) of Claymore Advisors, LLC
                                 Officer and                        and Claymore Securities, Inc.; Chief Financial
                                 Treasurer                          Officer, Chief Accounting Officer and
                                                                    Treasurer of certain funds in the Fund
                                                                    Complex. Formerly, Treasurer of Henderson
                                                                    Global Funds and Operations Manager for
                                                                    Henderson Global Investors (NA) Inc. (2002-2003);
                                                                    Managing Director, FrontPoint Partners LLC
                                                                    (2001-2002); Vice President, Nuveen Investments
                                                                    (1999-2001); Chief Financial Officer, Skyline
                                                                    Asset Management LP, (1999); Vice President,
                                                                    Van Kampen Investments and Assistant Treasurer,
                                                                    Van Kampen mutual funds (1989-1999).

Bruce Saxon                      Chief             Since 2006       Vice President - Fund Compliance Officer of
Year of birth: 1957              Compliance                         Claymore Securities, Inc. (2006-present).
                                 Officer                            Chief Compliance Officer of certain funds in
                                                                    the Fund Complex. Formerly, Chief Compliance
                                                                    Officer/Assistant Secretary of Harris
                                                                    Investment Management, Inc. (2003-2006).
                                                                    Director-Compliance of Harrisdirect LLC
                                                                    (1999-2003).

Melissa J. Nguyen                Secretary         Since 2006       Vice President and Assistant General Counsel of

                                       14

Year of birth: 1978                                                 Claymore Securities, Inc. (2005-present).
                                                                    Secretary of certain funds in the Fund
                                                                    Complex. Formerly, Associate, Vedder Price
                                                                    P.C. (2003-2005).

William H. Belden III            Vice President    Since 2006       Managing Director of Claymore Securities, Inc.
Year of birth: 1965                                                 (2005-present). Formerly, Vice President of
                                                                    Product Management at Northern Trust Global
                                                                    Investments (1999-2005); Vice President of
                                                                    Stein Roe & Farnham (1995-1999).


Chuck Craig                      Vice President    Since 2006       Managing Director (2006-present), Vice
Year of birth: 1967                                                 President (2003-2006) of Claymore Securities,
                                                                    Inc. Formerly, Assistant Vice President,
                                                                    First Trust Portfolios, L.P. (1999-2003);
                                                                    Analyst, PMA Securities, Inc. (1996-1999).


James Howley                     Assistant         Since 2006       Vice President, Fund Administration of
Year of birth: 1972              Treasurer                          Claymore Securities, Inc. (2004-present).
                                                                    Formerly, Manager, Mutual Fund Administration
                                                                    of Van Kampen Investments, Inc.

Mark J.  Furjanic                Assistant         Since 2008       Vice President, Fund Administration-Tax
Year of birth: 1959              Treasurer                          (2005-present) of Claymore Advisors, LLC and
                                                                    Claymore Securities, Inc.; Assistant
                                                                    Treasurer of certain funds in the Fund
                                                                    Complex. Formerly, Senior Manager
                                                                    (1999-2005) for Ernst & Young LLP.

Donald P. Swade                  Assistant         Since 2008       Vice President, Fund Administration
Year of birth: 1972              Treasurer                          (2006-present) of Claymore Advisors, LLC and
                                                                    Claymore Securities, Inc.; Assistant
                                                                    Treasurer of certain funds in the Fund
                                                                    Complex. Formerly, Manager-Mutual Fund
                                                                    Financial Administration (2003-2006) for
                                                                    Morgan Stanley/Van Kampen Investments.

Mark E. Mathiasen                Assistant         Since 2008       Assistant Vice President; Assistant General
Year of birth: 1978              Secretary                          Counsel of Claymore Securities, Inc.
                                                                    (2007-present). Secretary of certain funds in
                                                                    the Fund Complex. Previously, Law Clerk,
                                                                    Idaho State Courts (2003-2006).



Matt Patterson                   Assistant         Since 2006       Vice President and Assistant General Counsel
Year of birth: 1971              Secretary                          of Claymore Securities, Inc. (2006-present).
                                                                    Secretary of certain funds in the Fund
                                                                    Complex. Previously, Securities Counsel,
                                                                    Caterpillar Inc. (2004-2006); Associate,
                                                                    Skadden, Arps, Slate, Meagher & Flom LLP
                                                                    (2002-2004).


----------------------


* The business address of each Executive Officer is c/o Claymore Advisors, LLC, 2455 Corporate West Drive, Lisle, Illinois 60532.

** This is the period for which the Executive Officer began serving the Trust. Each Executive Officer serves an indefinite term, until his successor is elected.

         For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in the Trust and in all registered investment companies overseen by the Trustee is shown below.

                         DOLLAR RANGE OF EQUITY     DOLLAR RANGE OF EQUITY      DOLLAR RANGE OF EQUITY
                               SECURITIES                 SECURITIES                  SECURITIES
                                 IN THE                    IN THE                       IN THE
                               CLAYMORE/                  CLAYMORE/                    CLAYMORE/
                                  BNY                      SABRIENT                     SABRIENT
                                BRIC ETF                 INSIDER ETF                  STEALTH ETF
                                 (AS OF                     (AS OF                      (AS OF
NAME OF TRUSTEE             AUGUST 31, 2008)            AUGUST 31, 2008)            AUGUST 31, 2008)
---------------------------------------------------------------------------------------------------------


INDEPENDENT TRUSTEES
Randall C. Barnes                 None                       None                        None
Ronald A. Nyberg                  None                       None                        None
Ronald E. Toupin, Jr.             None                       None                        None

MANAGEMENT TRUSTEE
Nicholas Dalmaso                  None                       None                        None



                         DOLLAR RANGE OF EQUITY     DOLLAR RANGE OF EQUITY      DOLLAR RANGE OF EQUITY
                               SECURITIES                 SECURITIES                  SECURITIES
                                 IN THE                    IN THE                       IN THE
                             CLAYMORE/ZACKS               CLAYMORE/                    CLAYMORE/
                                SECTOR                   ZACKS MULTI-                    CLEAR
                             ROTATION ETF             ASSET INCOME INDEX              SPIN-OFF ETF
                                 (AS OF                  ETF (AS OF                     (AS OF
NAME OF TRUSTEE             AUGUST 31, 2008)           AUGUST 31, 2008)             AUGUST 31, 2008)
---------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES
Randall C. Barnes                 None                       None                    $10,001-50,000
Ronald A. Nyberg                  None                       None                        None
Ronald E. Toupin, Jr.             None                       None                        None

MANAGEMENT TRUSTEE
Nicholas Dalmaso                  None                       None                        None




                         DOLLAR RANGE OF EQUITY     DOLLAR RANGE OF EQUITY        DOLLAR RANGE OF EQUITY
                               SECURITIES                 SECURITIES                    SECURITIES
                                 IN THE                     IN THE                        IN THE
                            CLAYMORE/OCEAN                 CLAYMORE/                  CLAYMORE/GREAT
                             TOMO PATENT                   SABRIENT                COMPANIES LARGE-CAP
                                 ETF                   DEFENSIVE EQUITY              GROWTH INDEX ETF
                                 (AS OF                INDEX ETF (AS OF                   (AS OF
NAME OF TRUSTEE             AUGUST 31, 2008)           AUGUST 31, 2008)               AUGUST 31, 2008)
------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES
Randall C. Barnes                 None                       None                          None
Ronald A. Nyberg                  None                       None                          None
Ronald E. Toupin, Jr.             None                       None                          None

MANAGEMENT TRUSTEE
Nicholas Dalmaso                  None                       None                          None


                                       16



                        DOLLAR RANGE OF EQUITY      DOLLAR RANGE OF EQUITY    DOLLAR RANGE OF EQUITY
                              SECURITIES                  SECURITIES                SECURITIES
                               IN THE                       IN THE                    IN THE
                            CLAYMORE/OCEAN             CLAYMORE/RAYMOND           CLAYMORE/ZACKS
                            TOMO GROWTH                   JAMES SB-1               MID-CAP CORE
                              INDEX ETF                   EQUITY ETF                    ETF
                                (AS OF                      (AS OF                    (AS OF
NAME OF TRUSTEE            AUGUST 31, 2008)            AUGUST 31, 2008)           AUGUST 31, 2008)
----------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES
Randall C. Barnes                None                        None                      None
Ronald A. Nyberg                 None                        None                      None
Ronald E. Toupin, Jr.            None                        None                      None

MANAGEMENT TRUSTEE
Nicholas Dalmaso                 None                        None                      None




                          AGGREGATE DOLLAR
                          RANGE OF EQUITY
                          SECURITIES IN ALL
                        REGISTERED INVESTMENT
                         COMPANIES OVERSEEN
                            BY TRUSTEE IN
                              FAMILY OF
                        INVESTMENT COMPANIES
                               (AS OF
NAME OF TRUSTEE           AUGUST 31, 2008)
----------------------------------------------

INDEPENDENT TRUSTEES
Randall C. Barnes               Over $100,000
Ronald A. Nyberg                Over $100,000
Ronald E. Toupin, Jr.           None

MANAGEMENT TRUSTEE
Nicholas Dalmaso                None




         As to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment adviser or principal underwriter of a Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of a Fund.

         Messrs. Barnes, Nyberg and Toupin who are not "interested persons" of the Trust, as defined in the 1940 Act, serve on the Trust's Nominating and Governance Committee. The Nominating and

Governance Committee is responsible for recommending qualified candidates to the Board in the event that a position is vacated or created. The Nominating and Governance Committee would consider recommendations by shareholders if a vacancy were to exist. Such recommendations should be forwarded to the Secretary of the Trust. The Trust does not have a standing compensation committee. During the Funds' fiscal year ended August 31, 2008, the Trust's Nominating and Governance Committee met 2 times.

         Messrs. Barnes, Nyberg and Toupin who are not "interested persons" of the Trust, as defined in the 1940 Act, serve on the Trust's Audit Committee. The Audit Committee is generally responsible for reviewing and evaluating issues related to the accounting and financial reporting policies and internal controls of the Trust and, as appropriate, the internal controls of certain service providers, overseeing the quality and objectivity of the Trust's financial statements and the audit thereof and acting as a liason between the Board of Trustees and the Trust's independent registered public accounting firm. During the Funds' fiscal year ended August 31, 2008, the Trust's Audit Commitee met 4 times.


         Remuneration of Trustees and Officers

         The Trust, together with Claymore Exchange-Traded Fund Trust 2, currently pays each Independent Trustee a fee of $25,000 per year plus $1,000 per Board or committee meeting participated in, together with each Trustee's actual out-of-pocket expenses relating to attendance at such meetings. Officers who are employed by the Investment Adviser receive no compensation or expense reimbursements from the Trust.


         The table below shows the compensation that was paid to Trustees for the Fund's fiscal year ended August 31, 2008.



                                                              PENSION OR RETIREMENT
                                  AGGREGATE COMPENSATION   BENEFITS ACCRUED AS PART OF     TOTAL COMPENSATION PAID
NAME OF TRUSTEE                         FROM TRUST                FUND EXPENSES               FROM FUND COMPLEX
---------------                   ----------------------   ---------------------------     -----------------------

INDEPENDENT TRUSTEES
Randall C. Barnes                        $21,500                       N/A                         $281,125
Ronald A. Nyberg                         $21,500                       N/A                         $388,500
Ronald E. Toupin, Jr.                    $21,500                       N/A                         $313,750

MANAGEMENT TRUSTEE
Nicholas Dalmaso                           N/A                         N/A                           N/A


         Effective with the first meeting of the Trustees in 2009, the Trust, together with Claymore Exchange-Traded Fund Trust 2, will pay each Independent Trustee a fee of $25,000 per year, and will also pay an annual fee of $4,500 to the independent chairperson of the Board of Trustees and an annual fee of $1,500 to the independent chairperson of the Audit Committee or the Nominating and Governance Committee. In addition, the Trust will pay each Independent Trustee a fee of (a) $1,000 for each regular or special meeting of the Board of Trustees attended by such Trustee, (b) $ 1,000 for each meeting of the Board of Trustees for the organization of one or more new separate series of the Trust attended by such Trustee and (c) $500 for each meeting of the Audit Committee or the Nominating and Governance Committee attended by such Trustee (in each case whether the meeting occurs and/or the Trustee attends in person or by telephone).

         The officers and Trustees of the Trust, in the aggregate, own less than 1% of the shares of each Fund.

         Investment Adviser. The Investment Adviser manages the investment and reinvestment of each Fund's assets and administers the affairs of each Fund to the extent requested by the Board of Trustees.




         Portfolio Manager. Chuck Craig, Managing Director, Portfolio Management and Supervision, of Claymore, serves as portfolio manager for each of the Funds, and is responsible for the day-to-day management of such Funds' portfolios.





         Other Accounts Managed by the Portfolio Manager. As of November 30, 2008, Mr. Craig managed 2 registered investment companies (consisting of a total of 30 separate series) with a total of approximately $871.2 million in assets; no pooled investment vehicles other than registered investment companies; and no other accounts.


         Portfolio Manager Compensation. Mr Craig's compensation consists of the following elements:


         Base salary: The portfolio manager is paid a fixed base salary by the Investment Adviser which is set at a level determined to be appropriate based upon the individual's experience and responsibilities.


         Annual bonus: Mr. Craig is eligible for a discretionary annual bonus. There is no policy regarding, or agreement with, Mr. Craig to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by the portfolio manager. Mr. Craig also participates in benefit plans and programs generally available to all employees of the Investment Adviser.

         Securities Ownership of the Portfolio Managers. As of November 30, 2008, Mr. Craig owned between $0-10,000 in shares of each of Claymore/Sabrient Defensive Equity Index ETF and Claymore/Zacks Sector Rotation ETF.

         Although the Funds in the Trust that are managed by Mr. Craig may have different investment strategies, each has a portfolio objective of replicating its Underlying Index. The Investment Adviser does not believe that management of the different Funds of the Trust presents a material conflict of interest for the portfolio manager or the Investment Adviser.


         Investment Advisory Agreement. Pursuant to an Investment Advisory Agreement between the Investment Adviser and the Trust, each Fund has agreed to pay an annual management fee equal to a percentage of its average daily net assets set forth in the chart below.


-------------------------------------------------------------------------------- ---------------------------------------------------
                       FUND                                                                     FEE
-------------------------------------------------------------------------------- ---------------------------------------------------

Claymore/BNY BRIC ETF                                                            0.50% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/Sabrient Insider ETF                                                    0.50% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/Sabrient Stealth ETF                                                    0.50% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/Zacks Sector Rotation ETF                                               0.50% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/Zacks Multi-Asset Income Index ETF                                      0.50% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/Clear Spin-Off ETF                                                      0.50% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/Ocean Tomo Patent ETF                                                   0.50% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/Sabrient Defensive Equity Index ETF                                     0.50% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/Great Companies Large-Cap Growth Index ETF                              0.50% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/Ocean Tomo Growth Index ETF                                             0.50% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/Raymond James SB-1 Equity ETF                                           0.75% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/Zacks Mid-Cap Core ETF                                                  0.50% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------




         Each Fund (except for the Claymore/Raymond James SB-1 Equity ETF) is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses. The Fund's Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expenses, licensing fees, offering costs, brokerage commissions, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding the percentage of its average net assets set forth in the chart below. The offering costs excluded from the expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into the Expense Reimbursement Agreement in which the Investment Adviser has agreed to waive its management fees and/or pay certain other operating expenses of each Fund in order to maintain the expense ratio of each Fund at or below the expense cap listed below (the "Expense Cap"). For a period of five years subsequent to the Funds' commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap.


-------------------------------------------------------------------------------- ---------------------------------------------------
                       FUND                                                                EXPENSE CAP
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/BNY BRIC ETF                                                            0.60% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/Sabrient Insider ETF                                                    0.60% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/Sabrient Stealth ETF                                                    0.60% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/Zacks Sector Rotation ETF                                               0.60% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/Zacks Multi-Asset Income Index ETF                                      0.60% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/Clear Spin-Off ETF                                                      0.60% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/Ocean Tomo Patent ETF                                                   0.60% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/Sabrient Defensive Equity Index ETF                                     0.60% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/Great Companies Large-Cap Growth Index ETF                              0.60% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/Ocean Tomo Growth Index ETF                                             0.60% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/Zacks Mid-Cap Core ETF                                                  0.60% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------



         Pursuant to an Investment Advisory Agreement between the Investment Adviser and the Trust, the Investment Adviser is responsible for all expenses of the Claymore/Raymond James SB-1 Equity ETF, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expenses, distribution fees or expenses, brokerage expenses, taxes, and extraordinary expenses not incurred in the ordinary course of the Claymore/Raymond James SB-1 Equity ETF's business.

         The aggregate amount of the management fee paid by each Fund to the Investment Adviser since the commencement of operations of that Fund until the end of the Fund's fiscal year ended August 31, 2008, and the aggregate amount of fees waived by the Investment Adviser (net of expenses, reimbursed to the Investment Adviser under the Expense Reimbursement Agreement) during that period are set forth in the chart below with respect to each Fund. Information with respect to the Claymore/Raymond James SB-1 Equity ETF is not presented below because the Fund commenced operations as an exchange-traded fund on September 4, 2008.


------------------------------- ---------------------------- ---------------------------- ----------------------------
FUND                            MANAGEMENT FEES PAID FOR     NET MANAGEMENT FEES WAIVED   DATE OF FUND'S
                                THE FISCAL YEAR ENDED        FOR THE FISCAL YEAR ENDED    COMMENCEMENT OF OPERATIONS
                                AUGUST 31, 2008              AUGUST 31, 2008
------------------------------- ---------------------------- ---------------------------- ----------------------------
Claymore/BNY BRIC ETF             $ 4,816,028                     $     50,207              September 21, 2006
------------------------------- ---------------------------- ---------------------------- --------------------------
Claymore/Sabrient Insider ETF     $    24,425                     $    119,878              September 21, 2006
------------------------------- ---------------------------- ---------------------------- --------------------------
Claymore/Sabrient Stealth ETF     $         0                     $     57,497              September 21, 2006
------------------------------- ---------------------------- ---------------------------- --------------------------
Claymore/Zacks Sector             $   366,736                     $    162,874              September 21, 2006
Rotation ETF
------------------------------- ---------------------------- ---------------------------- --------------------------
Claymore/Zacks Multi-Asset
Income Index ETF                  $   162,587                     $    149,173              September 21, 2006
------------------------------- ---------------------------- ---------------------------- --------------------------
Claymore/Clear Spin-Off ETF       $    33,058                     $    117,832              December 15, 2006
------------------------------- ---------------------------- ---------------------------- --------------------------
Claymore/Ocean Tomo Patent ETF    $         0                     $     50,744              December 15, 2006
------------------------------- ---------------------------- ---------------------------- --------------------------
Claymore/Sabrient Defensive
Equity Index ETF                  $         0                     $    112,588              December 15, 2006
------------------------------- ---------------------------- ---------------------------- --------------------------
Claymore/Great Companies          $         0                     $     29,708              April 2, 2007
Large-Cap Growth Index ETF
------------------------------- ---------------------------- ---------------------------- --------------------------
Claymore/Ocean Tomo Growth        $         0                     $     13,211              April 2, 2007
Index ETF
------------------------------- ---------------------------- ---------------------------- --------------------------
Claymore/Zacks Mid-Cap Core ETF   $         0                     $     24,652              April 2, 2007
------------------------------- ---------------------------- ---------------------------- --------------------------



The aggregate amount of the management fee paid by each applicable Fund to the Investment Adviser since the commencement of operations of that Fund until the end of the Fund's fiscal year ended August 31, 2007 (as each such Fund was in operation for less than a full fiscal year), and the aggregate amount of fees waived by the Investment Adviser (net of expenses reimbursed to the Investment Adviser under the Expense Reimbursement Agreement) during that period are set forth in the chart below with respect to each applicalble Fund.

------------------------------- ------------------------------- --------------------------- --------------------------
FUND                            MANAGEMENT FEES PAID FOR THE    NET MANAGEMENT FEES         DATE OF FUND'S
                                FISCAL YEAR ENDED AUGUST 31,    WAIVED FOR THE FISCAL       COMMENCEMENT OF
                                2007                            YEAR ENDED AUGUST 31, 2007  OPERATIONS
------------------------------- ------------------------------- --------------------------- --------------------------
Claymore/BNY BRIC ETF             $   809,122                     $     65,050              September 21, 2006
------------------------------- ------------------------------- --------------------------- --------------------------
Claymore/Sabrient Insider ETF     $    36,199                     $    117,082              September 21, 2006
------------------------------- ------------------------------- --------------------------- --------------------------
Claymore/Sabrient Stealth ETF     $         0                     $     93,112              September 21, 2006
------------------------------- ------------------------------- --------------------------- --------------------------
Claymore/Zacks Sector             $   122,965                     $    127,939              September 21, 2006
Rotation ETF
------------------------------- ------------------------------- --------------------------- --------------------------
Claymore/Zacks Multi-Asset
Income Index ETF                  $   216,703                     $    143,284              September 21, 2006
------------------------------- ------------------------------- --------------------------- --------------------------
Claymore/Clear Spin-Off ETF       $    37,747                     $    100,797              December 15, 2006
------------------------------- ------------------------------- --------------------------- --------------------------
Claymore/Ocean Tomo Patent ETF    $         0                     $     49,993              December 15, 2006
------------------------------- ------------------------------- --------------------------- --------------------------
Claymore/Sabrient Defensive
Equity Index ETF                  $         0                     $     93,097              December 15, 2006
------------------------------- ------------------------------- --------------------------- --------------------------
Claymore/Great Companies          $         0                     $      6,871              April 2, 2007
Large-Cap Growth Index ETF
------------------------------- ------------------------------- --------------------------- --------------------------
Claymore/Ocean Tomo Growth        $         0                     $      5,563              April 2, 2007
Index ETF
------------------------------- ------------------------------- --------------------------- --------------------------
Claymore/Zacks Mid-Cap Core ETF   $         0                     $      6,627              April 2, 2007
------------------------------- ------------------------------- --------------------------- --------------------------

         Under the Investment Advisory Agreement, the Investment Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Investment Advisory Agreement for the Funds (except for the Claymore/Raymond James SB-1 Equity ETF) continues until August 16, 2009, and thereafter only if approved annually by the Board, including a majority of the Independent Trustees. The Investment Advisory Agreement for the Claymore/Raymond James SB-1 Equity ETF Fund continues until May 27, 2010, and thereafter only if approved annually by the Board, including a majority of the Independent Trustees. The Agreement terminates automatically upon assignment and is terminable at any time without penalty as to the Fund by the Board, including a majority of the Independent Trustees, or by vote of the holders of a majority of the Fund's outstanding voting securities on 60 days written notice to the Investment Adviser, or by the Investment Adviser on 60 days written notice to the Fund.


         Claymore Advisors is located at 2455 Corporate West Drive, Lisle, Illinois 60532.




         Administrator. Claymore Advisors also serves as the Trust's administrator. Pursuant to an administration agreement, Claymore Advisors provides certain administrative, bookkeeping and accounting services to the Trust. For the services, the Trust pays Claymore Advisors a fee, accrued daily and paid monthly, at the annualized rate of the Trust's average daily net assets as follows:

First $200,000,000      0.0275%
Next $300,000,000       0.0200%
Next $500,000,000       0.0150%
Over $1 billion         0.0100%

         For the fiscal years ended August 31, 2007 and August 31, 2008, respectively, the Trust paid to Claymore Advisors a total of $95,207 and $245,609, respectively, in fees pursuant to the administration agreement.

         Custodian and Transfer Agent. The Bank of New York Mellon ("BNY"), located at 101 Barclay Street, New York, New York 10286, also serves as custodian for the Funds pursuant to a Custodian Agreement. As custodian, BNY holds the Funds' assets, calculates the net asset value of Shares and calculates net income and realized capital gains or losses. BNY also serves as transfer agent of the Funds pursuant to a Transfer Agency Agreement. As compensation for the foregoing services, BNY receives certain out-of-pocket costs, transaction fees and asset based fees which are accrued daily and paid monthly by the Investment Adviser from the management fee. For the fiscal year ended August 31, 2008, the Trust paid to BNY a total of $638,481 in fees pursuant to the Custodian Agreement and Transfer Agency Agreement.


         Distributor. Claymore Securities, Inc. ("Claymore") is the distributor of the Funds' Shares (in such capacity, the "Distributor"). Its principal address is 2455 Corporate West Drive, Lisle, Illinois 60532. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by each Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading "Creation and Redemption of Creation Units."

         12b-1 Plan. The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") pursuant to which each Fund may reimburse the Distributor up to a maximum annual rate of the percentage of its average daily net assets as set forth in the chart below.



------------------------------------------------------------------------- --------------------------------------------
                                  FUND                                                        FEE


------------------------------------------------------------------------- --------------------------------------------
Claymore/BNY BRIC ETF                                                     0.25% of average daily net assets
------------------------------------------------------------------------- --------------------------------------------
Claymore/Sabrient Insider ETF                                             0.25% of average daily net assets
------------------------------------------------------------------------- --------------------------------------------
Claymore/Sabrient Stealth ETF                                             0.25% of average daily net assets
------------------------------------------------------------------------- --------------------------------------------
Claymore/Zacks Sector Rotation ETF                                        0.25% of average daily net assets
------------------------------------------------------------------------- --------------------------------------------
Claymore/Zacks Multi-Asset Income Index ETF                               0.25% of average daily net assets
------------------------------------------------------------------------- --------------------------------------------
Claymore/Clear Spin-Off ETF                                               0.25% of average daily net assets
------------------------------------------------------------------------- --------------------------------------------
Claymore/Ocean Tomo Patent ETF                                            0.25% of average daily net assets
------------------------------------------------------------------------- --------------------------------------------
Claymore/Sabrient Defensive Equity Index ETF                              0.25% of average daily net assets
------------------------------------------------------------------------- --------------------------------------------
Claymore/Great Companies Large-Cap Growth Index ETF                       0.25% of average daily net assets
------------------------------------------------------------------------- --------------------------------------------
Claymore/Ocean Tomo Growth Index ETF                                      0.25% of average daily net assets
------------------------------------------------------------------------- --------------------------------------------
Claymore/Raymond James SB-1 Equity ETF                                    0.25% of average daily net assets
------------------------------------------------------------------------- --------------------------------------------
Claymore/Zacks Mid-Cap Core Index ETF                                     0.25% of average daily net assets
------------------------------------------------------------------------- --------------------------------------------



         Under the Plan and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.


         The Plan was adopted in order to permit the implementation of the Fund's method of distribution. However, no such fee is currently charged to the Fund, and there are no plans in place to impose such a fee. No such fees were paid by any Fund during its fiscal year ended August 31, 2008.

         Aggregations. Fund Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this Statement of Additional Information to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of the Financial Industry Regulatory Authority ("FINRA").


         The Distribution Agreement for the Funds provides that it may be terminated as to a Fund at any time, without the payment of any penalty, on at least 60 days written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

         The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of Fund Shares. Such Soliciting Dealers may also be Participating Parties (as defined in "Procedures for Creation of Creation Unit Aggregations" below) and DTC Participants (as defined in "DTC Acts as Securities Depository" below).

         Index Providers. Set forth below is a list of each Fund and the Underlying Index upon which it is based and the entity that compiles each Underlying Index (the "Index Provider").


---------------------------------------- -------------------------------------- --------------------------------------
FUND                                     UNDERLYING INDEX                       INDEX PROVIDER
---------------------------------------- -------------------------------------- --------------------------------------

Claymore/BNY BRIC ETF                    BNY BRIC Index                         BNY
---------------------------------------- -------------------------------------- --------------------------------------
Claymore/Sabrient Insider ETF            Sabrient Insider Sentiment Index       Sabrient Systems, LLC ("Sabrient")
---------------------------------------- -------------------------------------- --------------------------------------
Claymore/Sabrient Stealth ETF            Sabrient Stealth Index                 Sabrient
---------------------------------------- -------------------------------------- --------------------------------------
Claymore/Zacks Sector Rotation ETF       Zacks Sector Rotation Index            Zacks Investment Research, Inc.
                                                                                ("Zacks")
---------------------------------------- -------------------------------------- --------------------------------------
Claymore/Zacks Multi-Asset Income        Zacks Multi-Asset Income Index         Zacks
Index ETF
---------------------------------------- -------------------------------------- --------------------------------------
Claymore/Clear Spin-Off ETF              Spin-off Index                         Clear Indexes LLC ("Clear")
---------------------------------------- -------------------------------------- --------------------------------------
Claymore/Ocean Tomo Patent ETF           Patent Index                           Ocean Tomo, LLC ("Ocean Tomo")
---------------------------------------- -------------------------------------- --------------------------------------
Claymore/Sabrient Defensive              Defensive Equity Index                 Sabrient
Equity Index ETF
---------------------------------------- -------------------------------------- --------------------------------------
Claymore/Great Companies Large-Cap       Large-Cap Growth Index                 Great Companies, Inc. ("GC")
Growth Index ETF
---------------------------------------- -------------------------------------- --------------------------------------
Claymore/Ocean Tomo Growth Index ETF     Ocean Tomo Index                       Ocean Tomo
---------------------------------------- -------------------------------------- --------------------------------------
Claymore/Raymond James SB-1 Equity ETF   Raymond James SB-1 Equity Index        Raymond James Research Services, LLC
                                                                                ("Raymond James")
---------------------------------------- -------------------------------------- --------------------------------------
Claymore/Zacks Mid-Cap Core ETF          Zacks Mid-Cap Core Index               Zacks
---------------------------------------- -------------------------------------- --------------------------------------

         No Index Provider is affiliated with the Funds or the Investment Adviser or Investment Subadviser. Each Fund is entitled to use its respective Underlying Index pursuant to a sub-licensing arrangement with the Investment Adviser, which in turn has a licensing agreement with the applicable Index Provider. The Funds reimburse the Investment Adviser for the licensing fee payable to the Index Provider.


         The only relationship that each Index Provider has with the Investment Adviser or Distributor of the Funds in connection with the Funds are that each Index Provider has licensed certain of its intellectual property, including the determination of the component stocks of the Underlying Indices and the name of the Underlying Indices. The Underlying Indices are selected and calculated without regard to the Investment Adviser, Distributor or owners of the Funds. Each Index Provider has no obligation to take the specific needs of the Investment Adviser, Distributor or owners of the Funds into consideration in the determination and calculation of the Underlying Indices. Each Index Provider is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Funds or in the determination or calculation of the net asset value of the Funds. Each Index Provider has no obligation or liability in connection with the administration, marketing or trading of the Funds.

         EACH INDEX PROVIDER SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS RELATED TO THE FUNDS OR UNDERLYING INDICES. EACH INDEX PROVIDER MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE INVESTMENT ADVISER, DISTRIBUTOR OR OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDICES OR ANY DATA INCLUDED THEREIN. EACH INDEX PROVIDER MAKES NO WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO THE FUNDS OR TO UNDERLYING INDICES OR TO ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL AN INDEX PROVIDER HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH THE FUNDS OR THE UNDERLYING INDICES, EVEN IF THE INDEX PROVIDER IS NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


                             BROKERAGE TRANSACTIONS


         The policy of the Trust regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust's policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Investment Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers. The sale of Fund Shares by a broker-dealer is not a factor in the selection of broker-dealers.

         In seeking to implement the Trust's policies, the Investment Adviser effects transactions with those brokers and dealers that the Investment Adviser believes provide the most favorable prices and are capable of providing efficient executions. The Investment Adviser and its affiliates do not currently participate in soft dollar transactions.

         The Investment Adviser assumes general supervision over placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities by the Funds and one or more other investment companies or clients supervised by the Investment Adviser are considered at or about the same time, transactions in such securities are allocated among the Funds, the several investment companies and clients in a manner deemed equitable to all by the Investment Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price.

         The aggregate brokerage commissions paid by each Fund since the commencement of operations of that Fund until the end of the Fund's fiscal year ended August 31, 2008 are set forth in the table below. Information with respect to the Claymore/Raymond James SB-1 Equity ETF is not presented below because the Fund commenced operations as an exchange-traded fund on September 4, 2008.



----------------------------------------------------- -------------------------- --------------------------
FUND                                                  BROKERAGE COMMISSIONS PAID DATE OF FUND'S
                                                      FOR THE FISCAL YEAR ENDED  COMMENCEMENT OF
                                                      AUGUST 31, 2008            OPERATIONS
----------------------------------------------------- -------------------------- --------------------------

Claymore/BNY BRIC ETF                                 $19,793                    September 21, 2006
----------------------------------------------------- -------------------------- --------------------------
Claymore/Sabrient Insider ETF                         $11,366                    September 21, 2006
----------------------------------------------------- -------------------------- --------------------------
Claymore/Sabrient Stealth ETF                         $15,158                    September 21, 2006
----------------------------------------------------- -------------------------- --------------------------
Claymore/Zacks Sector Rotation ETF                    $36,026                    September 21, 2006
----------------------------------------------------- -------------------------- --------------------------
Claymore/Zacks Multi-Asset Income Index ETF           $57,759                    September 21, 2006
----------------------------------------------------- -------------------------- --------------------------
Claymore/Clear Spin-Off ETF                           $ 8,544                    December 15, 2006
----------------------------------------------------- -------------------------- --------------------------
Claymore/Ocean Tomo Patent ETF                        $   370                    December 15, 2006
----------------------------------------------------- -------------------------- --------------------------
Claymore/Sabrient Defensive Equity Index ETF          $ 4,016                    December 15, 2006
----------------------------------------------------- -------------------------- --------------------------
Claymore/Great Companies Large-Cap Growth Index ETF   $   324                    April 2, 2007
----------------------------------------------------- -------------------------- --------------------------
Claymore/Ocean Tomo Growth Index ETF                  $   181                    April 2, 2007
----------------------------------------------------- -------------------------- --------------------------
Claymore/Zacks Mid-Cap Core ETF                       $ 2,268                    April 2, 2007
----------------------------------------------------- -------------------------- --------------------------

The aggregate brokerage commissions paid by each applicable Fund since the commencement of operations of that Fund until the end of the Fund's fiscal year ended August 31, 2007 (as each such Fund was in operation for less than a full fiscal year) are set forth in the table below:

----------------------------------------------------- -------------------------- --------------------------
FUND                                                  BROKERAGE COMMISSIONS PAID DATE OF FUND'S
                                                      FOR THE FISCAL YEAR ENDED  COMMENCEMENT OF
                                                      AUGUST 31, 2007            OPERATIONS
----------------------------------------------------- -------------------------- --------------------------
Claymore/BNY BRIC ETF                                 $ 2,278                    September 21, 2006
----------------------------------------------------- -------------------------- --------------------------
Claymore/Sabrient Insider ETF                         $ 2,169                    September 21, 2006
----------------------------------------------------- -------------------------- --------------------------
Claymore/Sabrient Stealth ETF                         $ 8,166                    September 21, 2006
----------------------------------------------------- -------------------------- --------------------------
Claymore/Zacks Sector Rotation ETF                    $ 4,682                    September 21, 2006
----------------------------------------------------- -------------------------- --------------------------
Claymore/Zacks Multi-Asset Income Index ETF           $ 7,146                    September 21, 2006
----------------------------------------------------- -------------------------- --------------------------
Claymore/Clear Spin-Off ETF                           $ 2,942                    December 15, 2006
----------------------------------------------------- -------------------------- --------------------------
Claymore/Ocean Tomo Patent ETF                        $   135                    December 15, 2006
----------------------------------------------------- -------------------------- --------------------------
Claymore/Sabrient Defensive Equity Index ETF          $ 1,188                    December 15, 2006
----------------------------------------------------- -------------------------- --------------------------
Claymore/Great Companies Large-Cap Growth Index ETF   $    20                    April 2, 2007
----------------------------------------------------- -------------------------- --------------------------
Claymore/Ocean Tomo Growth Index ETF                  $     6                    April 2, 2007
----------------------------------------------------- -------------------------- --------------------------
Claymore/Zacks Mid-Cap Core ETF                       $   136                    April 2, 2007
----------------------------------------------------- -------------------------- --------------------------

                   ADDITIONAL INFORMATION CONCERNING THE TRUST

         The Trust is an open-end management investment company registered under the 1940 Act. The Trust was organized as a Delaware statutory trust on May 24, 2006.

         The Trust is authorized to issue an unlimited number of shares in one or more series or "funds." The Trust currently is comprised of 20 funds. The Board of Trustees of the Trust has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval.

         Each Share issued by a Fund has a pro rata interest in the assets of the Fund. Fund Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to the Fund, and in the net distributable assets of the Fund on liquidation.

         Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds, including the Funds, of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular fund, and, if a matter affects a particular fund differently from other funds, the shares of that fund will vote separately on such matter.

         The Declaration of Trust may, except in limited circumstances, be amended or supplemented by the Trustees without shareholder vote. The holders of Fund shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to the Fund, and ownership of Fund shares may be disclosed by the Fund if so required by law or regulation.

         The Trust is not required and does not intend to hold annual meetings of shareholders. Shareholders owning more than 51% of the outstanding shares of the Trust have the right to call a special meeting to remove one or more Trustees or for any other purpose.

         The Trust does not have information concerning the beneficial ownership of Shares held by DTC Participants (as defined below).

         Shareholders may make inquiries by writing to the Trust, c/o the Distributor, 2455 Corporate West Drive, Lisle, Illinois 60532.


         As of December 1, 2008, the following persons owned 5% or more of a Fund's securities:



-------------------------------------------------------------------------------------------------------------
                                           CLAYMORE/BNY BRIC ETF
------------------------------------- ----------------------------------- -----------------------------------
                NAME                               ADDRESS                             % OWNED
------------------------------------- ----------------------------------- -----------------------------------
           TD Ameritrade               4211 South 102nd Street, Omaha,                  18.44%
                                                   NE 68127
------------------------------------- ----------------------------------- -----------------------------------
  National Financial Services LLC      200 Liberty Street, New York, NY                 12.62%
                                                    10281
------------------------------------- ----------------------------------- -----------------------------------
           Charles Schwab             120 Kearny Street, San Francisco,                 10.1%
                                                   CA 94108
------------------------------------- ----------------------------------- -----------------------------------
            Pershing LLC               One Pershing Plaza, Jersey City,                 5.80%
                                                   NJ 07399
------------------------------------- ----------------------------------- -----------------------------------

-------------------------------------------------------------------------------------------------------------
                                       CLAYMORE/SABRIENT INSIDER ETF
------------------------------------- ----------------------------------- -----------------------------------
                NAME                               ADDRESS                             % OWNED
------------------------------------- ----------------------------------- -----------------------------------
            Pershing LLC               One Pershing Plaza, Jersey City,                 11.15%
                                                   NJ 07399
------------------------------------- ----------------------------------- -----------------------------------
           Goldman Sachs                85 Broad Street, New York, NY                   11.01%
                                                    10004
------------------------------------- ----------------------------------- -----------------------------------
  National Financial Services LLC      200 Liberty Street, New York, NY                 10.43%
                                                    10281
------------------------------------- ----------------------------------- -----------------------------------
           Merrill Lynch                   4 World Financial Center                     10.03%
                                              New York, NY 10080
------------------------------------- ----------------------------------- -----------------------------------
           Citigroup Inc.              399 Park Ave, New York, NY 10043                 7.90%
------------------------------------- ----------------------------------- -----------------------------------
      Bank of New York Mellon                  One Wall Street                          5.38%
                                              New York, NY 10286
------------------------------------- ----------------------------------- -----------------------------------

-------------------------------------------------------------------------------------------------------------
                                       CLAYMORE/SABRIENT STEALTH ETF
------------------------------------- ----------------------------------- -----------------------------------
                NAME                               ADDRESS                             % OWNED
------------------------------------- ----------------------------------- -----------------------------------
  National Financial Services LLC      200 Liberty Street, New York, NY                 13.10%
                                                    10281
------------------------------------- ----------------------------------- -----------------------------------
           Citigroup Inc.              399 Park Ave, New York, NY 10043                 9.64%
------------------------------------- ----------------------------------- -----------------------------------
          Timber Hill LLC              209 S. LaSalle Street, Chicago,
                                                   IL 60604                             8.55%
------------------------------------- ----------------------------------- -----------------------------------
           TD Ameritrade               4211 South 102nd Street, Omaha,
                                                   NE 68127                             7.35%
------------------------------------- ----------------------------------- -----------------------------------
           Goldman Sachs                85 Broad Street, New York, NY
                                                    10004                               6.92%
------------------------------------- ----------------------------------- -----------------------------------
   American Enterprise Investment        70400 AXP Financial Center,
              Service                       Minneapolis, MN 55474                       5.96%
------------------------------------- ----------------------------------- -----------------------------------
           Charles Schwab             120 Kearny Street, San Francisco,
                                                   CA 94108                             5.88%
------------------------------------- ----------------------------------- -----------------------------------


-------------------------------------------------------------------------------------------------------------
                                CLAYMORE/ZACKS MULTI-ASSET INCOME INDEX ETF
------------------------------------- ----------------------------------- -----------------------------------
                NAME                               ADDRESS                             % OWNED
------------------------------------- ----------------------------------- -----------------------------------
           Merrill Lynch                   4 World Financial Center                     12.35%
                                              New York, NY 10080
------------------------------------- ----------------------------------- -----------------------------------
           Charles Schwab             120 Kearny Street, San Francisco,
                                                   CA 94108                             10.00%
------------------------------------- ----------------------------------- -----------------------------------
             NBCN, Inc.                 250 Yonge Street, Suite 1900,
                                                 P.O. Box 19
                                             Toronto, ON M5B 2L7
                                                                                        8.98%
------------------------------------- ----------------------------------- -----------------------------------
           Citigroup Inc.              399 Park Ave, New York, NY 10043                 8.12%
------------------------------------- ----------------------------------- -----------------------------------
  National Financial Services LLC      200 Liberty Street, New York, NY
                                                    10281                               7.49%
------------------------------------- ----------------------------------- -----------------------------------
           LPL Financial                        One Beacon St
                                               Boston, MA 02108                         7.31%
------------------------------------- ----------------------------------- -----------------------------------
   American Enterprise Investment        70400 AXP Financial Center,
              Service                       Minneapolis, MN 55474                       6.02%
------------------------------------- ----------------------------------- -----------------------------------
            Pershing LLC               One Pershing Plaza, Jersey City,                 5.73%
                                                   NJ 07399
------------------------------------- ----------------------------------- -----------------------------------

-------------------------------------------------------------------------------------------------------------
                                     CLAYMORE/ZACKS SECTOR ROTATION ETF
------------------------------------- ----------------------------------- -----------------------------------
                NAME                               ADDRESS                             % OWNED
------------------------------------- ----------------------------------- -----------------------------------
            Pershing LLC               One Pershing Plaza, Jersey City,                 15.93%
                                                   NJ 07399
------------------------------------- ----------------------------------- -----------------------------------
  National Financial Services LLC      200 Liberty Street, New York, NY
                                                    10281                               8.99%
------------------------------------- ----------------------------------- -----------------------------------
            Wells Fargo                     420 Montgomery Street
                                           San Francisco, CA 94104                      7.41%
------------------------------------- ----------------------------------- -----------------------------------
           LPL Financial                        One Beacon St                           6.87%
                                               Boston, MA 02108
------------------------------------- ----------------------------------- -----------------------------------
        First Clearing, LLC              10700 Wheat First Drive, MC                    6.09%
                                         WS1024, Glen Allen, VA 07302
------------------------------------- ----------------------------------- -----------------------------------
   Raymond James Financial, Inc.             880 Carillon Parkway
                                           St. Petersburg, FL 33716                     5.63%
------------------------------------- ----------------------------------- -----------------------------------
          Timber Hill LLC              209 S. LaSalle Street, Chicago,
                                                   IL 60604                             5.10%
------------------------------------- ----------------------------------- -----------------------------------

-------------------------------------------------------------------------------------------------------------
                                        CLAYMORE/CLEAR SPIN-OFF ETF
------------------------------------- ----------------------------------- -----------------------------------
                NAME                               ADDRESS                             % OWNED
------------------------------------- ----------------------------------- -----------------------------------
        First Clearing, LLC              10700 Wheat First Drive, MC                    17.14%
                                         WS1024, Glen Allen, VA 07302
------------------------------------- ----------------------------------- -----------------------------------
          Timber Hill LLC              209 S. LaSalle Street, Chicago,
                                                   IL 60604                             9.61%
------------------------------------- ----------------------------------- -----------------------------------
            Pershing LLC               One Pershing Plaza, Jersey City,
                                                   NJ 07399                             7.04%
------------------------------------- ----------------------------------- -----------------------------------
           Charles Schwab             120 Kearny Street, San Francisco,
                                                   CA 94108                             6.47%
------------------------------------- ----------------------------------- -----------------------------------
  National Financial Services LLC      200 Liberty Street, New York, NY
                                                    10281                               6.43%
------------------------------------- ----------------------------------- -----------------------------------
           Goldman Sachs                85 Broad Street, New York, NY
                                                    10004                               6.20%
------------------------------------- ----------------------------------- -----------------------------------
           Merrill Lynch                   4 World Financial Center
                                              New York, NY 10080                        5.73%
------------------------------------- ----------------------------------- -----------------------------------

-------------------------------------------------------------------------------------------------------------
                                       CLAYMORE/OCEAN TOMO PATENT ETF
------------------------------------- ----------------------------------- -----------------------------------
                NAME                               ADDRESS                             % OWNED
------------------------------------- ----------------------------------- -----------------------------------
    UBS Financial Services, Inc.       1285 Avenue of the Americas, New                 15.97%
                                                York, NY 10019
------------------------------------- ----------------------------------- -----------------------------------
           Merrill Lynch                   4 World Financial Center
                                              New York, NY 10080                        14.56%
------------------------------------- ----------------------------------- -----------------------------------
           Charles Schwab             120 Kearny Street, San Francisco,
                                                   CA 94108                             11.73%
------------------------------------- ----------------------------------- -----------------------------------
  National Financial Services LLC      200 Liberty Street, New York, NY
                                                    10281                               11.72%
------------------------------------- ----------------------------------- -----------------------------------
   American Enterprise Investment        70400 AXP Financial Center,
              Service                       Minneapolis, MN 55474                       8.09%
------------------------------------- ----------------------------------- -----------------------------------
          Timber Hill LLC              209 S. LaSalle Street, Chicago,
                                                   IL 60604                             5.91%
------------------------------------- ----------------------------------- -----------------------------------
           TD Ameritrade               4211 South 102nd Street, Omaha,
                                                   NE 68127                             5.87%
------------------------------------- ----------------------------------- -----------------------------------

-------------------------------------------------------------------------------------------------------------
                                  CLAYMORE/SABRIENT DEFENSIVE EQUITY INDEX ETF
-------------------------------------------------------------------------------------------------------------
                NAME                               ADDRESS                             % OWNED
------------------------------------- ----------------------------------- -----------------------------------
   American Enterprise Investment        70400 AXP Financial Center,                    20.80%
              Service                       Minneapolis, MN 55474
------------------------------------- ----------------------------------- -----------------------------------
           Merrill Lynch                   4 World Financial Center
                                              New York, NY 10080                        20.41%
------------------------------------- ----------------------------------- -----------------------------------
    FOLIO(fn) Investments, Inc.                  PO Box 3068
                                          Merrifield, VA 22116-3068                     15.50%
------------------------------------- ----------------------------------- -----------------------------------
           Citigroup Inc.              399 Park Ave, New York, NY 10043                 8.70%
------------------------------------- ----------------------------------- -----------------------------------
            Wells Fargo                     420 Montgomery Street
                                           San Francisco, CA 94104                      5.60%
------------------------------------- ----------------------------------- -----------------------------------
  National Financial Services LLC      200 Liberty Street, New York, NY
                                                    10281                               5.53%
------------------------------------- ----------------------------------- -----------------------------------


-------------------------------------------------------------------------------------------------------------
                            CLAYMORE/GREAT COMPANIES LARGE-CAP GROWTH INDEX ETF
------------------------------------- ----------------------------------- -----------------------------------
                NAME                               ADDRESS                             % OWNED
------------------------------------- ----------------------------------- -----------------------------------
          Timber Hill LLC              209 S. LaSalle Street, Chicago,                  21.56%
                                                   IL 60604
------------------------------------- ----------------------------------- -----------------------------------
           Merrill Lynch                   4 World Financial Center
                                              New York, NY 10080                        15.19%
------------------------------------- ----------------------------------- -----------------------------------
  National Financial Services LLC      200 Liberty Street, New York, NY
                                                    10281                               13.46%
------------------------------------- ----------------------------------- -----------------------------------
           Charles Schwab             120 Kearny Street, San Francisco,
                                                   CA 94108                             8.17%
------------------------------------- ----------------------------------- -----------------------------------
            Pershing LLC               One Pershing Plaza, Jersey City,
                                                   NJ 07399                             5.65%
------------------------------------- ----------------------------------- -----------------------------------
   American Enterprise Investment        70400 AXP Financial Center,                    5.01%
              Service                       Minneapolis, MN 55474
------------------------------------- ----------------------------------- -----------------------------------


-------------------------------------------------------------------------------------------------------------
                                    CLAYMORE/OCEAN TOMO GROWTH INDEX ETF
------------------------------------- ----------------------------------- -----------------------------------
                NAME                               ADDRESS                             % OWNED
------------------------------------- ----------------------------------- -----------------------------------
          Timber Hill LLC              209 S. LaSalle Street, Chicago,                  28.69%
                                                   IL 60604
------------------------------------- ----------------------------------- -----------------------------------
           Merrill Lynch                   4 World Financial Center
                                              New York, NY 10080                        18.92%
------------------------------------- ----------------------------------- -----------------------------------
           Goldman Sachs                85 Broad Street, New York, NY
                                                    10004                               18.38%
------------------------------------- ----------------------------------- -----------------------------------
        First Clearing, LLC              10700 Wheat First Drive, MC                    10.47%
                                         WS1024, Glen Allen, VA 07302
------------------------------------- ----------------------------------- -----------------------------------


-------------------------------------------------------------------------------------------------------------
                                   CLAYMORE/RAYMOND JAMES SB-1 EQUITY ETF
------------------------------------- ----------------------------------- -----------------------------------
                NAME                               ADDRESS                             % OWNED
------------------------------------- ----------------------------------- -----------------------------------
   Raymond James Financial, Inc.             880 Carillon Parkway                       83.56%
                                           St. Petersburg, FL 33716
------------------------------------- ----------------------------------- -----------------------------------


-------------------------------------------------------------------------------------------------------------
                                   CLAYMORE/ZACKS MID-CAP CORE INDEX ETF
------------------------------------- ----------------------------------- -----------------------------------
                NAME                               ADDRESS                             % OWNED
------------------------------------- ----------------------------------- -----------------------------------
           Goldman Sachs                85 Broad Street, New York, NY                   36.65%
                                                    10004
------------------------------------- ----------------------------------- -----------------------------------
          Timber Hill LLC              209 S. LaSalle Street, Chicago,                  19.84%
                                                   IL 60604
------------------------------------- ----------------------------------- -----------------------------------
    UBS Financial Services, Inc.       1285 Avenue of the Americas, New
                                                York, NY 10019                          13.10%
------------------------------------- ----------------------------------- -----------------------------------


         Book Entry Only System. The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Book Entry."

         DTC Acts as Securities Depository for Fund Shares. Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.


         DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange ("NYSE") and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").


         Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

         Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

         Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

         The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

         DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

         Proxy Voting. The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Investment Adviser. The Investment Adviser engages a third-party proxy service, such as Institutional Shareholder Services or a similar service, to vote all proxies on behalf of the Funds. The Investment Adviser periodically reviews the proxy voting results to ensure that proxies are voted in accordance with the service's guidelines and that proxies are voted in a timely fashion. To avoid any conflicts of interest, the Investment Adviser does not have authority to override the recommendations of the third party service provider, except upon the written authorization of the client directing the Investment Adviser to vote in a specific manner. All overrides shall be approved by the Chief Compliance Officer.

         To the extent that a third party service provider seeks the Investment Adviser's direction on how to vote on any particular matter, the Chief Compliance Officer and Chief Financial Officer shall determine whether any potential conflict of interest is present. If a potential conflict of interest is present, the Investment Adviser shall seek instructions from clients on how to vote that particular item.

         The Trust is required to disclose annually the Funds' complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for the Funds also will be available at no charge upon request by calling 1-888-949-3837 or by writing to Claymore Exchange-Traded Fund Trust at 2455 Corporate West Drive, Lisle, IL 60532. The Fund's Form N-PX will also be available on the SEC's website at www.sec.gov.

         Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund's portfolio holdings with the SEC on Form N-Q. The Trust will also disclose a complete schedule of each Fund's portfolio holdings with the SEC on Form N-CSR after its second and fourth quarters. Form N-Q and Form N-CSR for the Fund will be available on the SEC's website at http://www.sec.gov. The Funds' Form N-Q and Form N-CSR may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. The Funds' Form N-Q and Form N-CSR will be available without charge, upon request, by calling 1-888-949-3837 or by writing to Claymore Exchange-Traded Fund Trust at 2455 Corporate West Drive, Lisle, IL 60532.

         Portfolio Holdings Policy. The Trust has adopted a policy regarding the disclosure of information about the Trust's portfolio holdings. The Funds and its service providers may not receive compensation or any other consideration (which includes any agreement to maintain assets in the Funds or in other investment companies or accounts managed by the Investment Adviser or any affiliated person of the Investment Adviser) in connection with the disclosure of portfolio holdings information of the Fund. The Trust's Policy is implemented and overseen by the Chief Compliance Officer of the Funds, subject to the oversight of the Board of Trustees. Periodic reports regarding these procedures will be provided to the Board of Trustees of the Trust. The Board of Trustees of the Trust must approve all material amendments to this policy. The Funds' complete portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the NYSE Arca via the National Securities Clearing Corporation (NSCC). The basket represents one Creation Unit of the Fund. The Trust, the Investment Adviser and Claymore will not disseminate non-public information concerning the Trust.


         Codes of Ethics. Pursuant to Rule 17j-1 under the 1940 Act, the Board of Trustees has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by the Investment Adviser and the Distributor (collectively the "Codes"). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person's employment activities and that actual and potential conflicts of interest are avoided.

         The Codes apply to the personal investing activities of Trustees and officers of the Trust, the Investment Adviser and the Distributor ("Access Persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The Codes permit personnel subject to the Codes to invest in securities subject to certain limitations, including securities that may be purchased or held by a Fund. In addition, Access Persons are required to obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC, and are available to the public.

              CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

         Creation. The Trust issues and sells Shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at its NAV next determined after receipt, on any Business Day (as defined below), of an order in proper form.


         A "Business Day" is any day on which the NYSE is open for business. As of the date of this Statement of Additional Information the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


         Deposit of Securities and Deposit or Delivery of Cash. The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities -- the "Deposit Securities" -- per each Creation Unit Aggregation constituting a substantial replication of the stocks included in the Underlying Index ("Fund Securities") and an amount of cash -- the "Cash Component" -- computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of a Fund.

         The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the "Deposit Amount" -- an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per

Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.


         The Custodian, through the NSCC (discussed below), makes available on each Business Day, prior to the opening of business on the NYSE Arca (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund.


         Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

         The identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by the Investment Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the Underlying Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash -- i.e., a "cash in lieu" amount -- to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC and hence not eligible for transfer through the Clearing Process (discussed below) will be at the expense of the Fund and will affect the value of all Shares; but the Investment Adviser, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes known to the Investment Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index or resulting from certain corporate actions.

         In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Fund.



         Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of the Fund, an entity must be (i) a "Participating Party," i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below). A Participating Party and DTC Participant are collectively referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.


         All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on the NYSE Arca ("Closing

Time") (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of a Fund as next determined on such date after receipt of the order in proper form. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m. Eastern time on the trade date. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the "Placement of Creation Orders Using Clearing Process" and the "Placement of Creation Orders Outside Clearing Process" sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

         All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of the Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

         Placement of Creation Orders Using Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

         Placement of Creation Orders Outside Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement pre-approved by the Investment Adviser and the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of a Fund by no later than 11:00 a.m., Eastern time, of the next Business Day immediately following the Transmittal Date.


         All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., Eastern time, respectively, on the next Business Day immediately following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current Deposit Securities and Cash Component. The delivery of Creation Unit Aggregations so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

         Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. (See "Creation Transaction Fee" section below).

         Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by 4:00 p.m., Eastern time, or federal funds in the appropriate amount are not received by 11:00 a.m., Eastern time, the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust and the Fund for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit

Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

         Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Investment Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and the Investment Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Investment Adviser, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

         All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

         Creation Transaction Fee. Investors will be required to pay a fixed creation transaction fee, described below, payable to Claymore regardless of the number of creations made each day. An additional charge of up to four times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for (i) creations effected outside the Clearing Process; and (ii) cash creations (to offset the Trust's brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

         The standard and maximum Creation/Redemption Transaction Fee for each Fund is set forth in the table below:

---------------------------------------- -------------------------------------- --------------------------------------
FUND                                     STANDARD CREATION/REDEMPTION           MAXIMUM CREATION/REDEMPTION
                                         TRANSACTION FEE                        TRANSACTION FEE
---------------------------------------- -------------------------------------- --------------------------------------

Claymore/BNY BRIC ETF                    $500                                   $2,000
---------------------------------------- -------------------------------------- --------------------------------------
Claymore/Sabrient Insider ETF            $500                                   $2,000
---------------------------------------- -------------------------------------- --------------------------------------
Claymore/Sabrient Stealth ETF            $1,000                                 $4,000
---------------------------------------- -------------------------------------- --------------------------------------
Claymore/Zacks Sector Rotation ETF       $500                                   $2,000
---------------------------------------- -------------------------------------- --------------------------------------
Claymore/Zacks Multi-Asset Income        $1,000                                 $4,000
Index ETF
---------------------------------------- -------------------------------------- --------------------------------------
Claymore/Clear Spin-Off ETF              $500                                   $2,000
---------------------------------------- -------------------------------------- --------------------------------------
Claymore/Ocean Tomo Patent ETF           $1,500                                 $6,000
---------------------------------------- -------------------------------------- --------------------------------------
Claymore/Sabrient Defensive Equity       $500                                   $2,000
Index ETF
---------------------------------------- -------------------------------------- --------------------------------------
Claymore/Great Companies Large-Cap       $500                                   $2,000
Growth Index ETF
---------------------------------------- -------------------------------------- --------------------------------------
Claymore/Ocean Tomo Growth Index ETF     $500                                   $2,000
---------------------------------------- -------------------------------------- --------------------------------------
Claymore/Raymond James SB-1 Equity ETF   $1,000                                 $4,000
---------------------------------------- -------------------------------------- --------------------------------------
Claymore/Zacks Mid-Cap Core ETF          $500                                   $2,000
---------------------------------------- -------------------------------------- --------------------------------------

         Redemption of Fund Shares in Creation Units Aggregations. Fund Shares may be redeemed only in Creation Unit Aggregations at its NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. A Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.



         With respect to a Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the NYSE Arca (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

         Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities -- as announced on the Business Day of the request for redemption received in proper form -- plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

         The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

         Redemption Transaction Fee. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by a Fund. An additional variable charge for cash redemptions (when cash redemptions are available or specified) for a Fund may be imposed. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit Aggregation may be charged an additional fee of up to four times the fixed transaction fee for such services. The redemption transaction fees for a Fund are the same as the creation fees set forth above.


         Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Unit Aggregations through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time, on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the relevant Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third (3rd) Business Day following the date on which such request for redemption is deemed received.


         Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time, on such Transmittal Date;
(ii) such order is accompanied or followed by the requisite number of Shares of the Fund, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., Eastern time (for the Fund Shares), on the next Business Day immediately following such Transmittal Date (the "DTC Cut-Off-Time") and 2:00 p.m., Eastern Time, for any Cash Component, if any owed to a Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three (3) Business Days and the Cash Redemption Amount, if any owed to the redeeming Beneficial Owner to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third
(3rd) Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

         The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, either (i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the relevant Fund are delivered through DTC to the Custodian by 11:00 a.m., Eastern time, the following Business Day pursuant to a properly submitted redemption order.


         If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund's brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash in lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

         The chart below describes in further detail the placement of redemption orders outside the clearing process.



                                TRANSMITTAL DATE    NEXT BUSINESS DAY        SECOND BUSINESS    THIRD BUSINESS DAY
                                      (T)                 (T+1)                 DAY (T+2)              (T+3)
----------------------------------------------------------------------------------------------------------------------

CREATION THROUGH NSCC

----------------------------------------------------------------------------------------------------------------------
STANDARD ORDERS              4:00 p.m. (ET)         No action.              No action.          Creation Unit
                                                                                                Aggregations  will be
                             Order must be                                                      delivered.
                             received by the
                             Distributor.

----------------------------------------------------------------------------------------------------------------------
CUSTOM ORDERS                3:00 p.m. (ET)         No action.              No action.          Creation Unit
                                                                                                Aggregations will be
                             Order must be                                                      delivered.
                             received by the
                             Distributor.

                             Orders received after
                             3:00 p.m. (ET) will
                             be treated  as
                             standard orders.
----------------------------------------------------------------------------------------------------------------------
CREATION OUTSIDE NSCC

----------------------------------------------------------------------------------------------------------------------
STANDARD ORDERS              4:00 p.m. (ET)         11:00 a.m. (ET)         No action.          Creation Unit
                                                                                                Aggregations  will be
                             Order in proper form   Deposit Securities                          delivered.
                             must be received by    must be received by
                             the Distributor.       the Fund's account
                                                    through DTC.

                                                    2:00 p.m. (ET)

                                                    Cash Component must be
                                                    received by the
                                                    Custodian.

----------------------------------------------------------------------------------------------------------------------
STANDARD  ORDERS  CREATED IN 4:00 p.m. (ET)         11:00 a.m. (ET)         No action.          1:00 p.m. (ET)
ADVANCE  OF  RECEIPT  BY THE
TRUST  OF ALL  OR A  PORTION Order in proper form   Available       Deposit                     Missing Deposit
OF THE DEPOSIT SECURITIES    must be received       by Securities.                              Securities are due
                             the Distributor.                                                   to the  Trust or the
                                                    Cash in an amount                           Trust may use cash
                                                    equal to the sum of                         on deposit to
                                                    (i) the Cash                                purchase missing
                                                    Component, plus (ii)                        Deposit Securities.
                                                    115% of the market
                                                    value of the                                Creation Unit
                                                    undelivered Deposit                         Aggregations will be
                                                    Securities.                                 delivered.
----------------------------------------------------------------------------------------------------------------------
CUSTOM ORDERS                3:00 p.m. (ET)         11:00 a.m. (ET)         No action.          Creation Unit
                                                                                                Aggregations will be
                             Order in proper form   Deposit Securities                          delivered.
                             must be received by    must be received by
                             the Distributor.       the Fund's account
                                                    through DTC.

                             Orders received after
                             3:00 p.m. (ET) will    2:00 p.m. (ET)
                             be treated as
                             standard orders.       Cash Component must be
                                                    received by the Orders
                                                    Custodian.


                                TRANSMITTAL DATE    NEXT BUSINESS DAY       SECOND BUSINESS    THIRD BUSINESS DAY
                                      (T)                (T+1)                  DAY (T+2)              (T+3)
----------------------------------------------------------------------------------------------------------------------
REDEMPTION THROUGH NSCC

----------------------------------------------------------------------------------------------------------------------
STANDARD ORDERS              4:00 p.m. (ET)         No action.              No action.          Fund Securities and
                                                                                                Cash Redemption
                             Order must be                                                      Amount will be
                             received by the                                                    transferred.
                             Transfer Agent.

                             Orders received after
                             4:00 p.m. (ET) will be
                             deemed received on the
                             next business day (T+1).

----------------------------------------------------------------------------------------------------------------------
CUSTOM ORDERS                3:00 p.m. (ET)         No action.              No action.          Fund Securities and
                                                                                                Cash Redemption
                             Order must be                                                      Amount will be
                             received by the                                                    transferred.
                             Transfer Agent.

                             Orders received after
                             3:00 p.m. (ET) will
                             be treated as
                             standard orders.
----------------------------------------------------------------------------------------------------------------------
REDEMPTION OUTSIDE OF NSCC

----------------------------------------------------------------------------------------------------------------------
STANDARD ORDERS              4:00 p.m. (ET)         11:00 a.m. (ET)         No action.          Fund Securities and
                                                                                                Cash Redemption
                             Order must be          Fund Shares must be                         Amount is delivered
                             received by            the delivered through DTC                   to the redeeming
                             Transfer Agent.        to the Custodian.                           beneficial owner.

                             Orders  received after 2:00 p.m. (ET)
                             4:00 p.m. (ET) will
                             be deemed received on Cash Component, if the next business day any, is due.
                             (T+1).
                                                    *If the order is not in
                                                    proper form or the Fund
                                                    Shares are not delivered,
                                                    then the order will not be
                                                    deemed received as of T.

----------------------------------------------------------------------------------------------------------------------
CUSTOM ORDERS                3:00 p.m. (ET)         11:00 a.m. (ET)         No action.          Fund Securities and
                                                                                                Cash Redemption
                             Order must be          Fund Shares must be                         Amount is delivered
                             received by the        delivered through DTC                       to the redeeming
                             Transfer Agent.        to the Custodian.                           beneficial owner.

                             Orders received after  2:00 p.m. (ET)
                             3:00 p.m. (ET) will
                             be treated as          Cash Component, if
                             standard orders.       any, is due.

                                                    *If the order is not in
                                                    proper form or the Fund
                                                    Shares are not delivered,
                                                    then the order will not be
                                                    deemed received as of T.

----------------------------------------------------------------------------------------------------------------------

                                      TAXES


         Each Fund intends to qualify for and to elect to be treated as a separate regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a RIC, a Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders. To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements relating to the nature of its income and the diversification of its assets. If a Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of a Fund's current and accumulated earnings and profits. In addition, in order to requalify for taxation as a RIC, a Fund may be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions.

         Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus. Losses in one fund do not offset gains in another fund and the requirements (other than certain organizational requirements) to qualify for RIC status are determined at the Fund level rather than at the Trust level.

         Each Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its net capital gains for twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

         As a result of tax requirements, the Trust on behalf of each Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to section 351 of the Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

         The Funds may make investments that are subject to special federal income tax rules, such as investments in repurchase agreements, money market instruments, convertible securities, structured notes, and non-U.S. corporations classified as "passive foreign investment companies." Those special tax rules can, among other things, affect the timing of income or gain, the treatment of income as capital or ordinary and the treatment of capital gain or loss as long-term or short-term. The application of these special rules would therefore also affect the character of distributions made by the Funds. The Funds may need to borrow money or dispose of some of its investments earlier than anticipated in order to meet its distribution requirements.

         Distributions from a Fund's net investment income, including net short-term capital gains, if any, and distributions of income from securities lending, are taxable as ordinary income. Distributions reinvested in additional Shares of a Fund through the means of a dividend reinvestment service will be taxable dividends to Shareholders acquiring such additional Shares to the same extent as if such dividends had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long shareholders have held the Shares.

         Dividends declared by a Fund in October, November or December and paid to shareholders of record of such months during the following January may be treated as having been received by such shareholders in the year the distributions were declared.

         Long-term capital gains tax of non-corporate taxpayers are generally taxed at a maximum rate of 15% for taxable years beginning before January 1, 2011. Thereafter, without further congressional action, that rate will return to 20%.In addition, some ordinary dividends declared and paid by a Fund to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder. Each Fund will report to shareholders annually the amounts of dividends received from ordinary income, the amount of distributions received from capital gains and the portion of dividends which may qualify for the dividends received deduction. In addition, each Fund will report the amount of dividends to non-corporate shareholders eligible for taxation at the lower reduced tax rates applicable to long-term capital gains.

         If more than 50% of a Fund's total assets at the end of its taxable year consist of foreign stock or securities, the Fund intends to elect to "pass through" to its investors certain foreign income taxes paid by the Fund, with the result that each investor will (i) include in gross income, as an additional dividend, even though not actually received, the investor's pro rata share of the Fund's foreign income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal income), subject to certain limitations, the investor's pro rata share of the Fund's foreign income taxes.

         If, for any calendar year, the total distributions made exceed the Fund's current and accumulated earnings and profits, the excess will, for federal income tax purposes, be treated as a tax free return of capital to each shareholder up to the amount of the shareholder's basis in his or her shares, and thereafter as gain from the sale of shares. The amount treated as a tax free return of capital will reduce the shareholder's adjusted basis in his or her shares, thereby increasing his or her potential gain or reducing his or her potential loss on the subsequent sale of his or her shares.

         The sale, exchange or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of Shares will be treated as short-term capital gain or loss. A loss realized on a sale or exchange of Shares of the Fund may be disallowed if other substantially identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Shares are disposed of. In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders. Distribution of ordinary income and capital gains may also be subject to state and local taxes.

         Distributions of ordinary income paid to shareholders who are nonresident aliens or foreign entities that are not effectively connected to the conduct of a trade or business within the United States will generally be subject to a 30% United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. However, shareholders who are nonresident aliens or foreign entities will generally not be subject to United States withholding or income tax on gains realized on the sale of Shares or on dividends from capital gains unless (i) such gain or capital gain dividend is effectively connected with the conduct of a trade or business within the United States or (ii) in the case of a non-corporate shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or capital gain dividend and certain other conditions are met. Gains on the sale of Shares and dividends that are effectively connected with the conduct of a trade or business within the United States will generally be subject to United States federal net income taxation at regular income tax rates. For taxable years of a Fund beginning before January 1, 2010, dividends paid by a Fund to shareholders who are nonresident aliens or foreign entities that are properly designated by a Fund as "short-term capital gain dividends" or "interest-related dividends" and that are derived from short-term capital gains and qualifying net investment income (including income from original issue discount and market discount), will generally not be subject to U.S. withholding tax, provided that the income would not be subject to federal income tax if earned directly by the foreign shareholder. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax.

         Some shareholders may be subject to a withholding tax on distributions of ordinary income, capital gains and any cash received on redemption of Creation Units ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with a Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

         Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

         The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under federal, state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.


             FEDERAL TAX TREATMENT OF FUTURES AND OPTIONS CONTRACTS

         Each Fund is required for federal income tax purposes to mark to market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indices required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. Each Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

         In order for a Fund to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans or securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund's business of investing in securities (including net income derived from an interest in certain "qualified publicly traded partnerships"). It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities or derived with respect to each Fund's business of investing in securities and therefore will be qualifying income for purposes of the 90% gross income requirement.

         Each Fund distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Fund's fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on a Fund's other investments and shareholders are advised on the nature of the distributions.

                              DETERMINATION OF NAV

         The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Net Asset Value."

         The NAV per Share of each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares of the Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management and administration fees, are accrued daily and taken into account for purposes of determining NAV. The NAV per Share is calculated by the Custodian and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open.

         In computing each Fund's NAV, the Fund's securities holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board.

                           DIVIDENDS AND DISTRIBUTIONS

         The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Dividends, Distributions and Taxes."


         General Policies. Dividends from net investment income, if any, are declared and paid annually, except for the Claymore/Zacks Multi-Asset Income Index ETF, which are declared and paid quarterly. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.


         Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from a Fund.

         Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

                            MISCELLANEOUS INFORMATION


         Counsel. Clifford Chance US LLP, 31 West 52nd Street, New York, New York 10019, is counsel to the Trust.


         Independent Registered Public Accounting Firm. Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, serves as the Funds' independent registered public accounting firm. They audit the Funds' financial statements and perform other related audit services.


                              FINANCIAL STATEMENTS


         The Funds' audited financial statements, including the financial highlights for the year ended August 31, 2008(including, with respect to the Claymore/Raymond James SB-1 Equity ETF, the audited financial statements of its predecessor fund, the Claymore/Raymond James SB-1 Equity Fund), and filed electronically with the Securities and Exchange Commission are incorporated by reference and made part of this Statement of Additional Information. You may request a copy of the Trust's Annual Report at no charge by calling 1-888-949-3837 during normal business hours.